UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

MML Money Market Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 100.5%
Commercial Paper – 78.5%
Abbey National North America LLC 0.600% 5/22/09	$4,070,000	$4,066,541
Abbot Laboratories 0.280% 4/03/09	2,584,000	2,583,960
Abbot Laboratories 0.300% 5/07/09	2,225,000	2,224,333
American Honda Finance Corp. 0.600% 6/03/09	5,150,000	5,144,592
Becton, Dickinson & Co. 0.250% 4/06/09	2,925,000	2,924,898
Becton, Dickinson & Co. 0.300% 4/01/09	1,871,000	1,871,000
Bryant Park Funding LLC 0.700% 5/13/09	4,565,000	4,561,272
Campbell Soup Co. 0.230% 4/02/09	4,865,000	4,864,969
CBA (Delaware) Finance, Inc. 0.650% 4/20/09	4,625,000	4,623,413
Citibank 0.550% 4/17/09	4,200,000	4,200,000
Coca-Cola Co. 0.300% 4/21/09	4,500,000	4,499,250
ConocoPhillips 0.300% 6/25/09	4,975,000	4,971,476
Danske Corp. 1.400% 10/16/09	5,025,000	4,986,307
Deere & Co. 0.450% 4/08/09	4,575,000	4,574,600
Ecolab, Inc. 0.550% 5/28/09	4,700,000	4,695,907
Eli Lilly & Co. 0.300% 7/08/09	4,427,000	4,423,385
Emerson Electric Co. 0.300% 4/27/09	2,568,000	2,567,444
Emerson Electric Co. 0.340% 5/04/09	1,833,000	1,832,429
Falcon Asset Co. LLC 0.450% 4/15/09	4,200,000	4,199,265
General Dynamics Corp. 0.330% 4/30/09	4,547,000	4,545,791
General Electric Capital Corp. 0.700% 7/13/09	4,590,000	4,580,807
Hewlett Packard Co. 0.300% 4/01/09	1,925,000	1,925,000
Hewlett Packard Co. 0.400% 4/07/09	2,785,000	2,784,814
Honeywell International, Inc. 0.280% 4/24/09	966,000	965,827
Illinois Tool Works, Inc. 0.240% 4/13/09	1,584,000	1,583,873
Illinois Tool Works, Inc. 0.350% 5/04/09	1,800,000	1,799,423
ING U.S. Funding LLC 0.680% 4/24/09	2,450,000	2,448,936
ING U.S. Funding LLC 1.000% 4/07/09	2,375,000	2,374,604
JP Morgan Chase & Co. 0.500% 5/04/09	3,640,000	3,638,332
Medtronic, Inc. 0.180% 4/23/09	1,168,000	1,167,872
Nestle Capital Corp. 0.300% 9/25/09	3,126,000	3,121,389
Paccar Financial Corp. 0.260% 4/06/09	3,879,000	3,878,860
Parker-Hannifin Corp. 0.430% 4/17/09	2,435,000	2,434,535
PepsiAmericas, Inc. 0.300% 4/28/09	4,500,000	4,498,987
Praxair, Inc. 0.350% 4/09/09	4,595,000	4,594,643
Roche Holding, Inc. 0.300% 5/14/09	5,000,000	4,998,208
Rockwell Collins, Inc. 0.320% 4/08/09	3,831,000	3,830,762
Sigma Aldrich Corp. 0.270% 4/09/09	2,094,000	2,093,874
Southern Co. 0.250% 5/05/09	5,125,000	5,123,790
The Walt Disney Co. 0.300% 4/27/09	4,507,000	4,506,023
Toyota Motor Credit Corp. 1.050% 4/16/09	4,400,000	4,398,075
Unilever Capital Corp. 0.300% 5/11/09	3,244,000	3,242,919
Wal-Mart Stores, Inc. 2.350% 5/08/09	3,197,000	3,189,278
Windmill Funding Corp. 0.550% 4/16/09	4,489,000	4,487,971
Discount Notes – 6.5%
Federal Home Loan Bank 0.282% 4/07/09	3,562,000	3,561,833
Federal Home Loan Mortgage Corp. 0.320% 6/15/09	2,398,000	2,396,401
Federal Home Loan Mortgage Corp. 0.340% 6/15/09	2,264,000	2,262,396
Federal National Mortgage Association 0.540% 11/30/09	4,785,000	4,767,559
U.S. Treasury Bills – 15.5%
U.S. Treasury Bill 0.096% 4/30/09	6,940,000	6,939,466
U.S. Treasury Bill 0.167% 5/21/09	3,225,000	3,224,252
U.S. Treasury Bill 0.181% 6/11/09	5,185,000	5,183,154
U.S. Treasury Bill 0.232% 7/02/09	1,665,000	1,664,015
U.S. Treasury Bill 0.274% 4/29/09	4,480,000	4,479,057
U.S. Treasury Bill 0.287% 7/30/09	9,220,000	9,211,195
TOTAL SHORT-TERM INVESTMENTS (Cost $199,718,962)		199,718,962
TOTAL INVESTMENTS – 100.5% (Cost $199,718,962) (a)		199,718,962
Other Assets/ (Liabilities) – (0.5)%		(942,535)
NET ASSETS – 100.0%		$198,776,427

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 108.0%
CORPORATE DEBT – 9.6%
Banks – 1.9%
Citibank NA FRN 1.382% 3/30/11	$1,750,000	$1,749,071
Pnc Funding Corp. 1.420% 4/01/12	1,500,000	1,497,744
State Street Bank and Trust Co. FRN 1.499% 9/15/11	1,750,000	1,753,113
Union Bank NA FRN 1.520% 3/16/12	1,750,000	1,752,908
Wells Fargo & Co. FRN 1.440% 6/15/12	1,500,000	1,503,906
		8,256,742
Diversified Financial – 5.6%
Cit Group, Inc. FRN 1.880% 3/15/17	2,880,000	1,031,904
General Electric Capital Corp. FRN 1.411% 3/11/11	2,250,000	2,238,044
General Electric Capital Corp. FRN 2.214% 12/09/11	2,500,000	2,545,040
The Goldman Sachs Group, Inc. 1.625% 7/15/11	2,125,000	2,126,557
JP Morgan Chase & Co. FRN 1.331% 2/23/11	1,225,000	1,226,895
JP Morgan Chase & Co. FRN 1.550% 6/15/12	1,850,000	1,855,036
JP Morgan Chase & Co. 2.625% 12/01/10	1,750,000	1,787,933
Lehman Brothers Holdings, Inc. FRN (a) 6.080% 5/12/14	5,195,000	623,400
Morgan Stanley FRN 1.508% 2/10/12	2,500,000	2,511,212
Morgan Stanley FRN 1.526% 3/13/12	1,750,000	1,752,903
Morgan Stanley FRN 2.090% 5/01/14	1,525,000	1,217,545
Morgan Stanley FRN 2.090% 3/01/16	1,200,000	893,520
Morgan Stanley Series C FRN 2.440% 11/01/13	6,156,000	5,106,648
		24,916,637
Insurance – 1.0%
Pacific Life Global Funding VRN (b) 2.270% 2/06/16	5,000,000	4,361,650
Multi-National – 0.8%
International Bank for Reconstruction & Development FRN 0.040% 12/10/13	3,943,000	3,613,444
Pharmaceuticals – 0.3%
Pfizer, Inc. FRN 3.173% 3/15/11	1,100,000	1,122,187
TOTAL CORPORATE DEBT (Cost $48,594,012)		42,270,660
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.5%
Student Loans ABS – 1.5%
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 1.139% 4/25/14	191,758	189,840
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 1.149% 10/27/14	372,519	368,037
SLM Student Loan Trust, Series 2006-7, Class A2 FRN 1.149% 10/25/16	11,387	11,369
SLM Student Loan Trust, Series 2006-5, Class A2 FRN 1.149% 7/25/17	286,751	285,362
SLM Student Loan Trust, Series 2006-2, Class A2 FRN 1.159% 1/25/17	60,751	60,656
SLM Student Loan Trust, Series 2006-2, Class A2 FRN 1.169% 10/26/15	332,810	331,978
SLM Student Loan Trust, Series 2006-10, Class A2 FRN 1.169% 10/25/17	823,812	821,624
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 1.309% 1/25/17	376,391	370,804
SLM Student Loan Trust, Series 2007-6, Class A1 FRN 1.329% 4/27/15	2,088,310	2,057,965
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 1.520% 3/15/19	718,671	708,901
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 1.530% 12/17/18	547,679	541,090
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 1.559% 10/27/14	706,983	697,152
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 2.209% 7/25/16	175,000	167,891
		6,612,669
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,606,865)		6,612,669
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.6%
Pass-Through Securities – 0.6%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 5.415% 3/01/37	2,542,672	2,597,183
TOTAL PASS-THROUGH SECURITIES (Cost $2,591,142)		2,597,183

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 96.3%
U.S. Treasury Bonds & Notes – 96.3%
U.S. Treasury Inflation Index 0.625% 4/15/13	$8,514,770	$8,429,622
U.S. Treasury Inflation Index 0.875% 4/15/10	18,833,022	18,756,513
U.S. Treasury Inflation Index 1.375% 7/15/18	11,067,708	10,998,535
U.S. Treasury Inflation Index 1.625% 1/15/15	19,624,755	19,845,533
U.S. Treasury Inflation Index 1.625% 1/15/18	12,581,384	12,746,515
U.S. Treasury Inflation Index 1.750% 1/15/28	13,740,262	13,194,945
U.S. Treasury Inflation Index 1.875% 7/15/13	20,230,320	20,748,722
U.S. Treasury Inflation Index 1.875% 7/15/15	17,870,452	18,395,397
U.S. Treasury Inflation Index 2.000% 4/15/12	12,515,651	12,895,032
U.S. Treasury Inflation Index 2.000% 1/15/14	19,589,020	20,191,993
U.S. Treasury Inflation Index 2.000% 7/15/14	20,445,235	21,148,040
U.S. Treasury Inflation Index 2.000% 1/15/16	16,736,690	17,312,014
U.S. Treasury Inflation Index 2.000% 1/15/26	16,688,825	16,521,937
U.S. Treasury Inflation Index 2.125% 1/15/19	4,847,669	5,171,857
U.S. Treasury Inflation Index 2.375% 4/15/11	13,103,798	13,460,058
U.S. Treasury Inflation Index 2.375% 1/15/17	14,823,396	15,749,858
U.S. Treasury Inflation Index 2.375% 1/15/25	25,989,136	27,008,399
U.S. Treasury Inflation Index 2.375% 1/15/27	13,792,249	14,402,121
U.S. Treasury Inflation Index 2.500% 7/15/16	17,327,008	18,583,216
U.S. Treasury Inflation Index 2.500% 1/15/29	11,071,958	12,039,024
U.S. Treasury Inflation Index 2.625% 7/15/17	13,822,538	15,032,010
U.S. Treasury Inflation Index 3.000% 7/15/12	23,078,115	24,614,252
U.S. Treasury Inflation Index 3.375% 1/15/12	5,486,958	5,850,469
U.S. Treasury Inflation Index 3.375% 4/15/32	5,173,760	6,682,234
U.S. Treasury Inflation Index 3.500% 1/15/11	7,738,812	8,094,314
U.S. Treasury Inflation Index 3.625% 4/15/28	17,170,695	21,235,213
U.S. Treasury Inflation Index 3.875% 4/15/29	19,950,047	25,695,062
		424,802,885
TOTAL U.S. TREASURY OBLIGATIONS (Cost $419,980,649)		424,802,885
TOTAL BONDS & NOTES (Cost $477,772,668)		476,283,397
TOTAL LONG-TERM INVESTMENTS (Cost $477,772,668)		476,283,397
SHORT-TERM INVESTMENTS – 68.5%
Commercial Paper – 68.5%
7 - Eleven 0.450% 4/16/09	6,903,000	6,901,706
Altria Group, Inc. 1.650% 6/02/09	4,679,000	4,665,704
American Honda Finance Corp. 0.600% 6/03/09	11,231,000	11,219,207
Autozone, Inc.. 1.000% 4/02/09	7,652,000	7,651,787
Basf Aktiengesellsch 0.320% 4/07/09	5,058,000	5,057,730
Basf Aktiengesellsch 0.720% 4/07/09	2,941,000	2,940,647
Becton, Dickinson & Co. 0.300% 4/01/09	8,698,000	8,698,000
Bnp Paribas Fin, Inc. 0.400% 4/13/09	7,500,000	7,499,000
Cadbury Schweppes Financial 1.250% 4/27/09	6,375,000	6,369,245
Cba (de) Finance, Inc. 0.720% 4/15/09	10,350,000	10,347,102
Centrica Plc 1.750% 5/11/09	2,519,000	2,514,102
Chevron Phillips Chm 1.300% 4/22/09	5,800,000	5,795,602
Covidien Intl Fnc 1.200% 5/04/09	6,475,000	6,467,877
Danske Corp. 0.600% 5/28/09	4,864,000	4,859,379
Devon Energy Corp. 0.750% 5/15/09	6,845,000	6,838,725
Dominion Resources 1.170% 4/14/09	6,825,000	6,822,116
Duke Energy Corp. 0.600% 4/08/09	3,602,000	3,601,580
Ecolab, Inc.. 0.550% 6/10/09	10,177,000	10,166,116
Heinz H.j. Fin Co. 1.050% 4/27/09	6,375,000	6,370,166
ING U.S. Funding LLC 1.000% 4/07/09	10,135,000	10,133,311
Ingersoll Rand Global Hldg Co. 3.050% 4/24/09	6,750,000	6,736,847
Itt Corp. 1.700% 4/01/09	1,710,000	1,710,000
Itt Corp. 2.300% 5/26/09	6,150,000	6,128,390
Kellogg Co. 1.150% 5/18/09	6,475,000	6,465,278
Kraft Foods, Inc. 0.530% 4/17/09	6,750,000	6,748,410
Lincoln National Corp. 1.650% 4/17/09	6,400,000	6,395,307
Mccormick & Co. 0.650% 5/27/09	6,825,000	6,818,099
Medtronic, Inc. 0.350% 4/03/09	10,400,000	10,399,798

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Parker-hannifin Corp. 0.550% 5/06/09	$9,039,000	$9,034,167
Ppg Industries 1.450% 4/01/09	6,475,000	6,475,000
Praxair, Inc. 0.400% 6/08/09	8,042,000	8,035,924
Rockwell Collins, Inc. 0.250% 4/13/09	7,088,000	7,087,409
Ryder System, Inc. 1.000% 4/21/09	6,825,000	6,821,208
Safeway, Inc. 0.950% 4/16/09	6,750,000	6,747,328
Sigma Aldrich Corpor 0.180% 4/02/09	6,079,000	6,078,970
So.carolina El & Gas 1.200% 4/21/09	5,000,000	4,996,667
Societe Gen No Amer 0.870% 4/06/09	10,000,000	9,998,792
Staples, Inc. 1.200% 4/08/09	6,725,000	6,723,431
Tyco Intl Fin S A 1.250% 4/08/09	6,482,000	6,480,425
United Healthcare Co. 0.900% 4/20/09	5,400,000	5,397,435
United Healthcare Co. 1.050% 4/23/09	1,019,000	1,018,346
Verizon Commntn, Inc. 1.220% 5/18/09	6,400,000	6,389,806
Vf Corp. 1.500% 4/20/09	7,200,000	7,194,300
Volkswagen Of Americ 2.850% 4/09/09	6,196,000	6,192,076
Wellpoint, Inc. 1.400% 6/09/09	6,475,000	6,457,625
Xcel Energy, Inc. 1.050% 4/09/09	4,500,000	4,498,950
TOTAL SHORT-TERM INVESTMENTS (Cost $301,949,090)		301,949,090
TOTAL INVESTMENTS – 176.5% (Cost $779,721,758) (c)		778,232,487
Other Assets/ (Liabilities) – (76.5)%		(337,378,539)
NET ASSETS – 100.0%		$440,853,948

Notes to Portfolio of Investments
ABS	Asset Backed Security
FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Security is currently in default.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $4,361,650 or 0.99% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$322,111
TOTAL PREFERRED STOCK (Cost $450,000)		322,111
TOTAL EQUITIES (Cost $450,000)		322,111
	Principal Amount
BONDS & NOTES – 95.2%
CORPORATE DEBT – 37.2%
Advertising – 0.2%
Interpublic Group of Cos., Inc. 5.400% 11/15/09	$1,095,000	1,073,100
Aerospace & Defense – 0.9%
General Dynamics Corp. 5.250% 2/01/14	895,000	954,476
Goodrich Corp. 6.125% 3/01/19	1,000,000	969,970
L-3 Communications Corp. 6.375% 10/15/15	860,000	810,550
Lockheed Martin Corp. 6.150% 9/01/36	730,000	737,704
United Technologies Corp. 6.125% 2/01/19	1,710,000	1,840,853
		5,313,553
Agriculture – 0.9%
Altria Group, Inc. 9.700% 11/10/18	1,625,000	1,768,812
Altria Group, Inc. 9.950% 11/10/38	870,000	868,180
BAT International Finance PLC (a) 8.125% 11/15/13	1,525,000	1,645,698
Cargill, Inc. (a) 5.200% 1/22/13	1,300,000	1,271,990
		5,554,680
Airlines – 0.0%
United Air Lines, Inc. (b) (e) 10.110% 12/31/49	222,438	-
US Airways, Inc. Class B (b) (e) 1.000% 4/15/49	869,681	9
		9
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	240,000	144,000
VF Corp. 6.450% 11/01/37	800,000	690,772
		834,772
Banks – 2.2%
Bank of America Corp. 2.100% 4/30/12	3,000,000	3,006,096
Bank of America Corp. 4.250% 10/01/10	375,000	357,200
Bank of America Corp. 5.750% 12/01/17	930,000	781,001
Bank of America Corp. Series L 5.650% 5/01/18	2,250,000	1,877,108
HSBC Finance Corp. 6.375% 10/15/11	405,000	350,133
HSBC Holdings PLC 6.500% 9/15/37	600,000	491,009
State Street Corp. 2.150% 4/30/12	925,000	928,805
Wachovia Bank NA 6.600% 1/15/38	1,525,000	1,206,054
Wachovia Bank NA 7.800% 8/18/10	600,000	597,539
Wachovia Corp. 5.300% 10/15/11	1,080,000	1,066,151
Wachovia Corp. 5.750% 6/15/17	1,080,000	963,795
Wells Fargo & Co. 4.375% 1/31/13	1,400,000	1,304,871
Wells Fargo & Co. 5.625% 12/11/17	400,000	364,965
		13,294,727
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	314,520
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	182,561
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	565,000	554,397
The Coca-Cola Co. 5.350% 11/15/17	550,000	587,515
Diageo Finance BV 3.875% 4/01/11	770,000	767,434
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	537,056
		2,943,483
Building Materials – 0.3%
American Standard, Inc. 7.625% 2/15/10	800,000	807,963
CRH America, Inc. 8.125% 7/15/18	900,000	701,748
		1,509,711
Chemicals – 1.2%
Cytec Industries, Inc. 5.500% 10/01/10	475,000	474,117
Ecolab, Inc. 4.875% 2/15/15	1,500,000	1,499,682
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,167,069
EI Du Pont de Nemours & Co. 5.000% 1/15/13	480,000	499,893
EI Du Pont de Nemours & Co. 6.000% 7/15/18	620,000	622,559
Lubrizol Corp. 4.625% 10/01/09	645,000	648,676
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,324,520
Sensient Technologies 6.500% 4/01/09	955,000	955,000
		7,191,516
Commercial Services – 0.6%
Deluxe Corp. 7.375% 6/01/15	145,000	107,300
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	550,000	525,988
Equifax, Inc. 7.000% 7/01/37	415,000	294,765

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance Co. (a) 5.800% 10/15/12	$1,600,000	$1,247,656
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	198,761
ERAC USA Finance Co. (a) 7.000% 10/15/37	1,500,000	873,093
		3,247,563
Computers – 0.4%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	430,000	455,423
Electronic Data Systems Corp. 7.450% 10/15/29	355,000	385,709
EMC Corp. 1.750% 12/01/13	550,000	536,937
Hewlett-Packard Co. 5.500% 3/01/18	890,000	912,632
		2,290,701
Diversified Financial – 10.0%
American Express Co. 6.150% 8/28/17	350,000	290,057
American Express Credit Corp. 7.300% 8/20/13	1,795,000	1,666,216
American General Finance Corp. 5.900% 9/15/12	1,575,000	654,036
American General Finance Corp. 6.500% 9/15/17	350,000	120,405
American General Finance Corp. 6.900% 12/15/17	450,000	157,719
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,135,985
BlackRock, Inc. 6.250% 9/15/17	350,000	336,315
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	727,696
CIT Group, Inc. 5.125% 9/30/14	595,000	359,670
CIT Group, Inc. 7.625% 11/30/12	1,800,000	1,324,856
Citigroup, Inc. 2.125% 4/30/12	2,000,000	2,006,736
Citigroup, Inc. 5.500% 2/15/17	750,000	471,143
Citigroup, Inc. 5.875% 5/29/37	995,000	764,095
Citigroup, Inc. 6.500% 8/19/13	910,000	836,213
Credit Suisse USA, Inc. 7.125% 7/15/32	1,070,000	1,067,677
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	922,253
Emerald Investment Grade CBO Ltd. (Acquired 4/23/99, Cost $1,028,862) FRN (a) (c) 3.054% 5/24/11	112,432	108,497
Federal National Mortgage Association 5.625% 7/15/37	4,825,000	5,429,205
GATX Financial Corp. 5.125% 4/15/10	2,500,000	2,365,380
General Electric Capital Corp. FRN 2.214% 12/09/11	2,125,000	2,163,284
General Electric Capital Corp. 5.375% 10/20/16	700,000	614,711
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	714,286
General Electric Capital Corp. 6.750% 3/15/32	1,200,000	973,078
General Electric Capital Corp. 6.875% 1/10/39	1,695,000	1,382,425
The Goldman Sachs Group, Inc. 1.625% 7/15/11	5,750,000	5,754,212
The Goldman Sachs Group, Inc. 5.450% 11/01/12	4,000,000	3,872,195
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	1,577,408
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	333,127
HSBC Finance Corp. 5.900% 6/19/12	825,000	656,659
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	700,000	699,944
International Lease Finance Corp. 5.625% 9/20/13	465,000	260,147
JP Morgan Chase & Co. FRN 1.331% 2/23/11	750,000	751,160
JP Morgan Chase & Co. FRN 1.550% 6/15/12	2,500,000	2,506,805
JP Morgan Chase & Co. 2.625% 12/01/10	2,750,000	2,809,609
JP Morgan Chase & Co. 5.375% 10/01/12	1,900,000	1,903,656
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	328,397
Lazard Group LLC 6.850% 6/15/17	535,000	430,779
Lazard Group LLC 7.125% 5/15/15	695,000	577,500
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	1,230,000	156,825
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	815,000	81
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	230,000	29,325
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,900,000	1,557,544
Morgan Stanley FRN 1.508% 2/10/12	3,000,000	3,013,455
Morgan Stanley FRN 1.526% 3/13/12	1,250,000	1,252,074
Morgan Stanley 5.450% 1/09/17	430,000	376,250
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	2,300,000	2,662,728
SLM Corp. 5.000% 10/01/13	505,000	268,543
Textron Financial Corp. 5.125% 11/01/10	1,140,000	855,752
		59,226,113
Electric – 2.5%
Allegheny Energy Supply 7.800% 3/15/11	300,000	299,937
Allegheny Energy Supply (a) 8.250% 4/15/12	385,000	389,396

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	$310,000	$323,290
Consumers Energy Co. 4.400% 8/15/09	390,000	390,094
Entergy Gulf States, Inc. 5.250% 8/01/15	1,455,000	1,314,806
Kansas Gas & Electric Co. 5.647% 3/29/21	397,747	368,601
Kiowa Power Partners LLC (a) 4.811% 12/30/13	240,943	234,879
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	497,615	495,749
Monongahela Power 6.700% 6/15/14	450,000	455,281
Monongahela Power 7.360% 1/15/10	700,000	702,266
Nevada Power Co. Series L 5.875% 1/15/15	560,000	530,742
Nevada Power Co. Series N 6.650% 4/01/36	550,000	459,452
Oncor Electric Delivery Co. (a) 6.800% 9/01/18	1,815,000	1,779,627
Oncor Electric Delivery Co. (a) 7.500% 9/01/38	590,000	558,637
Pennsylvania Electric Co. Class B 6.125% 4/01/09	1,220,000	1,220,000
PPL Energy Supply LLC 6.300% 7/15/13	750,000	750,522
Tampa Electric Co. 6.375% 8/15/12	750,000	765,752
Tenaska Oklahoma (a) 6.528% 12/30/14	331,567	337,983
TransAlta Corp. 5.750% 12/15/13	1,200,000	1,109,987
TransAlta Corp. 6.650% 5/15/18	600,000	535,507
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	400,113	428,460
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	580,000	522,487
Union Electric Co. 6.700% 2/01/19	600,000	571,512
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	444,390
		14,989,357
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	715,000	550,550
Environmental Controls – 0.7%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	550,000	536,938
Allied Waste North America, Inc. 6.500% 11/15/10	1,540,000	1,532,300
Allied Waste North America, Inc. 6.875% 6/01/17	1,710,000	1,556,100
Waste Management, Inc. 6.100% 3/15/18	610,000	576,232
		4,201,570
Foods – 0.8%
Delhaize America, Inc. 9.000% 4/15/31	1,020,000	1,084,109
Kellogg Co. 5.125% 12/03/12	850,000	898,151
The Kroger Co. 6.900% 4/15/38	1,565,000	1,580,681
The Kroger Co. 7.500% 1/15/14	360,000	399,445
Sara Lee Corp. 3.875% 6/15/13	210,000	201,733
Smithfield Foods, Inc. 7.000% 8/01/11	1,085,000	835,450
		4,999,569
Forest Products & Paper – 0.1%
Rock-Tenn Co. 5.625% 3/15/13	140,000	123,200
Rock-Tenn Co. 8.200% 8/15/11	590,000	591,475
		714,675
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	428,575
Southwest Gas Corp. 8.375% 2/15/11	305,000	311,985
		740,560
Hand & Machine Tools – 0.1%
Black & Decker Corp. 8.950% 4/15/14	500,000	494,035
		494,035
Health Care — Products – 0.3%
Covidien International Finance SA 5.450% 10/15/12	1,000,000	1,027,149
Covidien International Finance SA 6.550% 10/15/37	550,000	541,608
Medtronic, Inc. 1.625% 4/15/13	450,000	397,688
		1,966,445
Health Care — Services – 0.4%
Roche Holdings, Inc. (a) 5.000% 3/01/14	750,000	767,645
Roche Holdings, Inc. (a) 6.000% 3/01/19	1,000,000	1,029,261
Roche Holdings, Inc. (a) 7.000% 3/01/39	810,000	847,600
		2,644,506
Holding Company — Diversified – 0.6%
Kansas City Southern Railway 13.000% 12/15/13	1,670,000	1,703,400
Leucadia National Corp. 7.750% 8/15/13	2,000,000	1,662,500
		3,365,900
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	460,000	434,700
D.R. Horton, Inc. 4.875% 1/15/10	120,000	116,700
Lennar Corp. Series B 5.125% 10/01/10	105,000	91,875
		643,275
Household Products – 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	750,000	807,366

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	$450,000	$433,956
Toro Co. 7.800% 6/15/27	235,000	186,753
		620,709
Insurance – 0.1%
Lincoln National Corp. 6.300% 10/09/37	400,000	171,496
MetLife, Inc. Series A 6.817% 8/15/18	790,000	678,251
		849,747
Investment Companies – 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	285,000	183,136
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	385,000	280,824
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	855,000	564,274
Lodging – 0.3%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	913,772
MGM Mirage 6.000% 10/01/09	360,000	194,400
MGM Mirage 6.750% 9/01/12	100,000	35,000
MGM Mirage 6.750% 4/01/13	335,000	117,250
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	192,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	495,000	423,225
		1,876,147
Machinery — Diversified – 0.3%
Briggs & Stratton Corp. 8.875% 3/15/11	725,000	710,500
Roper Industries, Inc. 6.625% 8/15/13	910,000	921,739
		1,632,239
Manufacturing – 1.2%
Bombardier, Inc. (a) 6.750% 5/01/12	310,000	246,450
Cooper US, Inc. 6.100% 7/01/17	635,000	623,262
General Electric Co. 5.250% 12/06/17	400,000	369,924
Illinois Tool Works, Inc. (a) 5.150% 4/01/14	2,000,000	2,010,444
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,470,000	1,372,308
Pentair, Inc. 7.850% 10/15/09	850,000	850,863
Tyco Electronics Group SA 6.000% 10/01/12	375,000	319,109
Tyco Electronics Group SA 6.550% 10/01/17	325,000	245,933
Tyco Electronics Group SA 7.125% 10/01/37	400,000	256,138
Tyco International Finance SA 8.500% 1/15/19	390,000	402,553
Tyco International Ltd. 6.875% 1/15/21	605,000	505,885
		7,202,869
Media – 2.5%
CBS Corp. 6.625% 5/15/11	780,000	750,834
CBS Corp. 7.875% 7/30/30	375,000	235,497
Comcast Corp. 6.950% 8/15/37	610,000	568,039
Cox Communications, Inc. 6.750% 3/15/11	475,000	474,602
Cox Communications, Inc. (a) 8.375% 3/01/39	1,075,000	1,008,619
Echostar DBS Corp. 7.125% 2/01/16	600,000	537,000
HSN (a) 11.250% 8/01/16	1,300,000	884,000
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	718,438
News America, Inc. 4.750% 3/15/10	800,000	782,217
Rogers Communications, Inc. 5.500% 3/15/14	225,000	219,972
Rogers Communications, Inc. 7.500% 8/15/38	200,000	198,332
Rogers Communications, Inc. 8.750% 5/01/32	870,000	931,400
Scholastic Corp. 5.000% 4/15/13	500,000	386,250
Shaw Communications, Inc. 8.250% 4/11/10	1,325,000	1,325,000
Thomson Corp. 5.700% 10/01/14	1,485,000	1,472,734
Thomson Corp. 6.200% 1/05/12	650,000	638,068
Thomson Reuters Corp. 5.950% 7/15/13	400,000	390,707
Time Warner Cable, Inc. 5.400% 7/02/12	345,000	333,251
Time Warner Cable, Inc. 7.500% 4/01/14	700,000	713,712
Time Warner Cable, Inc. 8.250% 4/01/19	640,000	657,678
Time Warner Cable, Inc. 8.750% 2/14/19	585,000	621,168
Time Warner, Inc. 5.875% 11/15/16	845,000	799,723
Viacom, Inc. 6.250% 4/30/16	315,000	276,552
		14,923,793
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	730,000	729,261
Mining – 0.6%
Codelco, Inc. (a) 6.150% 10/24/36	415,000	383,524
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,525,000	1,425,875
Vale Overseas Ltd. 6.250% 1/23/17	455,000	448,450
Vale Overseas Ltd. 6.875% 11/21/36	420,000	362,687
Vulcan Materials Co. 6.000% 4/01/09	800,000	800,000
		3,420,536
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	350,000	303,124

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas – 1.2%
Devon Energy Corp. 6.300% 1/15/19	$310,000	$302,459
Mobil Corp. 8.625% 8/15/21	1,000,000	1,339,276
Noble Holding International Ltd. 7.375% 3/15/14	1,035,000	1,064,493
OAO Gazprom (a) 9.625% 3/01/13	400,000	378,500
Pemex Project Funding Master Trust 6.625% 6/15/35	2,000,000	1,430,000
Pemex Project Funding Master Trust 6.625% 6/15/38	527,000	368,900
The Premcor Refining Group, Inc. 6.750% 5/01/14	280,000	265,605
Shell International Finance 5.625% 6/27/11	75,000	80,382
Tesoro Corp. 6.500% 6/01/17	330,000	249,150
Transocean Ltd. 1.500% 12/15/37	550,000	471,625
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	971,489
		6,921,879
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	210,000	159,600
Packaging & Containers – 0.5%
Packaging Corp. of America 5.750% 8/01/13	260,000	239,898
Pactiv Corp. 5.875% 7/15/12	345,000	327,931
Pactiv Corp. 6.400% 1/15/18	625,000	524,938
Rock-Tenn Co. 9.250% 3/15/16	200,000	199,500
Sealed Air Corp. (a) 6.875% 7/15/33	200,000	135,522
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,408,730
		2,836,519
Pharmaceuticals – 0.2%
Abbott Laboratories 5.600% 11/30/17	450,000	475,555
Wyeth 6.000% 2/15/36	430,000	401,269
		876,824
Pipelines – 1.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	197,264
CenterPoint Energy Resources Corp. 6.125% 11/01/17	1,000,000	860,820
Colonial Pipeline Co. (a) 7.630% 4/15/32	500,000	508,710
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,079,842
DCP Midstream LLC (a) 9.750% 3/15/19	700,000	693,984
Duke Capital LLC 7.500% 10/01/09	700,000	711,866
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	608,162
Enbridge, Inc. 5.800% 6/15/14	1,200,000	1,148,636
Enterprise Products Operating LP 7.500% 2/01/11	195,000	198,209
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	225,000	183,820
Kern River Funding Corp. (a) 4.893% 4/30/18	790,075	762,035
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	206,619
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	120,155
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	560,487
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	150,000	128,766
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	490,000	453,946
Plains All American Pipeline Co. 5.625% 12/15/13	590,000	536,127
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	750,000	735,883
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	495,000	486,289
Southern Natural Gas Co. (a) 5.900% 4/01/17	370,000	322,455
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	271,591
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	130,000	110,086
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	611,014
		11,496,766
Real Estate Investment Trusts (REITS) – 0.6%
Boston Properties LP 5.000% 6/01/15	200,000	143,587
Brandywine Operating Partnership LP 5.625% 12/15/10	465,000	414,423
BRE Properties, Inc. 7.450% 1/15/11	1,865,000	1,869,176
iStar Financial, Inc. Series B 5.700% 3/01/14	350,000	101,500
Senior Housing Properties Trust 8.625% 1/15/12	125,000	112,187
Weingarten Realty Investors, Series A 7.500% 12/19/10	955,000	940,575
		3,581,448
Retail – 0.5%
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	131,607
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	448,164
McDonald's Corp. 6.300% 10/15/37	200,000	204,823
Target Corp. 7.000% 1/15/38	475,000	444,947
Wal-Mart Stores, Inc. 6.200% 4/15/38	870,000	879,372
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	634,235
		2,743,148

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	$645,000	$289,550
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	112
		289,662
Software – 0.4%
Fiserv, Inc. 6.125% 11/20/12	2,348,000	2,322,987
Telecommunications – 2.5%
AT&T, Inc. 4.125% 9/15/09	1,900,000	1,917,474
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,218,270
British Telecom PLC STEP 9.125% 12/15/30	1,790,000	1,626,954
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	565,000	603,594
Embarq Corp. 7.082% 6/01/16	340,000	306,000
Embarq Corp. 7.995% 6/01/36	560,000	420,000
Qwest Corp. 7.875% 9/01/11	1,150,000	1,132,750
Qwest Corp. 8.875% 3/15/12	1,130,000	1,115,875
Rogers Communications, Inc. 6.375% 3/01/14	410,000	415,075
Rogers Wireless Communications, Inc. 6.800% 8/15/18	445,000	444,768
Sprint Capital Corp. 6.900% 5/01/19	360,000	253,800
Sprint Nextel Corp. 6.000% 12/01/16	505,000	361,075
Telecom Italia Capital SA 6.000% 9/30/34	115,000	78,459
Verizon Communications, Inc. 8.750% 11/01/18	765,000	875,298
Verizon Communications, Inc. 8.950% 3/01/39	1,360,000	1,562,904
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	254,716
Verizon New England, Inc. 6.500% 9/15/11	730,000	756,497
Verizon Wireless Capital LLC (a) 7.375% 11/15/13	1,035,000	1,109,696
Vodafone Group PLC 7.750% 2/15/10	650,000	674,429
		15,127,634
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	250,000	230,256
Transportation – 0.6%
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	855,000	784,719
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	240,000	234,848
Canadian National Railway Co. 5.850% 11/15/17	365,000	377,036
Canadian National Railway Co. 6.375% 11/15/37	325,000	342,925
Canadian Pacific Railway Co. 7.125% 10/15/31	985,000	822,729
Con-way, Inc. 8.875% 5/01/10	600,000	591,133
CSX Corp. 7.250% 5/01/27	50,000	40,880
Union Pacific Corp. 5.375% 6/01/33	520,000	413,754
		3,608,024
TOTAL CORPORATE DEBT (Cost $237,210,629)		221,379,142
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.6%
Commercial MBS – 2.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,425,000	1,629,516
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,066,654
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	900,000	749,040
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	499,217
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,421,970
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,125,000	760,825
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.218% 1/15/18	1,650,000	400,687
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	669,725
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	589,583
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	800,000	515,758

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$2,300,000	$1,711,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	907,920
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.858% 2/15/51	2,450,000	1,860,342
		12,782,328
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	4,884	4,524
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	2,875,000	190,132
		194,656
Student Loans ABS – 0.2%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $691,900), Series 2005-2A, Class 2B1 FRN (a) (c) 2.288% 9/20/10	680,000	467,500
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $883,208), Series 2005-1, Class B1U7 FRN (a) (c) 2.536% 1/11/13	875,000	83,650
Newport Waves CDO (Acquired 3/30/07, Cost $1,398,376), Series 2007-1A, Class A3LS FRN (a) (c) 1.888% 6/20/14	1,400,000	231,656
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $400,500), Series 2005-1A, Class B2 FRN (a) (c) 3.888% 9/20/10	400,000	128,688
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $505,625), Series 2005-1A, Class A7 FRN (a) (c) 3.288% 9/20/10	500,000	189,687
		1,101,181
WL Collateral CMO – 1.2%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,191,118	1,036,924
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.625% 7/20/36	778,629	495,172
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.520% 8/25/34	387,775	290,293
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	64,411	38,476
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	61,909	29,859
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	103,084	80,508
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.746% 1/19/38	1,218,726	450,167
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.632% 5/25/37	1,675,086	791,489
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.396% 8/25/34	171,997	95,575
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.788% 11/21/34	600,000	476,935
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.772% 8/25/36	476,964	259,543
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.255% 7/25/33	12,166	9,256
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	26,046	19,206
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	2,185	1,344
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.654% 6/25/46	2,449,742	936,010
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.664% 4/25/46	1,553,405	560,335
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.890% 3/25/34	122,735	89,434

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	$207,267	$170,744
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.223% 4/25/44	312,190	112,517
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/34	1,335,700	1,110,691
		7,054,478
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.477% 6/25/32	96,219	42,408
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,382,907)		21,175,051
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Brazilian Government International Bond 5.875% 1/15/19	1,041,000	1,004,565
Colombia Government International Bond 7.375% 3/18/19	520,000	517,920
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,537,093)		1,522,485
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 41.5%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	408,638	431,039
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	295,513	321,601
		752,640
Pass-Through Securities – 41.4%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	116,838	122,557
Pool #G18090 5.500% 12/01/20	3,691,132	3,868,335
Pool #J00900 5.500% 12/01/20	1,510,074	1,582,097
Pool #J00667 5.500% 12/01/20	3,411,184	3,576,014
Pool #J00939 5.500% 1/01/21	2,068,458	2,167,760
Pool #C01283 5.500% 11/01/31	566,126	590,850
Pool #A69443 5.500% 12/01/37	6,380,243	6,628,973
Pool #E85389 6.000% 9/01/16	167,542	176,436
Pool #G11431 6.000% 2/01/18	109,095	114,960
Pool #E85301 6.500% 9/01/16	240,256	252,662
Pool #E85032 6.500% 9/01/16	55,853	59,099
Pool #E85409 6.500% 9/01/16	214,316	226,985
Pool #C01079 7.500% 10/01/30	13,729	14,653
Pool #C01135 7.500% 2/01/31	49,940	53,301
Pool #554904 9.000% 3/01/17	950	1,017
Federal National Mortgage Association
Pool #775539 3.899% 5/01/34	841,620	852,113
Pool #888586 4.278% 10/01/34	1,716,284	1,744,171
Pool #255148 5.500% 2/01/14	5,985	6,272
Pool #738739 5.500% 9/01/18	227,815	239,250
Pool #737039 5.500% 10/01/18	389,215	408,752
Pool #738636 5.500% 11/01/18	13,464	14,144
Pool #746427 5.500% 11/01/18	285,742	300,085
Pool #748760 5.500% 11/01/18	225,610	236,934
Pool #750461 5.500% 12/01/18	17,855	18,752
Pool #761018 5.500% 12/01/18	6,090	6,396
Pool #767849 5.500% 1/01/19	8,917	9,359
Pool #786160 5.500% 7/01/19	170,580	179,036
Pool #779844 5.500% 7/01/19	247,773	259,977
Pool #785936 5.500% 7/01/19	8,654	9,081
Pool #786687 5.500% 8/01/19	39,290	41,226
Pool #796167 5.500% 9/01/19	223,794	234,887
Pool #772702 5.500% 9/01/19	145,804	153,032
Pool #800272 5.500% 12/01/19	161,865	169,737
Pool #806069 5.500% 12/01/19	707,360	741,761
Pool #805114 5.500% 1/01/20	640,953	672,125
Pool #255624 5.500% 2/01/20	11,010	11,545
Pool #819237 5.500% 5/01/20	108,037	113,224
Pool #822386 5.500% 5/01/20	641,733	672,541
Pool #824562 5.500% 5/01/20	633,070	663,463
Pool #825671 5.500% 6/01/20	130,215	136,426
Pool #788209 5.500% 2/01/21	55,579	58,300
Pool #831363 5.500% 2/01/21	127,919	134,020
Pool #847839 5.500% 2/01/21	323,835	339,280
Pool #865590 5.500% 2/01/21	40,649	42,575
Pool #781927 5.500% 2/01/21	477,429	499,604
Pool #811550 5.500% 3/01/21	514,626	538,688
Pool #831431 5.500% 3/01/21	372,498	390,148
Pool #845461 5.500% 3/01/21	572,479	599,605
Pool #865712 5.500% 3/01/21	289,962	303,702
Pool #865902 5.500% 3/01/21	523,253	548,210
Pool #867765 5.500% 3/01/21	11,114	11,630
Pool #869247 5.500% 3/01/21	337,152	352,811
Pool #869803 5.500% 3/01/21	702,258	734,875
Pool #870552 5.500% 3/01/21	681,631	714,887
Pool #869938 5.500% 4/01/21	586,353	613,586
Pool #871495 5.500% 4/01/21	584,249	611,385

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #879609 5.500% 4/01/21	$576,412	$603,724
Pool #888468 5.500% 9/01/21	6,743,110	7,062,617
Pool #254548 5.500% 12/01/32	523,401	546,341
Pool #710101 5.500% 5/01/33	527,307	550,088
Pool #555880 5.500% 11/01/33	1,094,456	1,141,740
Pool #756231 5.500% 1/01/34	261,754	272,899
Pool #768890 5.500% 2/01/34	37,148	38,794
Pool #767689 5.500% 3/01/34	95,197	99,250
Pool #770763 5.500% 4/01/34	90,726	94,589
Pool #725727 5.500% 8/01/34	142,688	148,763
Pool #813109 5.500% 2/01/35	235,940	245,728
Pool #815670 5.500% 2/01/35	295,162	307,406
Pool #735480 5.500% 4/01/35	4,863,890	5,065,665
Pool #255706 5.500% 5/01/35	956,454	995,683
Pool #839331 5.500% 10/01/35	5,005,305	5,209,036
Pool #879355 5.500% 2/01/36	1,666,310	1,735,176
Pool #967740 5.500% 7/01/37	10,743,245	11,167,099
Pool #986245 5.500% 7/01/38	4,834,570	5,025,309
Pool #587994 6.000% 6/01/16	41,152	43,232
Pool #846765 6.000% 1/01/36	781,721	819,738
Pool #852680 6.000% 3/01/36	725,829	759,767
Pool #880938 6.000% 5/01/36	740,994	776,568
Pool #872758 6.000% 6/01/36	685,937	718,010
Pool #881569 6.000% 6/01/36	723,160	756,973
Pool #885283 6.000% 6/01/36	596,063	623,934
Pool #885773 6.000% 6/01/36	6,756,772	7,072,704
Pool #885866 6.000% 6/01/36	399,871	419,630
Pool #896113 6.000% 6/01/36	705,991	740,877
Pool #885298 6.000% 7/01/36	657,138	687,864
Pool #887378 6.000% 7/01/36	620,066	648,769
Pool #831663 6.000% 8/01/36	614,717	643,171
Pool #887317 6.000% 8/01/36	689,675	721,600
Pool #887823 6.000% 8/01/36	707,174	739,908
Pool #870738 6.000% 9/01/36	678,649	710,063
Pool #895323 6.000% 9/01/36	623,234	652,083
Pool #896439 6.000% 9/01/36	638,312	667,858
Pool #901733 6.000% 10/01/36	673,787	704,976
Pool #253880 6.500% 7/01/16	184,495	194,915
Pool #256392 6.500% 7/01/31	185,288	195,487
Pool #797585 6.500% 6/01/35	440,715	467,037
Pool #357830 6.500% 7/01/35	488,774	517,967
Pool #839259 6.500% 9/01/35	108,648	115,137
Pool #850633 6.500% 1/01/36	247,768	261,947
Pool #866129 6.500% 1/01/36	814,004	860,587
Pool #895819 6.500% 4/01/36	261,305	275,932
Pool #880706 6.500% 5/01/36	717,409	757,567
Pool #882301 6.500% 5/01/36	395,184	417,305
Pool #863711 6.500% 5/01/36	400,347	422,757
Pool #871427 6.500% 6/01/36	767,000	809,934
Pool #870770 6.500% 7/01/36	69,898	73,745
Pool #886224 6.500% 7/01/36	312,647	329,855
Pool #897100 6.500% 7/01/36	815,973	861,648
Pool #831735 6.500% 8/01/36	468,721	494,519
Pool #892924 6.500% 8/01/36	585,501	617,726
Pool #897206 6.500% 8/01/36	591,022	623,551
Pool #901150 6.500% 8/01/36	379,828	400,734
Pool #878169 6.500% 8/01/36	1,087,477	1,147,331
Pool #745820 6.500% 8/01/36	3,294,443	3,475,766
Pool #831800 6.500% 9/01/36	189,998	200,456
Pool #896539 6.500% 9/01/36	546,165	576,225
Pool #902117 6.500% 9/01/36	282,836	298,403
Pool #745876 6.500% 9/01/36	4,297,637	4,538,204
Pool #885656 6.500% 10/01/36	638,932	674,098
Pool #902647 6.500% 10/01/36	577,290	609,064
Pool #878230 6.500% 10/01/36	289,620	305,560
Pool #894228 6.500% 10/01/36	246,505	260,072
Pool #871103 6.500% 11/01/36	3,015,742	3,181,725
Pool #831944 6.500% 12/01/36	713,108	753,359
Pool #905590 6.500% 12/01/36	390,344	411,828
Pool #871045 6.500% 1/01/37	319,587	337,177
Pool #908718 6.500% 1/01/37	552,346	582,746
Pool #916348 6.500% 4/01/37	218,464	230,488
Pool #938758 6.500% 5/01/37	2,340,796	2,469,632
Pool #923383 6.500% 6/01/37	517,946	546,454
Pool #920586 6.500% 7/01/37	624,316	658,678
Pool #941264 6.500% 7/01/37	402,445	424,595
Pool #941315 6.500% 7/01/37	617,312	651,288
Pool #917353 6.500% 8/01/37	818,649	863,706
Pool #920673 6.500% 8/01/37	724,821	764,714
Pool #923461 6.500% 8/01/37	146,493	154,556
Pool #936888 6.500% 8/01/37	202,265	213,397
Pool #940112 6.500% 8/01/37	451,230	476,065
Pool #944007 6.500% 8/01/37	556,825	587,472
Pool #945082 6.500% 8/01/37	863,139	910,645
Pool #928747 6.500% 9/01/37	315,885	333,271
Pool #943709 6.500% 9/01/37	782,269	825,324
Pool #949224 6.500% 9/01/37	611,038	644,669

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #949356 6.500% 9/01/37	$460,059	$485,380
Pool #950963 6.500% 9/01/37	328,281	346,349
Pool #952516 6.500% 9/01/37	327,419	345,440
Pool #986649 6.500% 9/01/37	451,190	476,023
Pool #888746 6.500% 10/01/37	798,455	842,401
Pool #949511 6.500% 10/01/37	2,122,838	2,239,677
Pool #949526 6.500% 10/01/37	586,583	618,868
Pool #950260 6.500% 10/01/37	340,632	359,380
Pool #950815 6.500% 10/01/37	169,527	178,857
Pool #956531 6.500% 10/01/37	856,220	903,346
Pool #955771 6.500% 10/01/37	3,421,717	3,610,045
Pool #941907 6.500% 11/01/37	766,419	808,602
Pool #952373 6.500% 11/01/37	86,417	91,174
Pool #956232 6.500% 11/01/37	582,578	614,643
Pool #966335 6.500% 12/01/37	2,446,633	2,581,293
Pool #966811 6.500% 12/01/37	199,706	210,697
Pool #968071 6.500% 1/01/38	460,069	485,391
Pool #967875 6.500% 1/01/38	345,071	364,064
Pool #965691 6.500% 2/01/38	562,611	593,577
Pool #968084 6.500% 2/01/38	1,066,436	1,125,132
Pool #970322 6.500% 2/01/38	352,497	371,898
Pool #974664 6.500% 3/01/38	969,302	1,022,652
Pool #981241 6.500% 4/01/38	797,462	842,849
Pool #981515 6.500% 5/01/38	222,158	234,386
Pool #964692 6.500% 8/01/38	206,544	217,912
Pool #985514 6.500% 8/01/38	433,910	457,792
Pool #985849 6.500% 8/01/38	593,890	626,577
Pool #986463 6.500% 8/01/38	179,599	189,484
Pool #964980 6.500% 9/01/38	11,914,102	12,569,843
Pool #988272 6.500% 9/01/38	516,330	544,749
Pool #988276 6.500% 9/01/38	678,518	715,864
Pool #988400 6.500% 9/01/38	870,883	918,815
Pool #988685 6.500% 9/01/38	207,875	219,316
Pool #990139 6.500% 9/01/38	2,835,919	2,992,006
Pool #987406 6.500% 10/01/38	238,719	251,858
Pool #987360 6.500% 10/01/38	636,003	671,008
Pool #988299 6.500% 10/01/38	153,530	161,980
Pool #992319 6.500% 10/01/38	272,286	287,273
Pool #992473 6.500% 10/01/38	498,107	525,522
Pool #934649 6.500% 11/01/38	310,770	327,875
Pool #991569 6.500% 11/01/38	601,236	634,328
Pool #991609 6.500% 11/01/38	390,632	412,132
Pool #993249 6.500% 11/01/38	83,813	88,426
Pool #994023 6.500% 11/01/38	204,158	215,394
Pool #991650 6.500% 12/01/38	391,442	412,987
Pool #992968 6.500% 12/01/38	2,493,747	2,631,001
Pool #992986 6.500% 12/01/38	359,470	379,255
Pool #930521 6.500% 1/01/39	214,338	226,135
Pool #575667 7.000% 3/01/31	76,841	82,746
Pool #572577 7.000% 4/01/31	12,974	13,971
Pool #497120 7.500% 8/01/29	1,618	1,737
Pool #507053 7.500% 9/01/29	3,446	3,700
Pool #529453 7.500% 1/01/30	13,587	14,591
Pool #531196 7.500% 2/01/30	934	1,003
Pool #532418 7.500% 2/01/30	13,191	14,165
Pool #530299 7.500% 3/01/30	5,944	6,383
Pool #536386 7.500% 4/01/30	3,379	3,628
Pool #535996 7.500% 6/01/31	48,508	52,091
Pool #523499 8.000% 11/01/29	8,103	8,659
Pool #252926 8.000% 12/01/29	1,590	1,699
Pool #532819 8.000% 3/01/30	713	763
Pool #537033 8.000% 4/01/30	15,631	16,717
Pool #534703 8.000% 5/01/30	8,828	9,421
Pool #253437 8.000% 9/01/30	1,139	1,218
Pool #253481 8.000% 10/01/30	612	654
Pool #190317 8.000% 8/01/31	23,906	25,559
Pool #596656 8.000% 8/01/31	6,340	6,753
Pool #599652 8.000% 8/01/31	132,773	142,059
Pool #602008 8.000% 8/01/31	29,971	32,043
Pool #597220 8.000% 9/01/31	14,944	15,980
Federal National Mortgage Association TBA(f) Pool #43661 5.500% 2/01/26	3,000,000	3,113,437
Government National Mortgage Association
Pool #008746 4.125% 11/20/25	18,017	18,238
Pool #080136 4.125% 11/20/27	3,793	3,839
Pool #369261 6.000% 12/15/23	3,784	3,998
Pool #544462 6.000% 4/15/31	2,586	2,730
Pool #650720 6.000% 1/15/36	68,903	72,295
Pool #650734 6.000% 1/15/36	90,437	94,888
Pool #617002 6.000% 2/15/36	100,049	104,973
Pool #649384 6.000% 2/15/36	72,397	75,960
Pool #655396 6.000% 6/15/36	389,381	408,181
Pool #609011 6.000% 8/15/36	292,240	306,167
Pool #782126 6.000% 11/15/36	122,965	129,018
Pool #657541 6.000% 11/15/36	345,637	362,109
Pool #658182 6.000% 11/15/36	224,571	235,273

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #617327 6.000% 12/15/36	$160,638	$168,294
Pool #536428 6.000% 4/15/37	210,004	220,012
Pool #782145 6.000% 4/15/37	192,839	202,150
Pool #655640 6.000% 5/15/37	69,748	73,072
Pool #662397 6.000% 5/15/37	858,578	899,495
Pool #658499 6.000% 7/15/37	760,700	796,952
Pool #670566 6.000% 7/15/37	20,787	21,778
Pool #670572 6.000% 7/15/37	260,550	273,292
Pool #671453 6.000% 7/15/37	180,646	189,255
Pool #670907 6.000% 7/15/37	479,779	502,643
Pool #671330 6.000% 7/15/37	859,775	900,749
Pool #671325 6.000% 7/15/37	751,879	787,710
Pool #617669 6.000% 8/15/37	438,994	459,915
Pool #662559 6.000% 8/15/37	693,809	730,776
Pool #671007 6.000% 8/15/37	2,799,551	2,932,967
Pool #782197 6.000% 10/15/37	787,230	825,730
Pool #661899 6.000% 10/15/37	264,096	276,682
Pool #676554 6.000% 10/15/37	358,304	375,379
Pool #677527 6.000% 11/15/37	595,581	623,964
Pool #681145 6.000% 12/15/37	274,942	288,044
Pool #680668 6.000% 1/15/38	240,309	251,761
Pool #682324 6.000% 3/15/38	124,652	130,592
Pool #675324 6.000% 4/15/38	166,054	173,967
Pool #696003 6.000% 7/15/38	7,925,747	8,303,458
Pool #685484 6.000% 7/15/38	1,130,228	1,184,090
Pool #696594 6.000% 8/15/38	77,771	81,477
Pool #696493 6.000% 8/15/38	270,436	283,324
Pool #696505 6.000% 8/15/38	243,705	255,319
Pool #687833 6.000% 8/15/38	286,317	299,962
Pool #691354 6.000% 9/15/38	816,678	855,598
Pool #697183 6.000% 9/15/38	350,201	369,517
Pool #699113 6.000% 9/15/38	813,562	852,333
Pool #699244 6.000% 9/15/38	831,692	871,327
Pool #687914 6.000% 9/15/38	858,600	899,518
Pool #691350 6.000% 9/15/38	710,160	744,004
Pool #411047 6.000% 10/15/38	91,394	95,750
Pool #676057 6.000% 10/15/38	539,993	565,727
Pool #676070 6.000% 10/15/38	669,128	701,016
Pool #691663 6.000% 10/15/38	775,584	812,545
Pool #695671 6.000% 10/15/38	771,851	808,635
Pool #695730 6.000% 10/15/38	71,574	74,985
Pool #698517 6.000% 10/15/38	337,628	353,718
Pool #699509 6.000% 10/15/38	91,829	96,205
Pool #700751 6.000% 10/15/38	685,148	717,800
Pool #700819 6.000% 10/15/38	105,084	110,092
Pool #688022 6.000% 10/15/38	636,001	666,310
Pool #688023 6.000% 10/15/38	624,984	654,768
Pool #689534 6.000% 10/15/38	779,329	816,956
Pool #782469 6.000% 11/15/38	556,278	582,788
Pool #654473 6.000% 11/15/38	997,622	1,045,165
Pool #675646 6.000% 11/15/38	131,644	137,917
Pool #676085 6.000% 11/15/38	954,916	1,000,423
Pool #694187 6.000% 11/15/38	2,385,627	2,499,316
Pool #695751 6.000% 11/15/38	239,007	250,397
Pool #698536 6.000% 11/15/38	282,228	295,678
Pool #704028 6.000% 11/15/38	775,200	812,143
Pool #661177 6.000% 12/15/38	99,018	103,737
Pool #704109 6.000% 12/15/38	124,999	130,956
Pool #705347 6.000% 12/15/38	2,784,148	2,916,830
Pool #701588 6.000% 1/15/39	122,280	128,108
Pool #706474 6.000% 1/15/39	501,477	525,375
Pool #659654 6.500% 9/15/36	2,575,364	2,710,369
Pool #371146 7.000% 9/15/23	4,408	4,693
Pool #352022 7.000% 11/15/23	46,393	49,379
Pool #374440 7.000% 11/15/23	2,973	3,164
Pool #491089 7.000% 12/15/28	50,200	53,743
Pool #483598 7.000% 1/15/29	17,565	18,804
Pool #480539 7.000% 4/15/29	901	964
Pool #478658 7.000% 5/15/29	17,785	19,040
Pool #488634 7.000% 5/15/29	7,813	8,370
Pool #500928 7.000% 5/15/29	18,760	20,084
Pool #498541 7.000% 6/15/29	15,273	16,352
Pool #509546 7.000% 6/15/29	28,683	30,707
Pool #499410 7.000% 7/15/29	3,993	4,275
Pool #508655 7.000% 7/15/29	550	589
Pool #510083 7.000% 7/15/29	8,707	9,322
Pool #493723 7.000% 8/15/29	34,086	36,492
Pool #507093 7.000% 8/15/29	8,965	9,603
Pool #516706 7.000% 8/15/29	795	851
Pool #505558 7.000% 9/15/29	3,032	3,246
Pool #581417 7.000% 7/15/32	77,042	82,240
Pool #591581 7.000% 8/15/32	39,116	41,754
Pool #316512 7.250% 11/20/21	55,904	59,849
Pool #210946 7.500% 3/15/17	12,010	12,737
Pool #203940 7.500% 4/15/17	43,153	45,630
Pool #181168 7.500% 5/15/17	17,053	18,098
Pool #193870 7.500% 5/15/17	23,956	25,286

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #192796 7.500% 6/15/17	$1,837	$1,948
Pool #226163 7.500% 7/15/17	21,226	22,537
Pool #385760 7.500% 6/15/24	1,494	1,597
Government National Mortgage Association TBA(f) Pool #20274 6.000% 4/01/27	16,250,000	16,977,441
New Valley Generation IV 4.687% 1/15/22	451,467	495,824
		246,455,980
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $240,304,871)		247,208,620
U.S. TREASURY OBLIGATIONS – 12.7%
U.S. Treasury Bonds & Notes – 12.7%
U.S. Treasury Bond (g) 4.375% 2/15/38	9,365,000	10,645,062
U.S. Treasury Inflation Index (g) 0.625% 4/15/13	1,383,338	1,369,505
U.S. Treasury Inflation Index 2.500% 1/15/29	1,573,280	1,710,696
U.S. Treasury Note (h) 2.500% 3/31/13	26,750,000	27,952,704
U.S. Treasury Note (g) 3.500% 2/15/18	10,255,000	11,008,102
U.S. Treasury Note 4.250% 8/15/15	16,935,000	19,303,255
U.S. Treasury Note (g) 4.875% 5/31/11	1,535,000	1,669,252
U.S. Treasury Principal Strip 0.010% 2/15/28	4,180,000	2,035,459
		75,694,035
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,002,472)		75,694,035
TOTAL BONDS & NOTES (Cost $590,437,972)		566,979,333
TOTAL LONG-TERM INVESTMENTS (Cost $590,887,972)		567,301,444
SHORT-TERM INVESTMENTS – 8.2%
Commercial Paper – 8.2%
AutoZone, Inc. 1.050% 4/07/09	3,459,000	3,458,395
Avery Dennison Corp. 1.000% 4/13/09	11,692,000	11,688,103
Chevron Phillips Chemical Company LLC 0.850% 4/01/09	8,000,000	8,000,000
Ingersoll-Rand Global Holding Co. 1.700% 4/06/09	4,000,000	3,999,055
Ingersoll-Rand Global Holding Co. 2.850% 4/06/09	1,000,000	999,604
Ingersoll-Rand Global Holding Co. Ltd. 2.600% 4/14/09	3,840,000	3,836,394
Lincoln National Corp. 1.200% 4/13/09	4,153,000	4,151,339
Ryder System, Inc. 0.900% 4/08/09	8,607,000	8,605,494
Staples, Inc. 1.500% 4/16/09	4,000,000	3,997,500
TOTAL SHORT-TERM INVESTMENTS (Cost $48,735,884)		48,735,884
TOTAL INVESTMENTS – 103.5% (Cost $639,623,856) (i)		616,037,328
Other Assets/ (Liabilities) – (3.5)%		(21,082,762)
NET ASSETS – 100.0%		$594,954,566

Notes to Portfolio of Investments
ABS	Asset Backed Security
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $25,214,254 or 4.24% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. (Note 2).
(d)	Non-income producing security.
(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 56.2%
COMMON STOCK – 56.2%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	58,609	$241,469
Omnicom Group, Inc.	10,800	252,720
		494,189
Aerospace & Defense – 1.3%
Boeing Co.	7,750	275,745
General Dynamics Corp.	18,300	761,097
Goodrich Corp.	5,100	193,239
L-3 Communications Holdings, Inc.	6,500	440,700
Lockheed Martin Corp.	13,100	904,293
Northrop Grumman Corp.	24,400	1,064,816
Raytheon Co.	27,300	1,063,062
Rockwell Collins, Inc.	1,100	35,904
United Technologies Corp.	41,600	1,787,968
		6,526,824
Agriculture – 1.6%
Altria Group, Inc.	134,300	2,151,486
Archer-Daniels-Midland Co.	56,900	1,580,682
Lorillard, Inc.	9,900	611,226
Philip Morris International, Inc.	101,500	3,611,370
Reynolds American, Inc.	7,000	250,880
		8,205,644
Airlines – 0.0%
Southwest Airlines Co.	19,400	122,802
Apparel – 0.1%
Nike, Inc. Class B	9,800	459,522
VF Corp.	3,600	205,596
		665,118
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	45,300	119,139
General Motors Corp.	100	194
Paccar, Inc.	7,700	198,352
		317,685
Automotive & Parts – 0.0%
The Goodyear Tire & Rubber Co. (a)	9,800	61,348
Johnson Controls, Inc.	2,200	26,400
		87,748
Banks – 1.7%
Banco Santander SA Sponsored ADR (Spain)	7,085	48,887
Bank of America Corp.	211,865	1,444,919
The Bank of New York Mellon Corp.	38,318	1,082,484
BB&T Corp.	33,100	560,052
Capital One Financial Corp.	11,733	143,612
Comerica, Inc.	6,100	111,691
Fifth Third Bancorp	23,400	68,328
First Horizon National Corp.	23,049	247,544
KeyCorp	9,300	73,191
M&T Bank Corp.	3,200	144,768
Marshall & Ilsley Corp.	6,200	34,906
Northern Trust Corp.	13,000	777,660
PNC Financial Services Group, Inc.	15,335	449,162
Regions Financial Corp.	28,186	120,072
State Street Corp.	9,700	298,566
SunTrust Banks, Inc.	6,500	76,310
U.S. Bancorp	67,100	980,331
Wells Fargo & Co.	141,980	2,021,795
Zions Bancorp	4,600	45,218
		8,729,496
Beverages – 1.0%
Brown-Forman Corp. Class B	6,000	232,980
The Coca-Cola Co.	52,500	2,307,375
Coca-Cola Enterprises, Inc.	12,900	170,151
Constellation Brands, Inc. Class A (a)	11,700	139,230
Dr. Pepper Snapple Group, Inc. (a)	12,000	202,920
Molson Coors Brewing Co. Class B	3,200	109,696
Pepsi Bottling Group, Inc. (The)	5,600	123,984
PepsiCo, Inc.	31,300	1,611,324
		4,897,660
Biotechnology – 0.9%
Amgen, Inc. (a)	53,900	2,669,128
Biogen Idec, Inc. (a)	13,500	707,670
Celgene Corp. (a)	8,000	355,200
Genzyme Corp. (a)	5,500	326,645
Life Technologies Corp. (a)	5,077	164,901
Millipore Corp. (a)	2,300	132,043
		4,355,587
Building Materials – 0.0%
Masco Corp.	27,600	192,648
Chemicals – 0.8%
Air Products & Chemicals, Inc.	3,550	199,688
CF Industries Holdings, Inc.	1,400	99,582
The Dow Chemical Co.	59,100	498,213
Du Pont (E.I.) de Nemours & Co.	13,800	308,154
Eastman Chemical Co.	3,000	80,400
Ecolab, Inc.	1,800	62,514
International Flavors & Fragrances, Inc.	3,100	94,426
Monsanto Co.	8,000	664,800
PPG Industries, Inc.	8,500	313,650
Praxair, Inc.	4,600	309,534
Rohm & Haas Co.	6,200	488,808
The Sherwin-Williams Co.	8,000	415,760
Sigma-Aldrich Corp.	6,250	236,187
		3,771,716
Coal – 0.1%
CONSOL Energy, Inc.	1,500	37,860
Massey Energy Co.	11,600	117,392
Peabody Energy Corp.	9,000	225,360
		380,612
Commercial Services – 0.9%
Apollo Group, Inc. Class A (a)	8,800	689,304
Automatic Data Processing, Inc.	31,400	1,104,024
Convergys Corp. (a)	5,000	40,400
Donnelley (R.R.) & Sons Co.	8,500	62,305
Equifax, Inc.	5,300	129,585
H&R Block, Inc.	27,800	505,682
Iron Mountain, Inc. (a)	2,850	63,184
Mastercard, Inc. Class A	2,000	334,960
McKesson Corp.	16,750	586,920
Monster Worldwide, Inc. (a)	8,400	68,460
Moody's Corp.	7,500	171,900

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	9,600	$246,432
Robert Half International, Inc.	6,300	112,329
Total System Services, Inc.	8,000	110,480
Western Union Co.	24,200	304,194
		4,530,159
Computers – 3.8%
Affiliated Computer Services, Inc. Class A (a)	11,100	531,579
Apple, Inc. (a)	41,800	4,394,016
Cognizant Technology Solutions Corp. Class A (a)	3,500	72,765
Computer Sciences Corp. (a)	14,400	530,496
Dell, Inc. (a)	70,900	672,132
EMC Corp. (a)	158,300	1,804,620
Hewlett-Packard Co.	106,700	3,420,802
International Business Machines Corp.	66,000	6,394,740
Lexmark International, Inc. Class A (a)	32,600	549,962
NetApp, Inc. (a)	24,400	362,096
SanDisk Corp. (a)	200	2,530
Sun Microsystems, Inc. (a)	34,800	254,736
Teradata Corp. (a)	20,400	330,888
		19,321,362
Cosmetics & Personal Care – 1.3%
Avon Products, Inc.	6,900	132,687
Colgate-Palmolive Co.	18,800	1,108,824
The Estee Lauder Cos., Inc. Class A	2,500	61,625
The Procter & Gamble Co.	106,593	5,019,464
		6,322,600
Distribution & Wholesale – 0.1%
Fastenal Co.	1,600	51,448
Genuine Parts Co.	4,200	125,412
W.W. Grainger, Inc.	2,400	168,432
		345,292
Diversified Financial – 2.0%
American Express Co.	36,800	501,584
Ameriprise Financial, Inc.	8,880	181,951
The Charles Schwab Corp.	36,800	570,400
CIT Group, Inc.	71,850	204,773
Citigroup, Inc.	95,400	241,362
CME Group, Inc.	1,500	369,585
Discover Financial Services	19,550	123,361
E*Trade Financial Corp. (a)	21,800	27,904
Federated Investors, Inc. Class B	3,600	80,136
Franklin Resources, Inc.	1,259	67,822
The Goldman Sachs Group, Inc.	16,330	1,731,307
IntercontinentalExchange, Inc. (a)	900	67,023
Invesco Ltd.	10,100	139,986
JP Morgan Chase & Co.	133,959	3,560,630
Legg Mason, Inc.	300	4,770
Morgan Stanley	64,300	1,464,111
The NASDAQ OMX Group, Inc. (a)	15,821	309,775
NYSE Euronext	5,300	94,870
SLM Corp. (a)	16,900	83,655
T. Rowe Price Group, Inc.	3,900	112,554
		9,937,559
Electric – 2.2%
The AES Corp. (a)	27,300	158,613
Allegheny Energy, Inc.	300	6,951
Ameren Corp.	8,900	206,391
American Electric Power Co., Inc.	16,400	414,264
CenterPoint Energy, Inc.	25,300	263,879
CMS Energy Corp.	16,800	198,912
Consolidated Edison, Inc.	12,100	479,281
Constellation Energy Group, Inc.	3,700	76,442
Dominion Resources, Inc.	23,500	728,265
DTE Energy Co.	9,600	265,920
Duke Energy Corp.	51,832	742,234
Dynegy, Inc. Class A (a)	20,500	28,905
Edison International	13,300	383,173
Entergy Corp.	7,100	483,439
Exelon Corp.	21,100	957,729
FirstEnergy Corp.	11,800	455,480
FPL Group, Inc.	13,200	669,636
Integrys Energy Group, Inc.	3,600	93,744
Northeast Utilities	3,400	73,406
Pepco Holdings, Inc.	8,700	108,576
PG&E Corp.	16,700	638,274
Pinnacle West Capital Corp.	14,600	387,776
PPL Corp.	9,500	272,745
Progress Energy, Inc.	10,000	362,600
Public Service Enterprise Group, Inc.	17,050	502,464
SCANA Corp.	7,100	219,319
The Southern Co.	32,200	985,964
TECO Energy, Inc.	18,800	209,620
Wisconsin Energy Corp.	4,700	193,499
Xcel Energy, Inc.	15,000	279,450
		10,846,951
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	35,100	1,003,158
Molex, Inc.	5,800	79,692
		1,082,850
Electronics – 0.2%
Agilent Technologies, Inc. (a)	15,500	238,235
Amphenol Corp. Class A	5,300	150,997
FLIR Systems, Inc. (a)	3,900	79,872
Jabil Circuit, Inc.	8,600	47,816
PerkinElmer, Inc.	11,200	143,024
Tyco Electronics Ltd.	9,600	105,984
Waters Corp. (a)	1,200	44,340
		810,268
Engineering & Construction – 0.2%
Fluor Corp.	15,600	538,980
Jacobs Engineering Group, Inc. (a)	5,700	220,362
		759,342
Entertainment – 0.0%
International Game Technology	1,800	16,596
Environmental Controls – 0.3%
Republic Services, Inc.	29,295	502,409
Stericycle, Inc. (a)	3,400	162,282
Waste Management, Inc.	34,800	890,880
		1,555,571
Foods – 1.6%
Campbell Soup Co.	10,500	287,280
ConAgra Foods, Inc.	38,100	642,747
Dean Foods Co. (a)	30,197	545,962
General Mills, Inc.	15,400	768,152
H.J. Heinz Co.	11,250	371,925
The Hershey Co.	10,600	368,350
Hormel Foods Corp.	3,800	120,498
The J.M. Smucker Co.	5,400	201,258
Kellogg Co.	10,200	373,626
Kraft Foods, Inc. Class A	63,250	1,409,842
The Kroger Co.	37,600	797,872

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McCormick & Co., Inc.	10,500	$310,485
Safeway, Inc.	17,800	359,382
Sara Lee Corp.	35,600	287,648
SuperValu, Inc. (b)	33,300	475,524
Sysco Corp.	18,800	428,640
Tyson Foods, Inc. Class A	3,200	30,048
Whole Foods Market, Inc.	200	3,360
		7,782,599
Forest Products & Paper – 0.1%
International Paper Co.	23,800	167,552
MeadWestvaco Corp.	10,300	123,497
Plum Creek Timber Co., Inc.	6,900	200,583
Weyerhaeuser Co.	4,100	113,037
		604,669
Gas – 0.2%
Nicor, Inc.	8,600	285,778
NiSource, Inc.	11,200	109,760
Sempra Energy	16,400	758,336
		1,153,874
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	3,385	106,831
Snap-on, Inc.	2,300	57,730
The Stanley Works	4,800	139,776
		304,337
Health Care — Products – 2.2%
Baxter International, Inc.	17,800	911,716
Becton, Dickinson & Co.	5,100	342,924
Boston Scientific Corp. (a)	49,900	396,705
C.R. Bard, Inc.	4,100	326,852
Covidien Ltd.	25,300	840,972
Intuitive Surgical, Inc. (a)	300	28,608
Johnson & Johnson	112,500	5,917,500
Medtronic, Inc.	43,800	1,290,786
St. Jude Medical, Inc. (a)	10,300	374,199
Stryker Corp.	8,100	275,724
Varian Medical Systems, Inc. (a)	2,500	76,100
Zimmer Holdings, Inc. (a)	900	32,850
		10,814,936
Health Care — Services – 0.8%
Aetna, Inc.	20,100	489,033
CIGNA Corp.	11,200	197,008
Coventry Health Care, Inc. (a)	6,000	77,640
DaVita, Inc. (a)	2,700	118,665
Humana, Inc. (a)	11,300	294,704
Laboratory Corp. of America Holdings (a)	3,800	222,262
Quest Diagnostics, Inc.	7,800	370,344
Tenet Healthcare Corp. (a)	16,800	19,488
Thermo Fisher Scientific, Inc. (a)	14,000	499,380
UnitedHealth Group, Inc.	51,800	1,084,174
WellPoint, Inc. (a)	19,800	751,806
		4,124,504
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	4,000	59,560
Home Builders – 0.2%
Centex Corp.	19,600	147,000
D.R. Horton, Inc.	37,800	366,660
KB Home	11,000	144,980
Lennar Corp. Class A	33,300	250,083
Pulte Homes, Inc.	19,200	209,856
		1,118,579
Home Furnishing – 0.0%
Harman International Industries, Inc.	2,400	32,472
Whirlpool Corp.	3,000	88,770
		121,242
Household Products – 0.3%
Avery Dennison Corp.	16,600	370,844
The Clorox Co.	5,600	288,288
Fortune Brands, Inc.	3,300	81,015
Kimberly-Clark Corp.	17,900	825,369
		1,565,516
Housewares – 0.0%
Newell Rubbermaid, Inc.	11,200	71,456
Insurance – 1.5%
AFLAC, Inc.	19,400	375,584
Allstate Corp.	17,800	340,870
American International Group, Inc.	900	900
Aon Corp.	14,200	579,644
Assurant, Inc.	1,600	34,848
Chubb Corp.	23,100	977,592
Cincinnati Financial Corp.	10,400	237,848
The Hartford Financial Services Group, Inc.	27,200	213,520
Lincoln National Corp.	10,487	70,158
Loews Corp.	14,700	324,870
Marsh & McLennan Cos., Inc.	19,300	390,825
MBIA, Inc. (a)	3,900	17,862
Metlife, Inc.	28,414	646,987
Principal Financial Group, Inc.	10,500	85,890
The Progressive Corp. (a)	31,600	424,704
Prudential Financial, Inc.	19,300	367,086
Torchmark Corp.	9,700	254,431
The Travelers Cos., Inc.	42,535	1,728,622
Unum Group	29,800	372,500
XL Capital Ltd. Class A	47,400	258,804
		7,703,545
Internet – 1.1%
Akamai Technologies, Inc. (a)	3,100	60,140
Amazon.com, Inc. (a)	12,700	932,688
eBay, Inc. (a)	18,300	229,848
Expedia, Inc. (a)	1,300	11,804
Google, Inc. Class A (a)	7,600	2,645,256
McAfee, Inc. (a)	10,100	338,350
Symantec Corp. (a)	41,700	622,998
VeriSign, Inc. (a)	3,600	67,932
Yahoo!, Inc. (a)	47,200	604,632
		5,513,648
Iron & Steel – 0.2%
AK Steel Holding Corp.	11,700	83,304
Allegheny Technologies, Inc.	9,000	197,370
Nucor Corp.	14,400	549,648
United States Steel Corp.	9,900	209,187
		1,039,509
Leisure Time – 0.0%
Carnival Corp.	6,000	129,600
Harley-Davidson, Inc.	3,600	48,204
		177,804
Lodging – 0.1%
Marriott International, Inc. Class A	6,300	103,068
Starwood Hotels & Resorts Worldwide, Inc.	3,400	43,180
Wyndham Worldwide Corp.	27,600	115,920
Wynn Resorts Ltd. (a)	2,400	47,928
		310,096
Machinery — Construction & Mining – 0.0%
Caterpillar, Inc.	6,800	190,128

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.2%
Cummins, Inc.	4,600	$117,070
Deere & Co.	7,750	254,742
Eaton Corp.	2,900	106,894
Flowserve Corp.	2,300	129,076
The Manitowoc Co., Inc.	18,200	59,514
Rockwell Automation, Inc.	3,600	78,624
		745,920
Manufacturing – 1.9%
3M Co.	9,400	467,368
Cooper Industries Ltd. Class A	11,750	303,855
Danaher Corp.	11,800	639,796
Dover Corp.	12,600	332,388
Eastman Kodak Co.	24,746	94,035
General Electric Co.	512,100	5,177,331
Honeywell International, Inc.	31,400	874,804
Illinois Tool Works, Inc.	16,600	512,110
Ingersoll-Rand Co. Ltd. Class A	8,800	121,440
ITT Corp.	9,400	361,618
Leggett & Platt, Inc.	20,200	262,398
Pall Corp.	4,800	98,064
Parker Hannifin Corp.	6,850	232,763
Textron, Inc.	4,400	25,256
Tyco International Ltd.	3,407	66,641
		9,569,867
Media – 1.3%
CBS Corp. Class B	27,600	105,984
Comcast Corp. Class A	125,421	1,710,742
The DIRECTV Group, Inc. (a)	29,700	676,863
Gannett Co., Inc.	27,200	59,840
The McGraw-Hill Cos., Inc.	10,950	250,427
Meredith Corp.	16,200	269,568
New York Times Co. Class A	4,700	21,244
News Corp. Class A	60,600	401,172
Scripps Networks Interactive Class A	3,600	81,036
Time Warner Cable, Inc.	15,747	390,518
Time Warner, Inc.	62,733	1,210,753
Viacom, Inc. Class B (a)	19,500	338,910
The Walt Disney Co.	62,128	1,128,245
Washington Post Co. Class B	200	71,420
		6,716,722
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	3,300	197,670
Mining – 0.3%
Alcoa, Inc.	7,900	57,986
Freeport-McMoRan Copper & Gold, Inc.	15,593	594,249
Newmont Mining Corp.	16,150	722,874
Titanium Metals Corp.	3,400	18,598
Vulcan Materials Co.	3,350	148,372
		1,542,079
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	19,200	448,320
Xerox Corp.	50,300	228,865
		677,185
Oil & Gas – 6.4%
Anadarko Petroleum Corp.	20,456	795,534
Apache Corp.	14,500	929,305
Cabot Oil & Gas Corp.	4,200	98,994
Chesapeake Energy Corp.	7,800	133,068
Chevron Corp.	96,069	6,459,680
ConocoPhillips	75,458	2,954,935
Denbury Resources, Inc. (a)	4,800	71,328
Devon Energy Corp.	12,900	576,501
Diamond Offshore Drilling, Inc.	1,500	94,290
ENSCO International, Inc.	8,500	224,400
EOG Resources, Inc.	3,500	191,660
Exxon Mobil Corp. (b)	207,300	14,117,130
Hess Corp.	3,700	200,540
Marathon Oil Corp.	33,800	888,602
Murphy Oil Corp.	7,700	344,729
Nabors Industries Ltd. (a)	11,300	112,887
Noble Corp.	12,100	291,489
Noble Energy, Inc.	2,400	129,312
Occidental Petroleum Corp.	30,800	1,714,020
Pioneer Natural Resources Co.	4,800	79,056
Questar Corp.	4,900	144,207
Range Resources Corp.	1,800	74,088
Rowan Cos., Inc.	17,667	211,474
Southwestern Energy Co. (a)	7,800	231,582
Sunoco, Inc.	14,400	381,312
Tesoro Corp.	22,000	296,340
Valero Energy Corp.	28,500	510,150
XTO Energy, Inc.	4,100	125,542
		32,382,155
Oil & Gas Services – 0.5%
Baker Hughes, Inc.	10,600	302,630
BJ Services Co.	35,600	354,220
Cameron International Corp. (a)	5,600	122,808
Halliburton Co.	15,400	238,238
National Oilwell Varco, Inc. (a)	13,800	396,198
Schlumberger Ltd.	24,200	983,004
Smith International, Inc.	3,700	79,476
Weatherford International Ltd. (a)	2,500	27,675
		2,504,249
Packaging & Containers – 0.3%
Ball Corp.	8,300	360,220
Bemis Co., Inc.	16,000	335,520
Owens-IIlinois, Inc. (a)	4,800	69,312
Pactiv Corp. (a)	22,800	332,652
Sealed Air Corp.	12,700	175,260
		1,272,964
Pharmaceuticals – 4.9%
Abbott Laboratories	69,300	3,305,610
Allergan, Inc.	4,900	234,024
AmerisourceBergen Corp.	12,400	404,984
Bristol-Myers Squibb Co.	104,200	2,284,064
Cardinal Health, Inc.	12,700	399,796
Cephalon, Inc. (a)	4,200	286,020
DENTSPLY International, Inc.	3,400	91,290
Eli Lilly & Co.	65,300	2,181,673
Express Scripts, Inc. (a)	11,900	549,423
Forest Laboratories, Inc. (a)	26,700	586,332
Gilead Sciences, Inc. (a)	23,000	1,065,360
Hospira, Inc. (a)	6,500	200,590
King Pharmaceuticals, Inc. (a)	46,700	330,169
Medco Health Solutions, Inc. (a)	21,500	888,810
Merck & Co., Inc.	58,800	1,572,900
Mylan, Inc. (a)	26,700	358,047
Patterson Cos., Inc. (a)	3,700	69,782
Pfizer, Inc.	345,100	4,700,262
Schering-Plough Corp.	89,200	2,100,660
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,759	124,293
Watson Pharmaceuticals, Inc. (a)	16,300	507,093

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyeth	57,800	$2,487,712
		24,728,894
Pipelines – 0.1%
El Paso Corp.	28,600	178,750
Spectra Energy Corp.	16,200	229,068
The Williams Cos., Inc.	21,900	249,222
		657,040
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,700	35,061
Real Estate Investment Trusts (REITS) – 0.5%
Apartment Investment & Management Co. Class A	3,905	21,399
AvalonBay Communities, Inc.	3,197	150,451
Boston Properties, Inc.	3,900	136,617
Developers Diversified Realty Corp.	2,400	5,112
Equity Residential	11,100	203,685
HCP, Inc.	11,200	199,920
Health Care, Inc.	4,700	143,773
Host Hotels & Resorts, Inc.	21,100	82,712
Kimco Realty Corp.	20,600	156,972
ProLogis	74,600	484,900
Public Storage	4,900	270,725
Simon Property Group, Inc.	7,165	248,196
Ventas, Inc.	5,500	124,355
Vornado Realty Trust	5,590	185,820
		2,414,637
Retail – 3.7%
Abercrombie & Fitch Co. Class A	3,600	85,680
AutoNation, Inc. (a)	42,000	582,960
AutoZone, Inc. (a)	2,300	374,026
Bed Bath & Beyond, Inc. (a)	4,900	121,275
Best Buy Co., Inc.	6,750	256,230
Big Lots, Inc. (a)	8,750	181,825
Coach, Inc. (a)	4,000	66,800
Costco Wholesale Corp.	5,200	240,864
CVS Caremark Corp.	29,300	805,457
Darden Restaurants, Inc.	5,700	195,282
Family Dollar Stores, Inc.	16,700	557,279
GameStop Corp. Class A (a)	1,700	47,634
The Gap, Inc.	38,300	497,517
The Home Depot, Inc.	75,100	1,769,356
J.C. Penney Co., Inc.	4,900	98,343
Kohl's Corp. (a)	15,400	651,728
Limited Brands, Inc.	11,800	102,660
Lowe's Cos., Inc.	65,200	1,189,900
Macy's, Inc.	17,200	153,080
McDonald's Corp.	44,000	2,401,080
Nordstrom, Inc.	6,400	107,200
O'Reilly Automotive, Inc. (a)	2,700	94,527
Office Depot, Inc. (a)	11,100	14,541
Polo Ralph Lauren Corp.	8,000	338,000
RadioShack Corp.	5,500	47,135
Sears Holdings Corp. (a)	2,300	105,133
Staples, Inc.	9,900	179,289
Starbucks Corp. (a)	4,400	48,884
Target Corp.	18,400	632,776
Tiffany & Co.	2,600	56,056
The TJX Cos., Inc.	17,100	438,444
Wal-Mart Stores, Inc.	94,100	4,902,610
Walgreen Co.	26,700	693,132
Yum! Brands, Inc.	19,000	522,120
		18,558,823
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	24,150	282,314
People's United Financial, Inc.	17,600	316,272
		598,586
Semiconductors – 1.5%
Advanced Micro Devices, Inc. (a)	24,600	75,030
Altera Corp.	18,650	327,307
Analog Devices, Inc.	11,900	229,313
Applied Materials, Inc.	13,900	149,425
Broadcom Corp. Class A (a)	17,950	358,641
Intel Corp.	184,000	2,769,200
KLA-Tencor Corp.	7,000	140,000
Linear Technology Corp.	9,000	206,820
LSI Corp. (a)	60,350	183,464
MEMC Electronic Materials, Inc. (a)	4,300	70,907
Microchip Technology, Inc.	2,400	50,856
Micron Technology, Inc. (a)	8,100	32,886
National Semiconductor Corp.	61,900	635,713
Novellus Systems, Inc. (a)	20,600	342,578
Nvidia Corp. (a)	10,400	102,544
QLogic Corp. (a)	62,200	691,664
Teradyne, Inc. (a)	6,800	29,784
Texas Instruments, Inc.	59,100	975,741
Xilinx, Inc.	16,000	306,560
		7,678,433
Software – 2.3%
Adobe Systems, Inc. (a)	18,800	402,132
Autodesk, Inc. (a)	4,800	80,688
BMC Software, Inc. (a)	16,400	541,200
CA, Inc.	15,953	280,932
Citrix Systems, Inc. (a)	7,400	167,536
Compuware Corp. (a)	73,700	485,683
Dun & Bradstreet Corp.	4,110	316,470
Electronic Arts, Inc. (a)	400	7,276
Fidelity National Information Services, Inc.	22,000	400,400
Fiserv, Inc. (a)	9,450	344,547
IMS Health, Inc.	7,400	92,278
Intuit, Inc. (a)	9,700	261,900
Microsoft Corp.	228,000	4,188,360
Novell, Inc. (a)	28,500	121,410
Oracle Corp. (a)	203,196	3,671,752
Salesforce.com, Inc. (a)	4,700	153,831
		11,516,395
Telecommunications – 3.8%
American Tower Corp. Class A (a)	9,100	276,913
AT&T, Inc. (b)	199,866	5,036,623
CenturyTel, Inc.	21,100	593,332
Ciena Corp. (a)	3,600	28,008
Cisco Systems, Inc. (a)	248,100	4,160,637
Corning, Inc.	36,200	480,374
Embarq Corp.	16,028	606,660
Frontier Communications Corp.	42,100	302,278
Harris Corp.	8,750	253,225
JDS Uniphase Corp. (a)	8,700	28,275
Juniper Networks, Inc. (a)	22,100	332,826
Motorola, Inc.	92,100	389,583
Qualcomm, Inc.	40,600	1,579,746
Qwest Communications International, Inc.	60,400	206,568
Sprint Nextel Corp. (a)	121,600	434,112
Tellabs, Inc. (a)	96,400	441,512
Verizon Communications, Inc.	118,568	3,580,754
Windstream Corp.	50,900	410,254
		19,141,680

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles – 0.0%
Cintas Corp.	2,600	$64,272
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	5,100	127,857
Mattel, Inc.	1,800	20,754
		148,611
Transportation – 1.0%
Burlington Northern Santa Fe Corp.	4,200	252,630
C.H. Robinson Worldwide, Inc.	18,400	839,224
CSX Corp.	30,500	788,425
Expeditors International of Washington, Inc.	18,500	523,365
FedEx Corp.	16,400	729,636
Norfolk Southern Corp.	24,600	830,250
Ryder System, Inc.	6,100	172,691
Union Pacific Corp.	11,000	452,210
United Parcel Service, Inc. Class B	13,150	647,243
		5,235,674
TOTAL COMMON STOCK (Cost $277,174,029)		283,319,198
TOTAL EQUITIES (Cost $277,174,029)		283,319,198
	Principal Amount
BONDS & NOTES – 40.8%
CORPORATE DEBT – 15.8%
Aerospace & Defense – 0.1%
Goodrich Corp. 6.125% 3/01/19	$385,000	373,438
Agriculture – 0.1%
Cargill, Inc. (c) 5.200% 1/22/13	650,000	635,995
Airlines – 0.0%
US Airways, Inc. Class B (d) (e) 1.000% 4/15/49	869,681	9
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	165,000	99,000
VF Corp. 6.450% 11/01/37	375,000	323,799
		422,799
Banks – 1.1%
Bank of America Corp. 2.100% 4/30/12	500,000	501,016
Bank of America Corp. 4.250% 10/01/10	800,000	762,027
Bank of America Corp. Series L 5.650% 5/01/18	1,240,000	1,034,495
HSBC Finance Corp. 6.375% 10/15/11	965,000	834,268
HSBC Holdings PLC 6.500% 9/15/37	325,000	265,963
Wachovia Bank NA 6.600% 1/15/38	800,000	632,684
Wachovia Corp. 5.300% 10/15/11	750,000	740,383
Wachovia Corp. 5.750% 6/15/17	345,000	307,879
Wells Fargo & Co. 4.375% 1/31/13	700,000	652,436
		5,731,151
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	269,589
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	112,644
The Coca-Cola Co. 5.350% 11/15/17	275,000	293,757
Diageo Finance BV 3.875% 4/01/11	325,000	323,917
Foster's Finance Corp. (c) 6.875% 6/15/11	835,000	843,470
		1,843,377
Building Materials – 0.2%
American Standard, Inc. 7.625% 2/15/10	700,000	706,968
CRH America, Inc. 8.125% 7/15/18	420,000	327,482
		1,034,450
Chemicals – 0.6%
Cytec Industries, Inc. 5.500% 10/01/10	335,000	334,378
Ecolab, Inc. 4.875% 2/15/15	750,000	749,841
EI Du Pont de Nemours & Co. 6.000% 7/15/18	390,000	391,610
Lubrizol Corp. 4.625% 10/01/09	480,000	482,735
Praxair, Inc. 5.250% 11/15/14	625,000	662,260
Sensient Technologies 6.500% 4/01/09	565,000	565,000
		3,185,824
Commercial Services – 0.3%
Deluxe Corp. 7.375% 6/01/15	95,000	70,300
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	400,000	382,537
Equifax, Inc. 7.000% 7/01/37	275,000	195,326
ERAC USA Finance Co. (c) 6.700% 6/01/34	320,000	179,165
ERAC USA Finance Co. (c) 7.000% 10/15/37	850,000	494,752
		1,322,080
Computers – 0.1%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	310,000	328,328
EMC Corp. 1.750% 12/01/13	250,000	244,063
		572,391
Diversified Financial – 3.1%
American Express Co. 6.150% 8/28/17	230,000	190,609
American Express Credit Corp. 7.300% 8/20/13	690,000	640,495
American General Finance Corp. 5.900% 9/15/12	980,000	406,956
American General Finance Corp. 6.500% 9/15/17	225,000	77,403
American General Finance Corp. 6.900% 12/15/17	225,000	78,860
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	567,993
BlackRock, Inc. 6.250% 9/15/17	225,000	216,203
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	464,038

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIT Group, Inc. 5.125% 9/30/14	$535,000	$323,401
CIT Group, Inc. 7.625% 11/30/12	900,000	662,428
Citigroup, Inc. 5.500% 2/15/17	500,000	314,095
Citigroup, Inc. 6.500% 8/19/13	420,000	385,944
Eaton Vance Corp. 6.500% 10/02/17	620,000	531,904
Emerald Investment Grade CBO Ltd. (Acquired 04/23/99, Cost $448,377) FRN (c) (f) 3.054% 5/24/11	337,297	325,491
Federal National Mortgage Association 5.625% 7/15/37	2,075,000	2,334,839
GATX Financial Corp. 5.125% 4/15/10	1,000,000	946,152
General Electric Capital Corp. 5.375% 10/20/16	475,000	417,125
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	707,311
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	607,594
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	229,025
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	142,032
HSBC Finance Corp. 5.900% 6/19/12	40,000	31,838
JP Morgan Chase & Co. FRN 1.550% 6/15/12	750,000	752,041
JP Morgan Chase & Co. 2.625% 12/01/10	750,000	766,257
Lazard Group LLC 6.850% 6/15/17	360,000	289,870
Lazard Group LLC 7.125% 5/15/15	430,000	357,302
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	715,000	91,163
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	500,000	50
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	95,000	12,113
Merrill Lynch & Co., Inc. 5.450% 2/05/13	950,000	778,772
Morgan Stanley FRN 1.508% 2/10/12	1,000,000	1,004,485
Morgan Stanley 5.450% 1/09/17	265,000	231,875
SLM Corp. 5.000% 10/01/13	230,000	122,307
Textron Financial Corp. 5.125% 11/01/10	580,000	435,383
		15,443,354
Electric – 1.5%
Allegheny Energy Supply (c) 8.250% 4/15/12	275,000	278,140
Consumers Energy Co. 4.400% 8/15/09	250,000	250,060
Entergy Gulf States, Inc. 5.250% 8/01/15	995,000	899,129
Kansas Gas & Electric Co. 5.647% 3/29/21	290,122	268,861
MidAmerican Funding LLC 6.750% 3/01/11	145,000	149,776
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	344,342	343,050
Monongahela Power 6.700% 6/15/14	400,000	404,694
Nevada Power Co. Series L 5.875% 1/15/15	450,000	426,489
Nevada Power Co. Series N 6.650% 4/01/36	135,000	112,775
Oncor Electric Delivery Co. (c) 6.800% 9/01/18	805,000	789,311
Oncor Electric Delivery Co. (c) 7.500% 9/01/38	270,000	255,648
Pennsylvania Electric Co. Class B 6.125% 4/01/09	830,000	830,000
PPL Energy Supply LLC 6.300% 7/15/13	350,000	350,244
Tenaska Oklahoma (c) 6.528% 12/30/14	391,249	398,820
TransAlta Corp. 5.750% 12/15/13	1,000,000	924,989
Tri-State Generation & Transmission Association Series 2003, Class A (c) 6.040% 1/31/18	327,712	350,929
Tri-State Generation & Transmission Association Series 2003, Class B (c) 7.144% 7/31/33	525,000	472,941
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	222,195
		7,728,051
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	510,000	392,700
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	414,906
Foods – 0.1%
The Kroger Co. 7.500% 1/15/14	150,000	166,435
Sara Lee Corp. 3.875% 6/15/13	140,000	134,489
Smithfield Foods, Inc. 7.000% 8/01/11	225,000	173,250
		474,174
Forest Products & Paper – 0.1%
Rock-Tenn Co. 5.625% 3/15/13	105,000	92,400
Rock-Tenn Co. 8.200% 8/15/11	390,000	390,975
		483,375
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	360,905
Southwest Gas Corp. 8.375% 2/15/11	205,000	209,695
		570,600

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care — Products – 0.1%
Covidien International Finance SA 6.550% 10/15/37	$300,000	$295,423
Medtronic, Inc. 1.625% 4/15/13	200,000	176,750
		472,173
Health Care — Services – 0.2%
Roche Holdings, Inc. (c) 5.000% 3/01/14	280,000	286,588
Roche Holdings, Inc. (c) 6.000% 3/01/19	385,000	396,265
Roche Holdings, Inc. (c) 7.000% 3/01/39	310,000	324,390
		1,007,243
Holding Company — Diversified – 0.2%
Leucadia National Corp. (b) 7.750% 8/15/13	1,150,000	955,937
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	250,000	236,250
D.R. Horton, Inc. 4.875% 1/15/10	80,000	77,800
Lennar Corp. Series B 5.125% 10/01/10	60,000	52,500
		366,550
Household Products – 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	550,000	592,068
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	320,000	308,591
Toro Co. 7.800% 6/15/27	165,000	131,125
		439,716
Insurance – 0.1%
Lincoln National Corp. 6.300% 10/09/37	220,000	94,323
MetLife, Inc. Series A 6.817% 8/15/18	360,000	309,076
		403,399
Investment Companies – 0.0%
Xstrata Finance Canada (c) 5.800% 11/15/16	195,000	125,304
Iron & Steel – 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	178,706
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	395,000	260,688
Lodging – 0.3%
Marriott International, Inc. 6.200% 6/15/16	775,000	629,488
MGM Mirage 6.000% 10/01/09	250,000	135,000
MGM Mirage 6.750% 9/01/12	725,000	253,750
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	150,000	115,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	395,000	337,725
		1,471,463
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	550,000	539,000
Roper Industries, Inc. 6.625% 8/15/13	420,000	425,418
		964,418
Manufacturing – 0.6%
Bombardier, Inc. (c) 6.750% 5/01/12	245,000	194,775
Cooper US, Inc. 6.100% 7/01/17	425,000	417,144
Illinois Tool Works, Inc. (c) 5.150% 4/01/14	765,000	768,995
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	680,000	634,809
Pentair, Inc. 7.850% 10/15/09	625,000	625,635
Tyco Electronics Group SA 6.000% 10/01/12	225,000	191,465
Tyco Electronics Group SA 6.550% 10/01/17	200,000	151,343
Tyco Electronics Group SA 7.125% 10/01/37	225,000	144,078
		3,128,244
Media – 1.2%
CBS Corp. 6.625% 5/15/11	480,000	462,052
CBS Corp. 7.875% 7/30/30	210,000	131,878
Cox Communications, Inc. 6.750% 3/15/11	700,000	699,414
Cox Communications, Inc. (c) 8.375% 3/01/39	415,000	389,374
Echostar DBS Corp. 7.125% 2/01/16	425,000	380,375
HSN (c) 11.250% 8/01/16	600,000	408,000
Rogers Communications, Inc. 5.500% 3/15/14	200,000	195,531
Rogers Communications, Inc. 7.500% 8/15/38	90,000	89,249
Scholastic Corp. 5.000% 4/15/13	305,000	235,612
Shaw Communications, Inc. 8.250% 4/11/10	745,000	745,000
Thomson Corp. 5.700% 10/01/14	865,000	857,855
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	275,289
Time Warner Cable, Inc. 8.250% 4/01/19	245,000	251,767
Time Warner Cable, Inc. 8.750% 2/14/19	255,000	270,766
Time Warner, Inc. 5.875% 11/15/16	565,000	534,726
Viacom, Inc. 6.250% 4/30/16	195,000	171,199
		6,098,087
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	475,000	474,519
Mining – 0.4%
Codelco, Inc. (c) 6.150% 10/24/36	280,000	258,764
Vale Overseas Ltd. 6.250% 1/23/17	305,000	300,609

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/21/36	$280,000	$241,791
Vulcan Materials Co. 6.000% 4/01/09	1,250,000	1,250,000
		2,051,164
Office Equipment/Supplies – 0.0%
Xerox Corp. 5.500% 5/15/12	225,000	194,866
Oil & Gas – 0.8%
Mobil Corp. 8.625% 8/15/21	1,050,000	1,406,240
Noble Holding International Ltd. 7.375% 3/15/14	450,000	462,823
OAO Gazprom (c) 9.625% 3/01/13	290,000	274,412
Pemex Project Funding Master Trust 6.625% 6/15/38	282,000	197,400
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	218,175
Shell International Finance 5.625% 6/27/11	50,000	53,588
Tesoro Corp. 6.500% 6/01/17	215,000	162,325
Transocean Ltd. 1.500% 12/15/37	250,000	214,375
XTO Energy, Inc. 4.900% 2/01/14	850,000	825,766
		3,815,104
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	133,000
Packaging & Containers – 0.2%
Packaging Corp. of America 5.750% 8/01/13	185,000	170,697
Pactiv Corp. 5.875% 7/15/12	230,000	218,621
Pactiv Corp. 6.400% 1/15/18	200,000	167,980
Rock-Tenn Co. 9.250% 3/15/16	100,000	99,750
Sealed Air Corp. (c) 6.875% 7/15/33	145,000	98,253
		755,301
Pharmaceuticals – 0.2%
Abbott Laboratories 5.600% 11/30/17	850,000	898,270
Pipelines – 1.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	146,899
Colonial Pipeline Co. (c) 7.630% 4/15/32	750,000	763,065
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	205,684
DCP Midstream LLC (c) 9.750% 3/15/19	270,000	267,679
Duke Energy Field Services Corp. 7.875% 8/16/10	1,375,000	1,393,704
Enbridge, Inc. 5.800% 6/15/14	775,000	741,828
Enterprise Products Operating LP 7.500% 2/01/11	175,000	177,880
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	150,000	122,546
Kern River Funding Corp. (c) 4.893% 4/30/18	538,688	519,570
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	122,093
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	96,124
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	376,510
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	85,844
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	365,000	338,144
Plains All American Pipeline Co. 5.625% 12/15/13	520,000	472,519
Rockies Express Pipeline LLC (c) 6.250% 7/15/13	350,000	343,412
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	225,000	221,041
Southern Natural Gas Co. (c) 5.900% 4/01/17	250,000	217,875
Texas Eastern Transmission LP (c) 6.000% 9/15/17	175,000	172,830
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	125,000	105,852
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	356,425
		7,247,524
Real Estate Investment Trusts (REITS) – 0.2%
Brandywine Operating Partnership LP 5.625% 12/15/10	310,000	276,282
iStar Financial, Inc. Series B 5.700% 3/01/14	310,000	89,900
Senior Housing Properties Trust 8.625% 1/15/12	100,000	89,750
Weingarten Realty Investors, Series A 7.500% 12/19/10	770,000	758,369
		1,214,301
Retail – 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	94,592
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	263,626
McDonald's Corp. 6.300% 10/15/37	100,000	102,412
		460,630
Savings & Loans – 0.0%
Glencore Funding LLC (c) 6.000% 4/15/14	500,000	224,457
Washington Mutual Bank (e) 5.650% 8/15/14	775,000	77
		224,534
Telecommunications – 0.8%
AT&T, Inc. 6.500% 9/01/37	300,000	270,727

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
British Telecom PLC STEP 9.125% 12/15/30	$180,000	$163,604
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	235,000	251,052
Embarq Corp. 7.082% 6/01/16	205,000	184,500
Qwest Corp. 7.875% 9/01/11	750,000	738,750
Qwest Corp. 8.875% 3/15/12	600,000	592,500
Rogers Communications, Inc. 6.375% 3/01/14	350,000	354,333
Rogers Wireless Communications, Inc. 6.800% 8/15/18	20,000	19,990
Sprint Capital Corp. 6.900% 5/01/19	255,000	179,775
Sprint Nextel Corp. 6.000% 12/01/16	295,000	210,925
Telecom Italia Capital SA 6.000% 9/30/34	45,000	30,701
Verizon Global Funding Corp. 7.750% 12/01/30	525,000	534,904
Verizon Wireless Capital LLC (c) 7.375% 11/15/13	450,000	482,476
		4,014,237
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	368,409
Transportation – 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	190,000	185,922
Canadian National Railway Co. 5.850% 11/15/17	215,000	222,090
Canadian National Railway Co. 6.375% 11/15/37	190,000	200,479
CSX Corp. 7.250% 5/01/27	50,000	40,880
		649,371
TOTAL CORPORATE DEBT (Cost $89,705,403)		79,593,900
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.3%
Commercial MBS – 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	1,225,000	823,158
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	900,000	724,520
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	499,360
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	249,608
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,225,000	954,473
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	575,000	388,866
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (c) 6.218% 1/15/18	785,000	190,630
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	343,449
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	302,350
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,475,000	1,097,330
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	461,654
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.858% 2/15/51	1,750,000	1,328,816
		7,364,214
Home Equity ABS – 0.0%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	2,000,000	132,266
Student Loans ABS – 0.2%
Ares High Yield CSO PLC (Acquired 02/15/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (c) (f) 2.288% 9/20/10	430,000	295,625
Galena CDO Cayman Islands Ltd. (Acquired 04/27/07, Cost $580,394), Series 2005-1, Class B1U7 FRN (c) (f) 2.536% 1/11/13	575,000	54,970
Newport Waves CDO (Acquired 03/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (c) (f) 1.888% 6/20/14	950,000	157,195

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $245,306), Series 2005-1A, Class B2 FRN (c) (f) 3.888% 9/20/10	$245,000	$78,821
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $303,375), Series 2005-1A, Class A7 FRN (c) (f) 3.288% 9/20/10	300,000	113,813
		700,424
WL Collateral CMO – 0.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,042,229	907,309
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.625% 7/20/36	383,982	244,194
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	57,385	34,279
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	52,923	25,525
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	88,167	68,858
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.746% 1/19/38	607,533	224,407
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.632% 5/25/37	878,200	414,955
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.396% 8/25/34	148,274	82,392
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.772% 8/25/36	238,482	129,772
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	22,790	16,806
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.813% 7/25/33	10,851	8,255
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	1,912	1,176
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.702% 6/25/46	1,188,846	454,240
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.712% 4/25/46	758,209	273,497
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.890% 3/25/34	105,367	76,778
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	166,419	137,094
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.033% 4/25/44	260,158	93,764
		3,193,301
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.477% 6/25/32	80,183	35,340
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,680,762)		11,425,545
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 17.7%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	413,718	450,241
Pass-Through Securities – 17.6%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	3,293,784	3,455,000
Pool #G18090 5.500% 12/01/20	203,063	212,812
Pool #J00746 5.500% 12/01/20	2,183,782	2,288,620
Pool #G18101 5.500% 2/01/21	1,696,254	1,777,158
Pool #J01117 5.500% 2/01/21	91,792	96,228
Pool #J01254 5.500% 2/01/21	899,010	943,153
Pool #A56828 5.500% 2/01/37	819,716	851,673
Pool #A69653 5.500% 12/01/37	4,185,798	4,348,979
Pool #E85346 6.000% 9/01/16	84,857	89,339
Pool #E85389 6.000% 9/01/16	55,847	58,812
Pool #E85542 6.000% 10/01/16	74,775	78,627
Pool #G11431 6.000% 2/01/18	90,393	95,253
Pool #E85089 6.500% 8/01/16	205,206	217,189
Pool #E85301 6.500% 9/01/16	86,156	90,606
Pool #C55867 7.500% 2/01/30	230,371	245,876
Pool #C01079 7.500% 10/01/30	41,195	43,967
Pool #C01135 7.500% 2/01/31	149,788	159,870

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C00470 8.000% 8/01/26	$69,424	$74,243
Pool #G00924 8.000% 3/01/28	87,821	93,892
Pool #554904 9.000% 3/01/17	2,851	3,051
Federal National Mortgage Association
Pool #888586 4.278% 10/01/34	893,740	908,262
Pool #255807 5.500% 8/01/20	3,640,448	3,815,218
Pool #813926 5.500% 11/01/20	467,331	489,620
Pool #555880 5.500% 11/01/33	582,743	607,919
Pool #785171 5.500% 7/01/34	277,969	289,630
Pool #825454 5.500% 6/01/35	1,618,352	1,693,327
Pool #832972 5.500% 9/01/35	1,392,652	1,457,171
Pool #884218 5.500% 5/01/36	3,688,481	3,837,461
Pool #918516 5.500% 6/01/37	912,009	947,991
Pool #586036 6.000% 5/01/16	9,732	10,210
Pool #587994 6.000% 6/01/16	92,247	96,909
Pool #983315 6.000% 7/01/38	1,899,571	1,987,204
Pool #906142 6.500% 1/01/37	1,425,067	1,503,501
Pool #942561 6.500% 8/01/37	1,243,852	1,312,312
Pool #919652 6.500% 9/01/37	861,235	908,637
Pool #953263 6.500% 10/01/37	777,543	820,338
Pool #953302 6.500% 10/01/37	1,652,174	1,743,108
Pool #952367 6.500% 11/01/37	175,309	184,958
Pool #990744 6.500% 9/01/38	6,308,287	6,655,489
Pool #564594 7.000% 1/01/31	33,132	35,688
Pool #572844 7.000% 4/01/31	172,686	185,955
Pool #253795 7.000% 5/01/31	323,720	348,593
Pool #499386 7.500% 9/01/29	6,772	7,272
Pool #510375 7.500% 9/01/29	2,978	3,198
Pool #511380 7.500% 9/01/29	3,504	3,765
Pool #515935 7.500% 9/01/29	12,250	13,155
Pool #504345 7.500% 11/01/29	4,873	5,233
Pool #521006 7.500% 12/01/29	2,073	2,227
Pool #522769 7.500% 12/01/29	478	513
Pool #252981 7.500% 1/01/30	38,844	41,713
Pool #524874 7.500% 2/01/30	1,533	1,646
Pool #531196 7.500% 2/01/30	2,180	2,341
Pool #524317 7.500% 3/01/30	12,349	13,261
Pool #530299 7.500% 3/01/30	3,401	3,652
Pool #530520 7.500% 3/01/30	24,491	26,300
Pool #253183 7.500% 4/01/30	13,449	14,443
Pool #531574 7.500% 4/01/30	22,261	23,905
Pool #537797 7.500% 4/01/30	8,748	9,394
Pool #253265 7.500% 5/01/30	20,889	22,432
Pool #529690 8.000% 2/01/30	8,247	8,809
Pool #536999 8.000% 3/01/30	1,275	1,363
Pool #502394 8.000% 4/01/30	903	964
Pool #526380 8.000% 5/01/30	10,587	11,322
Pool #536949 8.000% 5/01/30	4,698	5,022
Pool #539760 8.000% 5/01/30	13,183	14,100
Pool #540202 8.000% 5/01/30	9,837	10,520
Pool #535351 8.000% 6/01/30	13,060	13,960
Pool #543122 8.000% 6/01/30	4,229	4,523
Pool #253481 8.000% 10/01/30	11,502	12,299
Pool #569911 8.000% 3/01/31	18,854	20,156
Pool #190317 8.000% 8/01/31	4,699	5,024
Pool #596656 8.000% 8/01/31	2,556	2,722
Pool #602008 8.000% 8/01/31	14,564	15,571
Government National Mortgage Association
Pool #655645 6.000% 7/15/37	82,153	86,068
Pool #662384 6.000% 7/15/37	58,150	60,921
Pool #662512 6.000% 7/15/37	43,512	45,586
Pool #669642 6.000% 7/15/37	19,563	20,496
Pool #671444 6.000% 7/15/37	1,260,074	1,320,125
Pool #671453 6.000% 7/15/37	417,913	437,829
Pool #666189 6.000% 8/15/37	35,234	36,913
Pool #667485 6.500% 6/15/37	1,876,008	1,974,352
Pool #343751 7.000% 4/15/23	1,121	1,194
Pool #349496 7.000% 5/15/23	7,984	8,500
Pool #359587 7.000% 6/15/23	1,506	1,600
Pool #337539 7.000% 7/15/23	2,810	2,991
Pool #363066 7.000% 8/15/23	46,107	49,082
Pool #354674 7.000% 10/15/23	31,834	33,875
Pool #362651 7.000% 10/15/23	61,461	65,448
Pool #368814 7.000% 10/15/23	20,587	21,936
Pool #352021 7.000% 11/15/23	18,724	19,946
Pool #371967 7.000% 11/15/23	3,041	3,240
Pool #591581 7.000% 8/15/32	32,131	34,298
Pool #307818 7.250% 6/20/21	105,299	112,153
Pool #326248 7.250% 3/20/22	34,335	36,725
Pool #326261 7.250% 4/20/22	54,265	58,017
Pool #326278 7.250% 5/20/22	114,220	122,280
Pool #203811 7.500% 4/15/17	1,494	1,541
Pool #205884 7.500% 5/15/17	48,180	51,123
Pool #213760 7.500% 6/15/17	23,689	25,120
Pool #198100 7.500% 9/15/17	30,145	32,015

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA(g) Pool #20274 6.000% 8/01/36	$36,848,000	$38,497,523
New Valley Generation IV(c) 4.687% 1/15/22	307,818	338,062
		88,883,613
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $86,991,128)		89,333,854
U.S. TREASURY OBLIGATIONS – 5.0%
U.S. Treasury Bonds & Notes – 5.0%
U.S. Treasury Bond 4.375% 2/15/38	5,235,000	5,950,550
U.S. Treasury Inflation Index 0.625% 4/15/13	599,280	593,287
U.S. Treasury Inflation Index 2.500% 1/15/29	565,398	614,781
U.S. Treasury Note (h) 2.500% 3/31/13	8,360,000	8,735,873
U.S. Treasury Note 3.500% 2/15/18	3,720,000	3,993,188
U.S. Treasury Note 4.250% 8/15/15	4,000,000	4,559,375
U.S. Treasury Principal Strip 0.010% 2/15/28	1,540,000	749,906
		25,196,960
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,866,861)		25,196,960
TOTAL BONDS & NOTES (Cost $221,244,154)		205,550,259
	Number of Shares
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (d)	21,700	-
TOTAL RIGHTS (Cost $0)		-
MUTUAL FUND – 0.4%
Diversified Financial – 0.4%
Eaton Vance Floating Rate Income Trust	40,833	337,281
SPDR Gold Trust (a)	20,000	1,805,600
TOTAL MUTUAL FUND (Cost $2,001,623)		2,142,881
TOTAL LONG-TERM INVESTMENTS (Cost $500,419,806)		491,012,338
	Principal Amount
SHORT-TERM INVESTMENTS – 10.2%
Commercial Paper – 10.2%
Avery Dennison Corp. 1.000% 4/13/09	$3,382,000	3,380,873
Cadbury Schweppes Financial 1.250% 4/27/09	3,400,000	3,396,931
Dominion Resources 1.150% 4/03/09	3,000,000	2,999,808
Heinz HJ Financial Co. 1.000% 5/11/09	885,000	884,017
Heinz HJ Financial Co. 1.300% 4/01/09	1,743,000	1,743,000
Ingersoll-Rand Global Holding Co. Ltd. 1.600% 4/06/09	1,363,000	1,362,697
Ingersoll-Rand Global Holding Co. Ltd. 1.650% 4/09/09	300,000	299,890
Ingersoll-Rand Global Holding Co. Ltd. 1.900% 4/06/09	525,000	524,861
Ingersoll-Rand Global Holding Co. Ltd. 2.600% 4/14/09	318,000	317,701
Ingersoll-Rand Global Holding Co. Ltd. 2.850% 4/08/09	5,000,000	4,997,229
ITT Corp. 1.700% 4/02/09	598,000	597,972
ITT Corp. 1.700% 4/29/09	5,929,000	5,921,161
Lincoln National Corp. 1.650% 4/17/09	5,000,000	4,996,333
Nordstrom, Inc. 0.750% 4/02/09	6,712,000	6,711,860
Ryder System, Inc. 0.900% 4/07/09	2,652,000	2,651,602
Staples, Inc. 1.250% 4/01/09	1,473,000	1,473,000
Verizon Communications, Inc. 1.150% 5/05/09	3,013,000	3,009,728
Volkswagen Of America 2.700% 4/08/09	977,000	976,487
Volkswagen Of America 2.750% 4/21/09	5,000,000	4,992,361
TOTAL SHORT-TERM INVESTMENTS (Cost $51,237,511)		51,237,511
TOTAL INVESTMENTS – 107.6% (Cost $551,657,317) (i)		542,249,849
Other Assets/ (Liabilities) – (7.6)%		(38,257,719)
NET ASSETS – 100.0%		$503,992,130

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $13,113,849 or 2.60% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.6%
COMMON STOCK – 95.6%
Aerospace & Defense – 1.2%
Goodrich Corp.	189,220	$7,169,546
Northrop Grumman Corp.	12,100	528,044
		7,697,590
Agriculture – 3.3%
Altria Group, Inc.	55,700	892,314
Archer-Daniels-Midland Co.	107,600	2,989,128
Bunge Ltd.	39,600	2,243,340
Lorillard, Inc.	78,842	4,867,705
Philip Morris International, Inc.	288,955	10,281,019
Reynolds American, Inc.	8,100	290,304
		21,563,810
Airlines – 0.1%
UAL Corp. (a)	105,600	473,088
Auto Manufacturers – 2.5%
Navistar International Corp. (a)	476,837	15,954,966
Toyota Motor Corp. Sponsored ADR (Japan)	12,000	759,600
		16,714,566
Automotive & Parts – 0.1%
Autoliv, Inc.	37,900	703,803
Magna International, Inc. Class A	11,400	304,950
		1,008,753
Banks – 1.4%
Capital One Financial Corp.	16,700	204,408
Deutsche Bank AG	55,800	2,268,270
SunTrust Banks, Inc.	114,720	1,346,813
U.S. Bancorp	35,900	524,499
Wells Fargo & Co.	332,980	4,741,635
		9,085,625
Beverages – 2.1%
Coca-Cola Enterprises, Inc.	120,900	1,594,671
Constellation Brands, Inc. Class A (a)	41,800	497,420
Molson Coors Brewing Co. Class B	351,760	12,058,333
		14,150,424
Biotechnology – 0.3%
Amgen, Inc. (a)	34,000	1,683,680
Chemicals – 4.0%
Eastman Chemical Co.	26,200	702,160
The Lubrizol Corp.	613,923	20,879,521
Potash Corp. of Saskatchewan, Inc.	59,600	4,816,276
		26,397,957
Computers – 2.6%
Apple, Inc. (a)	34,480	3,624,538
International Business Machines Corp.	8,300	804,187
Research In Motion Ltd. (a)	278,100	11,977,767
Western Digital Corp. (a)	30,300	586,002
		16,992,494
Cosmetics & Personal Care – 0.9%
The Procter & Gamble Co.	119,681	5,635,778
Distribution & Wholesale – 0.0%
Ingram Micro, Inc. Class A (a)	14,100	178,224
Diversified Financial – 5.8%
The Goldman Sachs Group, Inc.	36,100	3,827,322
JP Morgan Chase & Co.	690,404	18,350,938
Morgan Stanley	289,900	6,601,023
National Financial Partners Corp.	464,261	1,485,635
SLM Corp. (a)	1,558,270	7,713,437
		37,978,355
Electric – 5.4%
American Electric Power Co., Inc.	52,100	1,316,046
CMS Energy Corp.	30,800	364,672
Dominion Resources, Inc.	26,100	808,839
Exelon Corp.	265,449	12,048,730
PG&E Corp.	535,890	20,481,716
Reliant Energy, Inc. (a)	133,800	426,822
		35,446,825
Electronics – 0.3%
AU Optronics Corp. Sponsored ADR (Taiwan)	124,900	1,047,911
Tyco Electronics Ltd.	63,700	703,248
Vishay Intertechnology, Inc. (a)	4,600	16,008
		1,767,167
Entertainment – 0.9%
Cinemark Holdings, Inc.	632,622	5,940,321
Foods – 5.2%
Campbell Soup Co.	430,396	11,775,634
ConAgra Foods, Inc.	47,400	799,638
General Mills, Inc.	35,900	1,790,692
Kellogg Co.	10,300	377,289
Kraft Foods, Inc. Class A	69,700	1,553,613
The Kroger Co.	687,340	14,585,355
Safeway, Inc.	72,800	1,469,832
Sara Lee Corp.	142,900	1,154,632
SuperValu, Inc.	11,589	165,491
Tyson Foods, Inc. Class A	60,900	571,851
		34,244,027
Gas – 0.0%
NiSource, Inc.	17,700	173,460
Health Care — Products – 1.4%
Covidien Ltd.	170,691	5,673,769
Johnson & Johnson	73,500	3,866,100
		9,539,869
Health Care — Services – 2.4%
Aetna, Inc.	441,670	10,745,831
UnitedHealth Group, Inc.	240,740	5,038,688
		15,784,519
Insurance – 8.6%
ACE Ltd.	33,400	1,349,360
Allstate Corp.	120,100	2,299,915
Assurant, Inc.	533,909	11,628,538
Everest Re Group Ltd.	279,866	19,814,513
Genworth Financial, Inc. Class A	105,200	199,880
The Hartford Financial Services Group, Inc.	82,900	650,765
Lincoln National Corp.	111,900	748,611
Metlife, Inc.	520,630	11,854,745
PartnerRe Ltd.	27,700	1,719,339

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	73,700	$1,401,774
Torchmark Corp.	40,900	1,072,807
The Travelers Cos., Inc.	60,100	2,442,464
Unum Group	94,100	1,176,250
XL Capital Ltd. Class A	89,700	489,762
		56,848,723
Internet – 1.2%
Google, Inc. Class A (a)	17,200	5,986,632
Symantec Corp. (a)	126,400	1,888,416
		7,875,048
Manufacturing – 3.5%
Cooper Industries Ltd. Class A	18,700	483,582
General Electric Co.	211,700	2,140,287
Tyco International Ltd.	1,033,226	20,209,901
		22,833,770
Media – 4.6%
Cablevision Systems Corp. Class A	317,480	4,108,191
CBS Corp. Class B	228,600	877,824
Gannett Co., Inc.	107,600	236,720
News Corp. Class A	2,296,805	15,204,849
Time Warner Cable, Inc.	249,138	6,178,618
Time Warner, Inc.	125,233	2,417,003
Viacom, Inc. Class B (a)	50,200	872,476
The Walt Disney Co.	37,700	684,632
		30,580,313
Oil & Gas – 14.7%
Apache Corp.	148,224	9,499,676
BP PLC Sponsored ADR (United Kingdom)	21,600	866,160
Chevron Corp.	487,343	32,768,943
ConocoPhillips	75,200	2,944,832
Devon Energy Corp.	293,520	13,117,409
EOG Resources, Inc.	16,300	892,588
Exxon Mobil Corp.	283,286	19,291,777
Occidental Petroleum Corp.	24,600	1,368,990
Petroleo Brasileiro SA Sponsored ADR (Brazil)	544,230	13,333,635
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	21,900	970,170
Total SA Sponsored ADR (France)	29,400	1,442,364
		96,496,544
Packaging & Containers – 0.3%
Owens-IIlinois, Inc. (a)	55,400	799,976
Sonoco Products Co.	48,000	1,007,040
		1,807,016
Pharmaceuticals – 10.0%
Abbott Laboratories	204,038	9,732,613
Bristol-Myers Squibb Co.	8,500	186,320
Cardinal Health, Inc.	32,400	1,019,952
Eli Lilly & Co.	47,000	1,570,270
GlaxoSmithKline PLC ADR (United Kingdom)	14,700	456,729
Merck & Co., Inc.	690,000	18,457,500
Pfizer, Inc.	1,181,750	16,095,435
Sanofi-Aventis ADR (France)	47,000	1,312,710
Schering-Plough Corp.	73,800	1,737,990
Wyeth	352,208	15,159,032
		65,728,551
Retail – 3.4%
AutoNation, Inc. (a)	50,600	702,328
Bed Bath & Beyond, Inc. (a)	194,178	4,805,905
Foot Locker, Inc.	62,700	657,096
The Gap, Inc.	85,900	1,115,841
The Home Depot, Inc.	86,800	2,045,008
J.C. Penney Co., Inc.	34,800	698,436
Jones Apparel Group, Inc.	83,700	353,214
Limited Brands, Inc.	105,034	913,796
Lowe's Cos., Inc.	52,400	956,300
Macy's, Inc.	81,100	721,790
The TJX Cos., Inc.	45,300	1,161,492
Wal-Mart Stores, Inc.	9,800	510,580
Walgreen Co.	294,636	7,648,751
		22,290,537
Semiconductors – 0.1%
Nvidia Corp. (a)	53,400	526,524
Telecommunications – 7.8%
AT&T, Inc.	1,044,471	26,320,669
Corning, Inc.	128,300	1,702,541
Motorola, Inc.	402,600	1,702,998
Nokia Oyj Sponsored ADR (Finland)	218,100	2,545,227
Qualcomm, Inc.	304,490	11,847,706
Sprint Nextel Corp. (a)	456,900	1,631,133
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	111,000	897,990
Telefonica SA Sponsored ADR (Spain)	7,400	441,188
Verizon Communications, Inc.	87,400	2,639,480
Vodafone Group PLC Sponsored ADR (United Kingdom)	72,000	1,254,240
		50,983,172
Transportation – 0.9%
United Parcel Service, Inc. Class B	122,216	6,015,471
Trucking & Leasing – 0.6%
Aircastle Ltd.	796,816	3,705,194
TOTAL COMMON STOCK (Cost $772,487,128)		628,147,395
TOTAL EQUITIES (Cost $772,487,128)		628,147,395
TOTAL LONG-TERM INVESTMENTS (Cost $772,487,128)		628,147,395
	Principal Amount
SHORT-TERM INVESTMENTS – 4.9%
Repurchase Agreement – 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$32,151,435	32,151,435
TOTAL SHORT-TERM INVESTMENTS (Cost $32,151,435)		32,151,435
TOTAL INVESTMENTS – 100.5% (Cost $804,638,563) (c)		660,298,830
Other Assets/ (Liabilities) – (0.5)%		(2,985,497)
NET ASSETS – 100.0%		$657,313,333

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

(b)	Maturity value of $32,151,480. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $32,796,876.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.4%
COMMON STOCK – 100.4%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	2,800	$11,536
Omnicom Group, Inc.	600	14,040
		25,576
Aerospace & Defense – 2.2%
Boeing Co.	300	10,674
General Dynamics Corp.	700	29,113
Goodrich Corp.	300	11,367
L-3 Communications Holdings, Inc.	300	20,340
Lockheed Martin Corp.	600	41,418
Northrop Grumman Corp.	1,200	52,368
Raytheon Co.	1,200	46,728
Rockwell Collins, Inc.	100	3,264
United Technologies Corp.	2,000	85,960
		301,232
Agriculture – 2.9%
Altria Group, Inc.	6,400	102,528
Archer-Daniels-Midland Co.	2,800	77,784
Lorillard, Inc.	400	24,696
Philip Morris International, Inc.	4,750	169,005
Reynolds American, Inc.	300	10,752
		384,765
Airlines – 0.0%
Southwest Airlines Co.	1,050	6,647
Apparel – 0.3%
Nike, Inc. Class B	500	23,445
VF Corp.	200	11,422
		34,867
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	2,300	6,049
General Motors Corp.	100	194
Paccar, Inc.	400	10,304
		16,547
Automotive & Parts – 0.0%
The Goodyear Tire & Rubber Co. (a)	100	626
Johnson Controls, Inc.	200	2,400
		3,026
Banks – 3.2%
Banco Santander SA Sponsored ADR (Spain)	96	662
Bank of America Corp.	10,265	70,007
The Bank of New York Mellon Corp.	1,886	53,280
BB&T Corp.	1,600	27,072
Capital One Financial Corp.	635	7,772
Comerica, Inc.	400	7,324
Fifth Third Bancorp	1,100	3,212
First Horizon National Corp.	1,046	11,236
KeyCorp	500	3,935
M&T Bank Corp.	200	9,048
Marshall & Ilsley Corp.	300	1,689
Northern Trust Corp.	600	35,892
PNC Financial Services Group, Inc.	764	22,378
Regions Financial Corp.	1,347	5,738
State Street Corp.	500	15,390
SunTrust Banks, Inc.	400	4,696
U.S. Bancorp	3,350	48,944
Wells Fargo & Co.	6,876	97,914
Zions Bancorp	200	1,966
		428,155
Beverages – 1.7%
Brown-Forman Corp. Class B	300	11,649
The Coca-Cola Co.	2,550	112,072
Coca-Cola Enterprises, Inc.	600	7,914
Constellation Brands, Inc. Class A (a)	400	4,760
Dr. Pepper Snapple Group, Inc. (a)	450	7,610
Molson Coors Brewing Co. Class B	200	6,856
Pepsi Bottling Group, Inc. (The)	300	6,642
PepsiCo, Inc.	1,500	77,220
		234,723
Biotechnology – 1.6%
Amgen, Inc. (a)	2,600	128,752
Biogen Idec, Inc. (a)	700	36,694
Celgene Corp. (a)	400	17,760
Genzyme Corp. (a)	300	17,817
Life Technologies Corp. (a)	275	8,932
Millipore Corp. (a)	100	5,741
		215,696
Building Materials – 0.1%
Masco Corp.	1,000	6,980
Chemicals – 1.3%
Air Products & Chemicals, Inc.	200	11,250
CF Industries Holdings, Inc.	100	7,113
The Dow Chemical Co.	2,800	23,604
Du Pont (E.I.) de Nemours & Co.	700	15,631
Eastman Chemical Co.	200	5,360
Ecolab, Inc.	100	3,473
International Flavors & Fragrances, Inc.	100	3,046
Monsanto Co.	300	24,930
PPG Industries, Inc.	400	14,760
Praxair, Inc.	200	13,458
Rohm & Haas Co.	300	23,652
The Sherwin-Williams Co.	400	20,788
Sigma-Aldrich Corp.	200	7,558
		174,623
Coal – 0.1%
CONSOL Energy, Inc.	100	2,524
Massey Energy Co.	500	5,060
Peabody Energy Corp.	400	10,016
		17,600
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	400	31,332
Automatic Data Processing, Inc.	1,500	52,740
Convergys Corp. (a)	300	2,424
Donnelley (R.R.) & Sons Co.	400	2,932
Equifax, Inc.	300	7,335
H&R Block, Inc.	1,300	23,647
Iron Mountain, Inc. (a)	100	2,217
Mastercard, Inc. Class A	100	16,748
McKesson Corp.	700	24,528

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Worldwide, Inc. (a)	400	$3,260
Moody's Corp.	100	2,292
Paychex, Inc.	500	12,835
Robert Half International, Inc.	400	7,132
Total System Services, Inc.	400	5,524
Western Union Co.	1,100	13,827
		208,773
Computers – 6.7%
Affiliated Computer Services, Inc. Class A (a)	500	23,945
Apple, Inc. (a)	1,900	199,728
Cognizant Technology Solutions Corp. Class A (a)	200	4,158
Computer Sciences Corp. (a)	700	25,788
Dell, Inc. (a)	3,600	34,128
EMC Corp. (a)	7,611	86,765
Hewlett-Packard Co.	5,150	165,109
International Business Machines Corp.	3,000	290,670
Lexmark International, Inc. Class A (a)	1,500	25,305
NetApp, Inc. (a)	1,100	16,324
SanDisk Corp. (a)	100	1,265
Sun Microsystems, Inc. (a)	1,700	12,444
Teradata Corp. (a)	1,000	16,220
		901,849
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	400	7,692
Colgate-Palmolive Co.	900	53,082
The Estee Lauder Cos., Inc. Class A	200	4,930
The Procter & Gamble Co.	5,192	244,491
		310,195
Distribution & Wholesale – 0.2%
Fastenal Co.	100	3,216
Genuine Parts Co.	300	8,958
W.W. Grainger, Inc.	200	14,036
		26,210
Diversified Financial – 3.7%
American Express Co.	1,800	24,534
Ameriprise Financial, Inc.	460	9,425
The Charles Schwab Corp.	1,700	26,350
CIT Group, Inc.	3,500	9,975
Citigroup, Inc.	4,600	11,638
CME Group, Inc.	100	24,639
Discover Financial Services	1,050	6,626
E*Trade Financial Corp. (a)	1,100	1,408
Federated Investors, Inc. Class B	200	4,452
Franklin Resources, Inc.	100	5,387
The Goldman Sachs Group, Inc.	800	84,816
IntercontinentalExchange, Inc. (a)	100	7,447
Invesco Ltd.	700	9,702
JP Morgan Chase & Co.	6,515	173,169
Legg Mason, Inc.	100	1,590
Morgan Stanley	3,000	68,310
The NASDAQ OMX Group, Inc. (a)	700	13,706
NYSE Euronext	300	5,370
SLM Corp. (a)	400	1,980
T. Rowe Price Group, Inc.	200	5,772
		496,296
Electric – 3.8%
The AES Corp. (a)	1,300	7,553
Allegheny Energy, Inc.	100	2,317
Ameren Corp.	400	9,276
American Electric Power Co., Inc.	900	22,734
CenterPoint Energy, Inc.	1,050	10,952
CMS Energy Corp.	800	9,472
Consolidated Edison, Inc.	500	19,805
Constellation Energy Group, Inc.	200	4,132
Dominion Resources, Inc.	1,100	34,089
DTE Energy Co.	500	13,850
Duke Energy Corp.	2,474	35,428
Edison International	600	17,286
Entergy Corp.	300	20,427
Exelon Corp.	1,100	49,929
FirstEnergy Corp.	600	23,160
FPL Group, Inc.	650	32,974
Integrys Energy Group, Inc.	100	2,604
Northeast Utilities	200	4,318
Pepco Holdings, Inc.	300	3,744
PG&E Corp.	800	30,576
Pinnacle West Capital Corp.	700	18,592
PPL Corp.	300	8,613
Progress Energy, Inc.	400	14,504
Public Service Enterprise Group, Inc.	700	20,629
SCANA Corp.	300	9,267
The Southern Co.	1,600	48,992
TECO Energy, Inc.	900	10,035
Wisconsin Energy Corp.	200	8,234
Xcel Energy, Inc.	800	14,904
		508,396
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,700	48,586
Molex, Inc.	200	2,748
		51,334
Electronics – 0.3%
Agilent Technologies, Inc. (a)	800	12,296
Amphenol Corp. Class A	100	2,849
FLIR Systems, Inc. (a)	100	2,048
Jabil Circuit, Inc.	200	1,112
PerkinElmer, Inc.	600	7,662
Tyco Electronics Ltd.	500	5,520
Waters Corp. (a)	100	3,695
		35,182
Engineering & Construction – 0.3%
Fluor Corp.	800	27,640
Jacobs Engineering Group, Inc. (a)	300	11,598
		39,238
Entertainment – 0.0%
International Game Technology	100	922
Environmental Controls – 0.5%
Republic Services, Inc.	1,485	25,468
Stericycle, Inc. (a)	150	7,159
Waste Management, Inc.	1,600	40,960
		73,587
Foods – 2.7%
Campbell Soup Co.	500	13,680
ConAgra Foods, Inc.	1,828	30,838
Dean Foods Co. (a)	1,400	25,312
General Mills, Inc.	700	34,916
H.J. Heinz Co.	500	16,530
The Hershey Co.	650	22,588

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	200	$6,342
The J.M. Smucker Co.	200	7,454
Kellogg Co.	442	16,190
Kraft Foods, Inc. Class A	2,500	55,725
The Kroger Co.	1,800	38,196
McCormick & Co., Inc.	500	14,785
Safeway, Inc.	900	18,171
Sara Lee Corp.	1,700	13,736
SuperValu, Inc.	1,600	22,848
Sysco Corp.	1,000	22,800
Tyson Foods, Inc. Class A	200	1,878
Whole Foods Market, Inc.	200	3,360
		365,349
Forest Products & Paper – 0.2%
International Paper Co.	1,000	7,040
MeadWestvaco Corp.	400	4,796
Plum Creek Timber Co., Inc.	300	8,721
Weyerhaeuser Co.	200	5,514
		26,071
Gas – 0.4%
Nicor, Inc.	400	13,292
NiSource, Inc.	600	5,880
Sempra Energy	800	36,992
		56,164
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	3,156
Snap-on, Inc.	100	2,510
The Stanley Works	200	5,824
		11,490
Health Care — Products – 3.9%
Baxter International, Inc.	800	40,976
Becton, Dickinson & Co.	300	20,172
Boston Scientific Corp. (a)	2,500	19,875
C.R. Bard, Inc.	200	15,944
Covidien Ltd.	1,100	36,564
Johnson & Johnson	5,450	286,670
Medtronic, Inc.	2,100	61,887
St. Jude Medical, Inc. (a)	600	21,798
Stryker Corp.	200	6,808
Varian Medical Systems, Inc. (a)	200	6,088
Zimmer Holdings, Inc. (a)	100	3,650
		520,432
Health Care — Services – 1.5%
Aetna, Inc.	900	21,897
CIGNA Corp.	600	10,554
Coventry Health Care, Inc. (a)	250	3,235
DaVita, Inc. (a)	200	8,790
Humana, Inc. (a)	550	14,344
Laboratory Corp. of America Holdings (a)	200	11,698
Quest Diagnostics, Inc.	400	18,992
Tenet Healthcare Corp. (a)	800	928
Thermo Fisher Scientific, Inc. (a)	700	24,969
UnitedHealth Group, Inc.	2,500	52,325
WellPoint, Inc. (a)	1,000	37,970
		205,702
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	300	4,467
Home Builders – 0.4%
Centex Corp.	700	5,250
D.R. Horton, Inc.	1,800	17,460
KB Home	563	7,420
Lennar Corp. Class A	1,400	10,514
Pulte Homes, Inc.	950	10,384
		51,028
Home Furnishing – 0.0%
Harman International Industries, Inc.	200	2,706
Whirlpool Corp.	100	2,959
		5,665
Household Products – 0.6%
Avery Dennison Corp.	800	17,872
The Clorox Co.	300	15,444
Fortune Brands, Inc.	200	4,910
Kimberly-Clark Corp.	900	41,499
		79,725
Housewares – 0.0%
Newell Rubbermaid, Inc.	300	1,914
Insurance – 2.7%
AFLAC, Inc.	1,000	19,360
Allstate Corp.	900	17,235
American International Group, Inc.	100	100
Aon Corp.	700	28,574
Assurant, Inc.	100	2,178
Chubb Corp.	1,100	46,552
Cincinnati Financial Corp.	520	11,892
The Hartford Financial Services Group, Inc.	1,300	10,205
Lincoln National Corp.	569	3,807
Loews Corp.	700	15,470
Marsh & McLennan Cos., Inc.	1,000	20,250
MBIA, Inc. (a)	200	916
Metlife, Inc.	1,400	31,878
Principal Financial Group, Inc.	500	4,090
The Progressive Corp. (a)	1,400	18,816
Prudential Financial, Inc.	900	17,118
Torchmark Corp.	500	13,115
The Travelers Cos., Inc.	1,930	78,435
Unum Group	1,400	17,500
XL Capital Ltd. Class A	2,300	12,558
		370,049
Internet – 1.8%
Akamai Technologies, Inc. (a)	300	5,820
Amazon.com, Inc. (a)	550	40,392
eBay, Inc. (a)	900	11,304
Expedia, Inc. (a)	100	908
Google, Inc. Class A (a)	300	104,418
McAfee, Inc. (a)	600	20,100
Symantec Corp. (a)	2,000	29,880
VeriSign, Inc. (a)	200	3,774
Yahoo!, Inc. (a)	2,200	28,182
		244,778
Iron & Steel – 0.4%
AK Steel Holding Corp.	550	3,916
Allegheny Technologies, Inc.	300	6,579
Nucor Corp.	700	26,719
United States Steel Corp.	500	10,565
		47,779
Leisure Time – 0.1%
Carnival Corp.	300	6,480
Harley-Davidson, Inc.	200	2,678
		9,158

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 0.1%
Marriott International, Inc. Class A	100	$1,636
Starwood Hotels & Resorts Worldwide, Inc.	200	2,540
Wyndham Worldwide Corp.	1,300	5,460
Wynn Resorts Ltd. (a)	100	1,997
		11,633
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	400	11,184
Machinery — Diversified – 0.3%
Cummins, Inc.	300	7,635
Deere & Co.	400	13,148
Eaton Corp.	100	3,686
Flowserve Corp.	200	11,224
The Manitowoc Co., Inc.	900	2,943
Rockwell Automation, Inc.	200	4,368
		43,004
Manufacturing – 3.4%
3M Co.	500	24,860
Cooper Industries Ltd. Class A	600	15,516
Danaher Corp.	600	32,532
Dover Corp.	700	18,466
Eastman Kodak Co.	1,200	4,560
General Electric Co.	24,350	246,179
Honeywell International, Inc.	1,400	39,004
Illinois Tool Works, Inc.	700	21,595
Ingersoll-Rand Co. Ltd. Class A	500	6,900
ITT Corp.	400	15,388
Leggett & Platt, Inc.	1,000	12,990
Pall Corp.	200	4,086
Parker Hannifin Corp.	400	13,592
Textron, Inc.	300	1,722
Tyco International Ltd.	150	2,934
		460,324
Media – 2.3%
CBS Corp. Class B	1,300	4,992
Comcast Corp. Class A	6,000	81,840
The DIRECTV Group, Inc. (a)	1,400	31,906
Gannett Co., Inc.	1,300	2,860
The McGraw-Hill Cos., Inc.	600	13,722
Meredith Corp.	700	11,648
New York Times Co. Class A	200	904
News Corp. Class A	3,000	19,860
Scripps Networks Interactive Class A	200	4,502
Time Warner Cable, Inc.	582	14,421
Time Warner, Inc.	2,317	44,712
Viacom, Inc. Class B (a)	1,000	17,380
The Walt Disney Co.	3,000	54,480
		303,227
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	100	5,990
Mining – 0.5%
Alcoa, Inc.	400	2,936
Freeport-McMoRan Copper & Gold, Inc.	769	29,307
Newmont Mining Corp.	700	31,332
Titanium Metals Corp.	100	547
Vulcan Materials Co.	200	8,858
		72,980
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	300	7,005
Xerox Corp.	2,500	11,375
		18,380
Oil & Gas – 11.8%
Anadarko Petroleum Corp.	1,000	38,890
Apache Corp.	700	44,863
Cabot Oil & Gas Corp.	200	4,714
Chesapeake Energy Corp.	400	6,824
Chevron Corp.	4,721	317,440
ConocoPhillips	3,532	138,313
Denbury Resources, Inc. (a)	200	2,972
Devon Energy Corp.	600	26,814
Diamond Offshore Drilling, Inc.	100	6,286
ENSCO International, Inc.	600	15,840
EOG Resources, Inc.	200	10,952
Exxon Mobil Corp.	10,000	681,000
Hess Corp.	200	10,840
Marathon Oil Corp.	1,600	42,064
Murphy Oil Corp.	400	17,908
Nabors Industries Ltd. (a)	600	5,994
Noble Corp.	600	14,454
Noble Energy, Inc.	200	10,776
Occidental Petroleum Corp.	1,500	83,475
Pioneer Natural Resources Co.	200	3,294
Questar Corp.	300	8,829
Range Resources Corp.	100	4,116
Rowan Cos., Inc.	800	9,576
Southwestern Energy Co. (a)	400	11,876
Sunoco, Inc.	700	18,536
Tesoro Corp.	1,000	13,470
Valero Energy Corp.	1,400	25,060
XTO Energy, Inc.	200	6,124
		1,581,300
Oil & Gas Services – 0.9%
Baker Hughes, Inc.	450	12,848
BJ Services Co.	1,700	16,915
Cameron International Corp. (a)	300	6,579
Halliburton Co.	700	10,829
National Oilwell Varco, Inc. (a)	700	20,097
Schlumberger Ltd.	1,150	46,713
Smith International, Inc.	200	4,296
		118,277
Packaging & Containers – 0.5%
Ball Corp.	400	17,360
Bemis Co., Inc.	800	16,776
Owens-IIlinois, Inc. (a)	350	5,054
Pactiv Corp. (a)	1,100	16,049
Sealed Air Corp.	700	9,660
		64,899
Pharmaceuticals – 8.7%
Abbott Laboratories	3,300	157,410
Allergan, Inc.	300	14,328
AmerisourceBergen Corp.	600	19,596
Bristol-Myers Squibb Co.	4,500	98,640
Cardinal Health, Inc.	600	18,888
Cephalon, Inc. (a)	200	13,620
DENTSPLY International, Inc.	200	5,370
Eli Lilly & Co.	2,900	96,889
Express Scripts, Inc. (a)	600	27,702
Forest Laboratories, Inc. (a)	1,300	28,548
Gilead Sciences, Inc. (a)	1,150	53,268

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hospira, Inc. (a)	300	$9,258
King Pharmaceuticals, Inc. (a)	2,300	16,261
Medco Health Solutions, Inc. (a)	1,000	41,340
Merck & Co., Inc.	2,850	76,238
Mylan, Inc. (a)	1,300	17,433
Patterson Cos., Inc. (a)	100	1,886
Pfizer, Inc.	16,600	226,092
Schering-Plough Corp.	4,200	98,910
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	125	5,631
Watson Pharmaceuticals, Inc. (a)	707	21,995
Wyeth	2,700	116,208
		1,165,511
Pipelines – 0.2%
El Paso Corp.	1,300	8,125
Spectra Energy Corp.	800	11,312
The Williams Cos., Inc.	800	9,104
		28,541
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	400	1,612
Real Estate Investment Trusts (REITS) – 0.8%
Apartment Investment & Management Co. Class A	114	625
AvalonBay Communities, Inc.	103	4,847
Boston Properties, Inc.	200	7,006
Developers Diversified Realty Corp.	200	426
Equity Residential	600	11,010
HCP, Inc.	600	10,710
Health Care, Inc.	200	6,118
Host Hotels & Resorts, Inc.	1,000	3,920
Kimco Realty Corp.	950	7,239
ProLogis	3,592	23,348
Public Storage	200	11,050
Simon Property Group, Inc.	409	14,168
Ventas, Inc.	200	4,522
Vornado Realty Trust	203	6,747
		111,736
Retail – 6.6%
Abercrombie & Fitch Co. Class A	100	2,380
AutoNation, Inc. (a)	1,800	24,984
AutoZone, Inc. (a)	100	16,262
Bed Bath & Beyond, Inc. (a)	100	2,475
Best Buy Co., Inc.	350	13,286
Big Lots, Inc. (a)	400	8,312
Coach, Inc. (a)	200	3,340
Costco Wholesale Corp.	300	13,896
CVS Caremark Corp.	1,400	38,486
Darden Restaurants, Inc.	200	6,852
Family Dollar Stores, Inc.	700	23,359
GameStop Corp. Class A (a)	100	2,802
The Gap, Inc.	1,900	24,681
The Home Depot, Inc.	3,700	87,172
J.C. Penney Co., Inc.	400	8,028
Kohl's Corp. (a)	700	29,624
Limited Brands, Inc.	600	5,220
Lowe's Cos., Inc.	3,134	57,196
Macy's, Inc.	886	7,885
McDonald's Corp.	2,150	117,325
Nordstrom, Inc.	300	5,025
O'Reilly Automotive, Inc. (a)	100	3,501
Office Depot, Inc. (a)	500	655
Polo Ralph Lauren Corp.	400	16,900
RadioShack Corp.	300	2,571
Sears Holdings Corp. (a)	100	4,571
Staples, Inc.	600	10,866
Starbucks Corp. (a)	300	3,333
Target Corp.	900	30,951
Tiffany & Co.	200	4,312
The TJX Cos., Inc.	700	17,948
Wal-Mart Stores, Inc.	4,550	237,055
Walgreen Co.	1,300	33,748
Yum! Brands, Inc.	900	24,732
		889,733
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,200	14,028
People's United Financial, Inc.	800	14,376
		28,404
Semiconductors – 2.7%
Advanced Micro Devices, Inc. (a)	500	1,525
Altera Corp.	900	15,795
Analog Devices, Inc.	600	11,562
Applied Materials, Inc.	700	7,525
Broadcom Corp. Class A (a)	900	17,982
Intel Corp.	8,156	122,748
KLA-Tencor Corp.	300	6,000
Linear Technology Corp.	400	9,192
LSI Corp. (a)	3,000	9,120
MEMC Electronic Materials, Inc. (a)	300	4,947
Microchip Technology, Inc.	200	4,238
Micron Technology, Inc. (a)	400	1,624
National Semiconductor Corp.	2,950	30,296
Novellus Systems, Inc. (a)	1,000	16,630
Nvidia Corp. (a)	600	5,916
QLogic Corp. (a)	2,700	30,024
Teradyne, Inc. (a)	300	1,314
Texas Instruments, Inc.	2,900	47,879
Xilinx, Inc.	750	14,370
		358,687
Software – 4.1%
Adobe Systems, Inc. (a)	900	19,251
Autodesk, Inc. (a)	300	5,043
BMC Software, Inc. (a)	800	26,400
CA, Inc.	806	14,194
Citrix Systems, Inc. (a)	300	6,792
Compuware Corp. (a)	3,600	23,724
Dun & Bradstreet Corp.	210	16,170
Electronic Arts, Inc. (a)	100	1,819
Fidelity National Information Services, Inc.	1,000	18,200
Fiserv, Inc. (a)	400	14,584
IMS Health, Inc.	400	4,988
Intuit, Inc. (a)	500	13,500
Microsoft Corp.	10,950	201,151
Novell, Inc. (a)	1,400	5,964
Oracle Corp. (a)	9,831	177,646
Salesforce.com, Inc. (a)	200	6,546
		555,972
Telecommunications – 6.8%
American Tower Corp. Class A (a)	400	12,172

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	9,625	$242,550
CenturyTel, Inc.	1,100	30,932
Ciena Corp. (a)	100	778
Cisco Systems, Inc. (a)	11,950	200,401
Corning, Inc.	1,700	22,559
Embarq Corp.	774	29,296
Frontier Communications Corp.	2,600	18,668
Harris Corp.	400	11,576
JDS Uniphase Corp. (a)	400	1,300
Juniper Networks, Inc. (a)	1,100	16,566
Motorola, Inc.	4,200	17,766
Qualcomm, Inc.	1,900	73,929
Qwest Communications International, Inc.	3,200	10,944
Sprint Nextel Corp. (a)	5,900	21,063
Tellabs, Inc. (a)	4,300	19,694
Verizon Communications, Inc.	5,400	163,080
Windstream Corp.	2,500	20,150
		913,424
Textiles – 0.0%
Cintas Corp.	200	4,944
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	300	7,521
Mattel, Inc.	100	1,153
		8,674
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	300	18,045
C.H. Robinson Worldwide, Inc.	900	41,049
CSX Corp.	1,400	36,190
Expeditors International of Washington, Inc.	800	22,632
FedEx Corp.	700	31,143
Norfolk Southern Corp.	1,200	40,500
Ryder System, Inc.	300	8,493
Union Pacific Corp.	500	20,555
United Parcel Service, Inc. Class B	700	34,454
		253,061
TOTAL COMMON STOCK (Cost $16,892,751)		13,513,687
TOTAL EQUITIES (Cost $16,892,751)		13,513,687
TOTAL LONG-TERM INVESTMENTS (Cost $16,892,751)		13,513,687
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$37,414	37,414
TOTAL SHORT-TERM INVESTMENTS (Cost $37,414)		37,414
TOTAL INVESTMENTS – 100.7% (Cost $16,930,165) (c)		13,551,101
Other Assets/ (Liabilities) – (0.7)%		(96,644)
NET ASSETS – 100.0%		$13,454,457

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $37,414. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $39,984.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.3%
COMMON STOCK – 98.3%
Advertising – 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	3,680	$13,507
Gaiam, Inc. Class A (a)	1,150	3,772
Harte-Hanks, Inc.	5,360	28,676
inVentiv Health, Inc. (a)	6,230	50,837
Marchex, Inc. Class B	5,590	19,229
		116,021
Aerospace & Defense – 1.0%
AAR Corp. (a)	3,380	42,385
Aerovironment, Inc. (a)	230	4,807
Argon ST, Inc. (a)	2,520	47,804
BE Aerospace, Inc. (a)	15,870	137,593
Cubic Corp.	4,040	102,333
Ducommun, Inc.	5,470	79,534
Esterline Technologies Corp. (a)	8,760	176,865
GenCorp, Inc. (a)	7,710	16,345
Goodrich Corp.	990	37,511
Herley Industries, Inc. (a)	380	4,545
Kaman Corp.	660	8,276
Triumph Group, Inc.	4,350	166,170
		824,168
Agriculture – 0.2%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	100	113
Bunge Ltd.	300	16,995
Tejon Ranch Co. (a)	110	2,274
The Andersons, Inc.	1,070	15,130
Universal Corp.	4,850	145,112
		179,624
Airlines – 0.5%
Continental Airlines, Inc. Class B (a)	3,640	32,068
Hawaiian Holdings, Inc. (a)	13,580	50,653
Republic Airways Holdings, Inc. (a)	11,020	71,410
SkyWest, Inc.	11,910	148,161
Southwest Airlines Co.	1,420	8,989
US Airways Group, Inc. (a)	24,010	60,745
		372,026
Apparel – 1.2%
American Apparel, Inc. (a)	1,690	4,935
Carter's, Inc. (a)	3,320	62,449
Crocs, Inc. (a)	5,100	6,069
Iconix Brand Group, Inc. (a)	700	6,195
K-Swiss, Inc. Class A	1,700	14,518
Maidenform Brands, Inc. (a)	3,890	35,632
Oxford Industries, Inc.	3,340	20,608
Perry Ellis International, Inc. (a)	4,290	14,843
Quiksilver, Inc. (a)	42,070	53,850
Skechers U.S.A., Inc. Class A (a)	11,770	78,506
Steven Madden Ltd. (a)	3,970	74,557
Timberland Co. Class A (a)	13,890	165,847
True Religion Apparel, Inc. (a)	1,440	17,006
Unifi, Inc. (a)	8,770	5,613
Volcom, Inc. (a)	1,610	15,617
The Warnaco Group, Inc. (a)	12,200	292,800
Wolverine World Wide, Inc.	9,092	141,653
		1,010,698
Auto Manufacturers – 0.3%
Force Protection, Inc. (a)	3,580	17,184
Navistar International Corp. (a)	1,560	52,198
Oshkosh Corp.	26,370	177,734
Wabash National Corp.	5,410	6,654
		253,770
Automotive & Parts – 1.1%
American Axle & Manufacturing Holdings, Inc.	13,740	18,137
Amerigon, Inc. (a)	300	1,110
ArvinMeritor, Inc.	21,190	16,740
ATC Technology Corp. (a)	3,979	44,565
Autoliv, Inc.	9,300	172,701
Commercial Vehicle Group, Inc. (a)	380	209
Cooper Tire & Rubber Co.	22,500	90,900
Exide Technologies (a)	10,230	30,690
Federal Mogul Corp. Class A (a)	200	1,336
Fuel Systems Solutions, Inc. (a)	2,719	36,652
The Goodyear Tire & Rubber Co. (a)	9,380	58,719
Lear Corp. (a)	21,183	15,887
Modine Manufacturing Co.	3,250	8,125
Superior Industries International, Inc.	3,470	41,120
Tenneco, Inc. (a)	18,859	30,740
Titan International, Inc.	16,490	82,945
TRW Automotive Holdings Corp. (a)	25,070	80,725
WABCO Holdings, Inc.	11,730	144,396
		875,697
Banks – 2.7%
1st Source Corp.	260	4,693
Amcore Financial, Inc.	800	1,280
BancFirst Corp.	500	18,200
Banco Latinoamericano de Exportaciones SA Class E	690	6,465
Bank Mutual Corp.	4,870	44,122
Boston Private Financial Holdings, Inc.	4,660	16,357
Capital One Financial Corp.	720	8,813
Capitol Bancorp Ltd.	390	1,619
Cascade Bancorp	950	1,549
Cathay General Bancorp	4,090	42,659
Centennial Bank Holdings, Inc. (a)	1,540	2,695
Central Pacific Financial Corp.	8,250	46,200
Chemical Financial Corp.	1,640	34,128
Citizens Republic Bancorp, Inc. (a)	6,590	10,215
City Bank	520	1,716
City Holding Co.	3,293	89,866
CoBiz Financial, Inc.	1,360	7,140
The Colonial BancGroup, Inc.	17,770	15,993

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Columbia Banking System, Inc.	1,680	$10,752
Community Bank System, Inc.	5,460	91,455
Community Trust Bancorp, Inc.	2,150	57,512
East West Bancorp, Inc.	12,030	54,977
Encore Bancshares, Inc. (a)	700	6,209
First Community Bancshares, Inc.	910	10,620
First Financial Bancorp	2,190	20,871
First Horizon National Corp.	4,550	48,867
First Merchants Corp.	3,010	32,478
First Midwest Bancorp, Inc.	5,840	50,166
FirstMerit Corp.	1,510	27,482
Frontier Financial Corp.	8,260	9,086
Green Bankshares, Inc.	1,136	9,997
Hancock Holding Co.	270	8,446
Hanmi Financial Corp.	2,220	2,886
Huntington Bancshares, Inc.	6,920	11,487
IBERIABANK Corp.	310	14,241
Independent Bank Corp.	560	8,260
International Bancshares Corp.	3,960	30,888
MainSource Financial Group, Inc.	1,320	10,613
MB Financial, Inc.	1,140	15,504
National Penn Bancshares, Inc.	12,540	104,082
NBT Bancorp, Inc.	1,680	36,355
Old National Bancorp	4,820	53,839
Old Second Bancorp, Inc.	90	572
Oriental Financial Group, Inc.	4,300	20,984
Pacific Capital Bancorp	14,120	95,592
PacWest Bancorp	5,860	83,974
Park National Corp.	50	2,788
Popular, Inc.	24,900	54,282
Porter Bancorp, Inc.	220	2,508
Prosperity Bancshares, Inc.	10	274
Provident Bankshares Corp.	11,010	77,620
Regions Financial Corp.	8,950	38,127
Renasant Corp.	1,080	13,565
Republic Bancorp, Inc. Class A	1,220	22,777
Sandy Spring Bancorp, Inc.	1,280	14,285
Santander BanCorp	1,160	9,141
Simmons First National Corp. Class A	1,450	36,525
The South Financial Group, Inc.	11,340	12,474
Southside Bancshares, Inc.	1,270	24,003
Sterling Bancorp	5,350	52,965
Sterling Financial Corp.	5,590	11,571
Susquehanna Bancshares, Inc.	10,780	100,577
Tompkins Financial Corp.	1,360	58,480
TowneBank	1,140	18,616
Trustco Bank Corp. NY	860	5,177
UCBH Holdings, Inc.	13,230	19,977
UMB Financial Corp.	350	14,871
Umpqua Holdings Corp.	1,640	14,858
United Bankshares, Inc.	1,140	19,654
United Community Banks	5,962	24,800
Webster Financial Corp.	11,900	50,575
WesBanco, Inc.	2,420	55,249
West Coast Bancorp	510	1,132
Westamerica Bancorp	500	22,780
Western Alliance Bancorp (a)	2,720	12,403
Whitney Holding Corp.	5,170	59,196
Wintrust Financial Corp.	3,620	44,526
Zions Bancorp	2,390	23,494
		2,201,175
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	1,000	20,860
Central European Distribution Corp. (a)	2,330	25,071
Coca-Cola Bottling Co. Consolidated	10	520
Hansen Natural Corp. (a)	230	8,280
		54,731
Biotechnology – 1.3%
Acorda Therapeutics, Inc. (a)	2,240	44,374
Alexion Pharmaceuticals, Inc. (a)	2,260	85,112
AMAG Pharmaceuticals, Inc. (a)	200	7,354
American Oriental Bioengineering, Inc. (a)	13,070	50,450
Anadys Pharmaceuticals, Inc. (a)	1,000	6,790
Arqule, Inc. (a)	800	3,312
Avant Immunotherapeutics, Inc. (a)	1,500	9,765
Bio-Rad Laboratories, Inc. Class A (a)	490	32,291
BioMimetic Therapeutics, Inc. (a)	650	4,615
Charles River Laboratories International, Inc. (a)	290	7,891
CryoLife, Inc. (a)	8,540	44,237
Dendreon Corp. (a)	2,840	11,928
Enzo Biochem, Inc. (a)	380	1,528
Enzon Pharmaceuticals, Inc. (a)	10,310	62,582
Facet Biotech Corp. (a)	3,604	34,238
Geron Corp. (a)	7,900	35,313
GTx, Inc. (a)	1,920	20,314
Human Genome Sciences, Inc. (a)	19,180	15,919
Immunogen, Inc. (a)	600	4,260
Incyte Corp. (a)	9,400	21,996
InterMune, Inc. (a)	1,250	20,550
Ligand Pharmaceuticals, Inc. Class B (a)	3,490	10,400
Martek Biosciences Corp.	4,840	88,330
Momenta Pharmaceuticals, Inc. (a)	6,760	74,428
Myriad Genetics, Inc. (a)	3,280	149,141
NPS Pharmaceuticals, Inc. (a)	1,790	7,518
PDL BioPharma, Inc.	15,770	111,652
RTI Biologics, Inc. (a)	490	1,396
RXi Pharmaceuticals Corp. (a)	348	1,771
Sangamo Biosciences, Inc. (a)	750	3,172
Sequenom, Inc. (a)	2,590	36,830
Zymogenetics, Inc. (a)	3,330	13,287
		1,022,744

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials – 1.2%
Aaon, Inc.	4,020	$72,842
Apogee Enterprises, Inc.	9,310	102,224
Armstrong World Industries, Inc. (a)	8,060	88,741
Comfort Systems USA, Inc.	13,544	140,451
Drew Industries, Inc. (a)	6,020	52,254
Gibraltar Industries, Inc.	12,500	59,000
Interline Brands, Inc. (a)	1,040	8,767
Lennox International, Inc.	870	23,020
Louisiana-Pacific Corp.	13,830	30,841
LSI Industries, Inc.	1,970	10,185
NCI Building Systems, Inc. (a)	7,760	17,227
Owens Corning, Inc. (a)	3,280	29,651
Quanex Building Products Corp.	12,788	97,189
Texas Industries, Inc.	660	16,500
Trex Co., Inc. (a)	5,190	39,600
Universal Forest Products, Inc.	5,390	143,428
USG Corp. (a)	1,600	12,176
		944,096
Chemicals – 2.3%
A. Schulman, Inc.	5,520	74,796
Arch Chemicals, Inc.	50	948
Ashland, Inc.	21,228	219,285
Balchem Corp.	1,140	28,648
Cabot Corp.	3,520	36,995
Celanese Corp. Class A	690	9,225
CF Industries Holdings, Inc.	670	47,657
Cytec Industries, Inc.	4,650	69,843
Eastman Chemical Co.	700	18,760
Ferro Corp.	11,910	17,031
H.B. Fuller Co.	8,040	104,520
ICO, Inc. (a)	3,340	6,881
Innophos Holdings, Inc.	5,300	59,784
Innospec, Inc.	5,000	18,850
Landec Corp. (a)	3,210	17,880
Minerals Technologies, Inc.	2,390	76,600
NewMarket Corp.	3,040	134,672
Nova Chemicals Corp.	18,680	107,597
Olin Corp.	11,660	166,388
OM Group, Inc. (a)	7,466	144,243
Penford Corp.	160	581
PolyOne Corp. (a)	22,958	53,033
Quaker Chemical Corp.	2,380	18,897
Rockwood Holdings, Inc. (a)	8,630	68,522
ShengdaTech, Inc. (a)	70	217
Spartech Corp.	6,010	14,785
Stepan Co.	1,460	39,858
Symyx Technologies (a)	1,100	4,895
Terra Industries, Inc.	4,770	133,989
Valhi, Inc.	410	3,846
The Valspar Corp.	3,290	65,701
W.R. Grace & Co. (a)	270	1,706
Zep, Inc.	6,044	61,830
Zoltek Cos., Inc. (a)	5,570	37,932
		1,866,395
Coal – 0.3%
Alpha Natural Resources, Inc. (a)	1,550	27,512
Foundation Coal Holdings, Inc.	7,670	110,064
International Coal Group, Inc. (a)	4,410	7,100
Massey Energy Co.	5,180	52,422
Walter Industries, Inc.	1,440	32,933
Westmoreland Coal Co. (a)	410	2,940
		232,971
Commercial Services – 6.4%
Aaron Rents, Inc.	100	2,666
Administaff, Inc.	3,889	82,175
Advance America Cash Advance Centers, Inc.	430	727
The Advisory Board Co. (a)	690	11,440
Albany Molecular Research, Inc. (a)	6,030	56,863
AMN Healthcare Services, Inc. (a)	5,700	29,070
Arbitron, Inc.	1,240	18,612
Avis Budget Group, Inc. (a)	26,960	24,534
Bowne & Co., Inc.	5,819	18,679
Career Education Corp. (a)	4,860	116,446
CBIZ, Inc. (a)	12,700	88,519
CDI Corp.	8,820	85,730
Cenveo, Inc. (a)	8,520	27,690
Chemed Corp.	1,300	50,570
Consolidated Graphics, Inc. (a)	6,510	82,807
Convergys Corp. (a)	37,923	306,418
Cornell Cos., Inc. (a)	3,520	57,622
The Corporate Executive Board Co.	1,730	25,085
Corvel Corp. (a)	860	17,389
CoStar Group, Inc. (a)	2,580	78,045
CRA International, Inc. (a)	3,350	63,248
Cross Country Healthcare, Inc. (a)	3,310	21,681
Deluxe Corp.	19,370	186,533
Dollar Financial Corp. (a)	2,440	23,229
Donnelley (R.R.) & Sons Co.	6,050	44,347
DynCorp International, Inc. (a)	5,410	72,115
Equifax, Inc.	1,140	27,873
Euronet Worldwide, Inc. (a)	1,650	21,549
Exlservice Holdings, Inc. (a)	1,950	16,809
Exponent, Inc. (a)	5,550	140,581
First Advantage Corp. Class A (a)	2,400	33,072
Forrester Research, Inc. (a)	2,160	44,410
Gartner, Inc. (a)	7,902	87,001
Global Cash Access Holdings, Inc. (a)	9,510	36,328
H&E Equipment Services, Inc. (a)	4,870	31,899
The Hackett Group, Inc. (a)	450	909
Healthspring, Inc. (a)	11,060	92,572
Heartland Payment Systems, Inc.	5,560	36,752
Heidrick & Struggles International, Inc.	3,760	66,702
Hertz Global Holdings, Inc. (a)	20,190	79,347
Hewitt Associates, Inc. Class A (a)	1,170	34,819
Hill International, Inc. (a)	6,400	19,456
Hillenbrand, Inc.	1,030	16,490
HMS Holdings Corp. (a)	1,350	44,415
Hudson Highland Group, Inc. (a)	3,310	3,674
ICF International, Inc. (a)	2,370	54,439
Integrated Electrical Services, Inc. (a)	2,230	20,338

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kelly Services, Inc. Class A	7,220	$58,121
Kendle International, Inc. (a)	670	14,043
Kenexa Corp. (a)	3,510	18,919
Kforce, Inc. (a)	4,360	30,651
Korn/Ferry International (a)	15,499	140,421
Landauer, Inc.	2,070	104,908
Learning Tree International, Inc. (a)	10	85
Live Nation, Inc. (a)	9,660	25,792
Manpower, Inc.	1,782	56,186
McGrath Rentcorp	1,450	22,852
Monro Muffler Brake, Inc.	580	15,851
Monster Worldwide, Inc. (a)	13,770	112,226
MPS Group, Inc. (a)	36,586	217,687
Net 1 UEPS Technologies, Inc. (a)	13,790	209,746
On Assignment, Inc. (a)	5,340	14,471
PAREXEL International Corp. (a)	11,038	107,400
Pharmaceutical Product Development, Inc.	500	11,860
PHH Corp. (a)	15,634	219,658
Pre-Paid Legal Services, Inc. (a)	470	13,644
PRG-Schultz International, Inc. (a)	160	454
The Providence Service Corp. (a)	460	3,165
Rent-A-Center, Inc. (a)	13,640	264,207
Resources Connection, Inc. (a)	12,570	189,556
Robert Half International, Inc.	470	8,380
Service Corp. International	7,460	26,035
Spherion Corp. (a)	7,089	14,745
Standard Parking Corp. (a)	750	12,300
Steiner Leisure Ltd. (a)	3,491	85,215
Stewart Enterprises, Inc. Class A	14,650	47,466
Team, Inc. (a)	3,170	37,152
TeleTech Holdings, Inc. (a)	15,900	173,151
Ticketmaster (a)	6,088	22,465
Total System Services, Inc.	1,710	23,615
Tree.com, Inc. (a)	141	651
TrueBlue, Inc. (a)	17,850	147,262
United Rentals, Inc. (a)	23,391	98,476
Universal Technical Institute, Inc. (a)	1,060	12,720
Valassis Communications, Inc. (a)	1,090	1,711
Viad Corp.	7,125	100,605
VistaPrint Ltd. (a)	3,230	88,793
Volt Information Sciences, Inc. (a)	1,200	7,980
Wright Express Corp. (a)	190	3,462
		5,265,762
Computers – 2.8%
3D Systems Corp. (a)	70	461
3PAR, Inc. (a)	3,140	20,630
Agilysys, Inc.	570	2,451
Brocade Communications Systems, Inc. (a)	57,530	198,478
Cadence Design Systems, Inc. (a)	31,260	131,292
Ciber, Inc. (a)	25,786	70,396
Cognizant Technology Solutions Corp. Class A (a)	390	8,108
Computer Sciences Corp. (a)	650	23,946
COMSYS IT Partners, Inc. (a)	1,010	2,232
Comtech Group, Inc. (a)	1,270	8,484
Echelon Corp. (a)	1,000	8,090
Electronics for Imaging, Inc. (a)	10,990	107,702
Furmanite Corp. (a)	1,180	3,670
Hutchinson Technology, Inc. (a)	1,200	3,120
iGate Corp.	4,780	15,487
Imation Corp.	6,380	48,807
Integral Systems, Inc. (a)	5,750	49,450
Jack Henry & Associates, Inc.	970	15,830
Lexmark International, Inc. Class A (a)	1,930	32,559
Manhattan Associates, Inc. (a)	6,770	117,256
Mastech Holdings, Inc. (a)	60	122
Maxwell Technologies, Inc. (a)	690	4,796
Mentor Graphics Corp. (a)	17,580	78,055
MICROS Systems, Inc. (a)	5,330	99,937
MTS Systems Corp.	2,882	65,565
NCI, Inc. Class A (a)	600	15,600
NCR Corp. (a)	3,010	23,930
Ness Technologies, Inc. (a)	2,950	8,703
Netezza Corp. (a)	6,540	44,472
Netscout Systems, Inc. (a)	3,730	26,707
Perot Systems Corp. Class A (a)	13,060	168,213
Rackable Systems, Inc. (a)	1,380	5,603
Radiant Systems, Inc. (a)	4,800	21,168
RadiSys Corp. (a)	510	3,091
Seagate Technology	14,780	88,828
Silicon Storage Technology, Inc. (a)	8,900	14,685
STEC, Inc. (a)	14,180	104,507
Sun Microsystems, Inc. (a)	11,320	82,862
SYKES Enterprises, Inc. (a)	3,013	50,106
Synaptics, Inc. (a)	8,420	225,319
Synopsys, Inc. (a)	930	19,279
Syntel, Inc.	1,290	26,548
Teradata Corp. (a)	1,510	24,492
Unisys Corp. (a)	42,670	22,615
Western Digital Corp. (a)	9,890	191,273
Xyratex Ltd. (a)	1,600	3,520
		2,288,445
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	8,160	33,456
Elizabeth Arden, Inc. (a)	3,960	23,087
Inter Parfums, Inc.	4,285	24,981
		81,524
Distribution & Wholesale – 1.3%
Beacon Roofing Supply, Inc. (a)	8,054	107,843
BlueLinx Holdings, Inc. (a)	380	992
Brightpoint, Inc. (a)	11,570	49,520

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chindex International, Inc. (a)	605	$3,007
Core-Mark Holding Co., Inc. (a)	730	13,301
Fossil, Inc. (a)	2,120	33,284
Houston Wire & Cable Co.	5,380	41,695
Ingram Micro, Inc. Class A (a)	3,810	48,158
MWI Veterinary Supply, Inc. (a)	440	12,531
ScanSource, Inc. (a)	5,150	95,687
Tech Data Corp. (a)	10,790	235,006
United Stationers, Inc. (a)	3,039	85,335
Watsco, Inc.	840	28,585
WESCO International, Inc. (a)	14,910	270,169
		1,025,113
Diversified Financial – 2.2%
Advanta Corp. Class B	5,281	3,485
Affiliated Managers Group, Inc. (a)	740	30,865
AmeriCredit Corp. (a)	21,470	125,814
Ameriprise Financial, Inc.	1,980	40,570
Asset Acceptance Capital Corp. (a)	3,180	16,886
BGC Partners, Inc. Class A	640	1,414
CIT Group, Inc.	36,820	104,937
Cohen & Steers, Inc.	3,000	33,480
Discover Financial Services	6,290	39,690
E*Trade Financial Corp. (a)	51,070	65,370
Eaton Vance Corp.	900	20,565
Encore Capital Group, Inc. (a)	650	2,945
Evercore Partners, Inc. Class A	370	5,717
Financial Federal Corp.	4,780	101,240
The First Marblehead Corp. (a)	4,900	6,321
GAMCO Investors, Inc. Class A	1,210	39,506
GFI Group, Inc.	4,690	15,055
Interactive Brokers Group, Inc. (a)	4,770	76,940
Invesco Ltd.	640	8,870
Investment Technology Group, Inc. (a)	2,720	69,414
Janus Capital Group, Inc.	9,870	65,635
KBW, Inc. (a)	1,340	27,269
Knight Capital Group, Inc. Class A (a)	5,970	87,998
LaBranche & Co., Inc. (a)	19,520	73,005
MarketAxess Holdings, Inc. (a)	2,450	18,718
MF Global Ltd. (a)	3,300	13,959
National Financial Partners Corp.	2,470	7,904
Nelnet, Inc. Class A (a)	2,610	23,072
NewStar Financial, Inc. (a)	430	998
Ocwen Financial Corp. (a)	10,330	118,072
Penson Worldwide, Inc. (a)	3,470	22,312
Piper Jaffray Cos. (a)	1,440	37,138
Sanders Morris Harris Group, Inc.	690	2,691
Stifel Financial Corp. (a)	2,810	121,701
Student Loan Corp.	450	19,548
SWS Group, Inc.	8,839	137,270
Teton Advisors, Inc. (b)	18	41
Thomas Weisel Partners Group, Inc. (a)	570	2,041
TradeStation Group, Inc. (a)	1,040	6,864
US Global Investors, Inc. Class A	180	877
Virtus Investment Partners, Inc. (a)	629	4,095
Waddell & Reed Financial, Inc. Class A	5,840	105,529
World Acceptance Corp. (a)	6,490	110,979
		1,816,800
Electric – 0.3%
Avista Corp.	4,210	58,014
CH Energy Group, Inc.	1,530	71,757
DTE Energy Co.	290	8,033
EnerNOC, Inc. (a)	380	5,525
Pike Electric Corp. (a)	5,430	50,228
PNM Resources, Inc.	2,600	21,476
Reliant Energy, Inc. (a)	3,670	11,707
		226,740
Electrical Components & Equipment – 1.3%
Advanced Battery Technologies, Inc. (a)	770	1,648
Advanced Energy Industries, Inc. (a)	12,926	97,333
Belden, Inc.	15,653	195,819
C&D Technologies, Inc. (a)	2,040	3,774
Encore Wire Corp.	6,160	132,009
EnerSys (a)	5,030	60,964
Fushi Copperweld, Inc. (a)	240	1,152
Graftech International Ltd. (a)	35,480	218,557
Graham Corp.	1,730	15,518
Hubbell, Inc. Class B	620	16,715
Insteel Industries, Inc.	8,090	56,306
Littelfuse, Inc. (a)	4,945	54,346
Molex, Inc.	3,230	44,380
Powell Industries, Inc. (a)	3,250	114,757
Universal Display Corp. (a)	70	642
Valence Technology, Inc. (a)	7,280	15,506
Vicor Corp.	2,303	11,262
		1,040,688
Electronics – 3.1%
Agilent Technologies, Inc. (a)	4,420	67,935
Amphenol Corp. Class A	1,410	40,171
Analogic Corp.	4,650	148,893
Arrow Electronics, Inc. (a)	7,850	149,621
Avnet, Inc. (a)	870	15,234
AVX Corp.	750	6,810
Axsys Technologies, Inc. (a)	30	1,261
Badger Meter, Inc.	4,650	134,338
Bel Fuse, Inc. Class A	800	9,944
Benchmark Electronics, Inc. (a)	22,980	257,376
Brady Corp. Class A	2,910	51,303
Checkpoint Systems, Inc. (a)	520	4,664
China Security & Surveillance Technology, Inc. (a)	3,020	11,597
Cogent, Inc. (a)	1,340	15,946
Coherent, Inc. (a)	5,160	89,010
CTS Corp.	10,642	38,418
Cymer, Inc. (a)	730	16,250

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daktronics, Inc.	4,960	$32,488
Dionex Corp. (a)	1,130	53,392
Dolby Laboratories, Inc. Class A (a)	240	8,186
Electro Scientific Industries, Inc. (a)	4,000	23,680
Faro Technologies, Inc. (a)	450	6,048
FEI Co. (a)	1,060	16,356
Garmin Ltd.	400	8,484
Gentex Corp.	1,180	11,753
Itron, Inc. (a)	400	18,940
Jabil Circuit, Inc.	24,590	136,720
L-1 Identity Solutions, Inc. (a)	1,860	9,505
Measurement Specialties, Inc. (a)	30	123
Methode Electronics, Inc.	13,040	46,683
Multi-Fineline Electronix, Inc. (a)	7,460	125,626
Nam Tai Electronics, Inc.	2,260	8,407
National Instruments Corp.	820	15,293
Newport Corp. (a)	4,230	18,697
OSI Systems, Inc. (a)	3,730	56,920
Park Electrochemical Corp.	3,500	60,480
Plexus Corp. (a)	7,500	103,650
Rofin-Sinar Technologies, Inc. (a)	10,014	161,426
Rogers Corp. (a)	1,370	25,866
Sanmina-SCI Corp. (a)	57,750	17,614
Stoneridge, Inc. (a)	5,380	11,352
Taser International, Inc. (a)	4,740	22,183
Technitrol, Inc.	8,080	13,817
Thomas & Betts Corp. (a)	1,120	28,022
Trimble Navigation Ltd. (a)	1,390	21,239
TTM Technologies, Inc. (a)	19,210	111,418
Tyco Electronics Ltd.	770	8,501
Varian, Inc. (a)	2,090	49,617
Vishay Intertechnology, Inc. (a)	49,040	170,659
Watts Water Technologies, Inc. Class A	840	16,430
Woodward Governor Co.	1,814	20,281
Zygo Corp. (a)	180	826
		2,499,453
Energy — Alternate Sources – 0.1%
Canadian Hydro Developers, Inc. (a)	6,400	12,135
Clean Energy Fuels Corp. (a)	1,350	8,222
FuelCell Energy, Inc. (a)	3,160	7,584
Headwaters, Inc. (a)	14,660	46,032
Plug Power, Inc. (a)	480	418
		74,391
Engineering & Construction – 1.2%
Chicago Bridge & Iron Co. NV	12,500	78,375
Dycom Industries, Inc. (a)	18,410	106,594
Emcor Group, Inc. (a)	15,494	266,032
ENGlobal Corp. (a)	4,640	21,066
Fluor Corp.	1,050	36,277
Granite Construction, Inc.	1,930	72,336
Insituform Technologies, Inc. Class A (a)	4,170	65,219
Layne Christensen Co. (a)	2,650	42,585
Michael Baker Corp. (a)	2,860	74,360
Orion Marine Group, Inc. (a)	960	12,576
Perini Corp. (a)	14,020	172,446
The Shaw Group, Inc. (a)	1,480	40,567
		988,433
Entertainment – 0.6%
Ascent Media Corp. Series A (a)	460	11,500
Bally Technologies, Inc. (a)	3,710	68,338
Churchill Downs, Inc.	480	14,429
Dover Downs Gaming & Entertainment, Inc.	250	767
International Game Technology	1,930	17,795
International Speedway Corp. Class A	2,800	61,768
Isle of Capri Casinos, Inc. (a)	2,010	10,633
National CineMedia, Inc.	5,280	69,590
Pinnacle Entertainment, Inc. (a)	8,720	61,389
Shuffle Master, Inc. (a)	4,510	12,944
Speedway Motorsports, Inc.	4,990	58,982
Steinway Musical Instruments, Inc. (a)	1,470	17,596
Vail Resorts, Inc. (a)	4,230	86,419
Warner Music Group Corp. (a)	11,400	26,790
		518,940
Environmental Controls – 0.3%
American Ecology Corp.	5,760	80,294
Casella Waste Systems, Inc. Class A (a)	1,170	2,001
Darling International, Inc. (a)	30,700	113,897
Energy Recovery, Inc. (a)	350	2,660
EnergySolutions, Inc.	6,180	53,457
Fuel Tech, Inc. (a)	300	3,138
Met-Pro Corp.	330	2,689
Metalico, Inc. (a)	4,240	7,208
Rentech, Inc. (a)	1,320	726
Waste Services, Inc. (a)	1,620	6,934
		273,004
Foods – 0.8%
Arden Group, Inc. Class A	150	17,526
Chiquita Brands International, Inc. (a)	12,050	79,892
ConAgra Foods, Inc.	530	8,941
Del Monte Foods Co.	4,950	36,086
Diamond Foods, Inc.	2,280	63,680
Fresh Del Monte Produce, Inc. (a)	2,080	34,154
Great Atlantic & Pacific Tea Co. (a)	2,150	11,417
Ingles Markets, Inc. Class A	1,226	18,304
J&J Snack Foods Corp.	480	16,603
Lancaster Colony Corp.	250	10,370
M&F Worldwide Corp. (a)	830	9,719
Nash Finch Co.	2,580	72,472
Ralcorp Holdings, Inc. (a)	780	42,026
Ruddick Corp.	100	2,245
Smithfield Foods, Inc. (a)	2,500	23,650

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spartan Stores, Inc.	1,970	$30,358
SuperValu, Inc.	2,230	31,844
Weis Markets, Inc.	100	3,104
Whole Foods Market, Inc.	6,330	106,344
Winn-Dixie Stores, Inc. (a)	1,730	16,539
		635,274
Forest Products & Paper – 0.7%
Buckeye Technologies, Inc. (a)	6,910	14,718
Clearwater Paper Corp. (a)	562	4,513
Deltic Timber Corp.	230	9,064
Domtar Corp. (a)	35,180	33,421
Glatfelter	8,080	50,419
MeadWestvaco Corp.	1,200	14,388
Mercer International, Inc. (a)	1,320	871
Neenah Paper, Inc.	1,450	5,263
Potlatch Corp.	2,230	51,714
Rock-Tenn Co. Class A	1,116	30,188
Schweitzer-Mauduit International, Inc.	1,710	31,567
Temple-Inland, Inc.	43,500	233,595
Verso Paper Corp.	440	282
Wausau Paper Corp.	11,400	59,964
Weyerhaeuser Co.	300	8,271
Xerium Technologies, Inc. (a)	4,840	3,243
		551,481
Gas – 0.0%
The Laclede Group, Inc.	460	17,931
Northwest Natural Gas Co.	170	7,381
		25,312
Hand & Machine Tools – 0.5%
Baldor Electric Co.	13,430	194,601
K-Tron International, Inc. (a)	200	12,134
Kennametal, Inc.	10,090	163,559
Lincoln Electric Holdings, Inc.	1,470	46,584
Thermadyne Holdings Corp. (a)	700	1,484
		418,362
Health Care — Products – 1.8%
Abaxis, Inc. (a)	1,590	27,412
American Medical Systems Holdings, Inc. (a)	1,200	13,380
AngioDynamics, Inc. (a)	1,910	21,468
Bruker Corp. (a)	2,280	14,045
Cardiac Science Corp. (a)	190	572
Cepheid, Inc. (a)	2,000	13,800
CONMED Corp. (a)	3,700	53,317
Cyberonics, Inc. (a)	5,990	79,487
ev3, Inc. (a)	600	4,260
Exactech, Inc. (a)	1,680	19,303
Haemonetics Corp. (a)	230	12,668
Hanger Orthopedic Group, Inc. (a)	6,390	84,667
Hillenbrand Industries, Inc.	4,020	39,758
Immucor, Inc. (a)	330	8,300
Invacare Corp.	300	4,809
Inverness Medical Innovations, Inc. (a)	1,010	26,896
IRIS International, Inc. (a)	1,050	12,107
Kensey Nash Corp. (a)	4,170	88,696
Kinetic Concepts, Inc. (a)	2,030	42,874
Luminex Corp. (a)	3,830	69,400
Masimo Corp. (a)	300	8,694
Merit Medical Systems, Inc. (a)	5,660	69,109
Natus Medical, Inc. (a)	5,640	47,996
Orthofix International NV (a)	2,220	41,114
Palomar Medical Technologies, Inc. (a)	1,390	10,091
Quidel Corp. (a)	5,470	50,433
Somanetics Corp. (a)	3,570	54,193
SonoSite, Inc. (a)	2,260	40,409
Spectranetics Corp. (a)	190	481
Stereotaxis, Inc. (a)	600	2,394
Steris Corp.	8,940	208,123
Symmetry Medical, Inc. (a)	1,360	8,582
Synovis Life Technologies, Inc. (a)	2,400	33,216
Techne Corp.	150	8,207
The Cooper Cos., Inc.	660	17,450
Thoratec Corp. (a)	1,510	38,792
Varian Medical Systems, Inc. (a)	250	7,610
Vnus Medical Technologies, Inc. (a)	2,420	51,473
Volcano Corp. (a)	850	12,367
Zimmer Holdings, Inc. (a)	470	17,155
Zoll Medical Corp. (a)	4,950	71,082
		1,436,190
Health Care — Services – 2.4%
Alliance HealthCare Services, Inc. (a)	5,450	37,060
Almost Family, Inc. (a)	660	12,599
AMERIGROUP Corp. (a)	7,510	206,826
Brookdale Senior Living, Inc.	9,190	46,410
Centene Corp. (a)	11,830	213,177
CIGNA Corp.	2,950	51,891
Community Health Systems, Inc. (a)	2,310	35,435
Coventry Health Care, Inc. (a)	2,430	31,444
The Ensign Group, Inc.	130	2,010
Gentiva Health Services, Inc. (a)	3,280	49,856
Health Management Associates, Inc. Class A (a)	22,620	58,360
Health Net, Inc. (a)	7,140	103,387
Healthsouth Corp. (a)	500	4,440
Healthways, Inc. (a)	6,470	56,742
Humana, Inc. (a)	330	8,606
Kindred Healthcare, Inc. (a)	11,280	168,636
LHC Group, Inc. (a)	1,200	26,736
Life Sciences Research, Inc. (a)	910	6,525
LifePoint Hospitals, Inc. (a)	10,800	225,288
Lincare Holdings, Inc. (a)	4,860	105,948
Medcath Corp. (a)	2,300	16,721
Mednax, Inc. (a)	3,670	108,155
Molina Healthcare, Inc. (a)	4,718	89,736
Odyssey Healthcare, Inc. (a)	2,920	28,324
RehabCare Group, Inc. (a)	5,760	100,454
Res-Care, Inc. (a)	3,400	49,504
Skilled Healthcare Group, Inc. Class A (a)	1,140	9,359
Sun Healthcare Group, Inc. (a)	1,210	10,212
Universal Health Services, Inc. Class B	230	8,818

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellCare Health Plans, Inc. (a)	11,008	$123,840
		1,996,499
Home Builders – 1.0%
Amrep Corp. (a)	240	3,768
Beazer Homes USA, Inc. (a)	8,150	8,232
Brookfield Homes Corp.	460	1,587
Cavco Industries, Inc. (a)	520	12,272
Centex Corp.	6,800	51,000
Champion Enterprises, Inc. (a)	16,250	7,800
Hovnanian Enterprises, Inc. Class A (a)	23,840	37,190
KB Home	5,000	65,900
Lennar Corp. Class A	20,520	154,105
M/I Homes, Inc.	4,120	28,799
Meritage Home Corp. (a)	7,470	85,308
Palm Harbor Homes, Inc. (a)	910	2,029
The Ryland Group, Inc.	7,530	125,450
Standard Pacific Corp. (a)	4,230	3,722
Thor Industries, Inc.	12,560	196,187
Winnebago Industries, Inc.	4,930	26,178
		809,527
Home Furnishing – 0.6%
American Woodmark Corp.	1,530	26,867
DTS, Inc. (a)	4,450	107,067
Ethan Allen Interiors, Inc.	2,980	33,555
Furniture Brands International, Inc.	11,230	16,508
Harman International Industries, Inc.	10,310	139,494
Hooker Furniture Corp.	2,200	18,568
Kimball International, Inc. Class B	3,403	22,324
La-Z-Boy, Inc.	14,290	17,862
Sealy Corp. (a)	9,230	13,753
Tempur-Pedic International, Inc.	5,680	41,464
Whirlpool Corp.	720	21,305
		458,767
Household Products – 0.9%
ACCO Brands Corp. (a)	6,170	6,047
American Greetings Corp. Class A	23,052	116,643
Blyth, Inc.	3,765	98,379
Central Garden & Pet Co. Class A (a)	9,840	73,997
CSS Industries, Inc.	1,790	30,430
Ennis, Inc.	3,811	33,765
Helen of Troy Ltd. (a)	6,090	83,737
Jarden Corp. (a)	6,480	82,102
Prestige Brands Holdings, Inc. (a)	10,600	54,908
The Standard Register Co.	7,110	32,564
Tupperware Brands Corp.	4,120	69,999
WD-40 Co.	1,980	47,797
		730,368
Housewares – 0.3%
National Presto Industries, Inc.	1,190	72,602
The Toro Co.	8,330	201,419
		274,021
Insurance – 4.5%
Alleghany Corp. (a)	31	8,287
Allied World Assurance Holdings Ltd.	2,700	102,681
American Equity Investment Life Holding Co.	12,920	53,747
American Financial Group, Inc.	1,800	28,890
American National Insurance	300	15,723
American Physicians Capital, Inc.	2,782	113,840
Amerisafe, Inc. (a)	7,400	113,368
Amtrust Financial Services, Inc.	8,470	80,889
Aspen Insurance Holdings Ltd.	10,240	229,991
Assurant, Inc.	2,150	46,827
Assured Guaranty Ltd.	1,190	8,056
Citizens, Inc. (a)	550	3,999
CNA Financial Corp.	3,220	29,495
CNA Surety Corp. (a)	5,591	103,098
Conseco, Inc. (a)	36,860	33,911
Delphi Financial Group, Inc. Class A	10,728	144,399
eHealth, Inc. (a)	370	5,924
EMC Insurance Group, Inc.	170	3,582
Employers Holdings, Inc.	7,250	69,165
Endurance Specialty Holdings Ltd.	1,600	39,904
FBL Financial Group, Inc. Class A	4,290	17,804
Fidelity National Financial, Inc. Class A	420	8,194
First American Corp.	300	7,953
FPIC Insurance Group, Inc. (a)	2,232	82,651
Genworth Financial, Inc. Class A	13,390	25,441
Hallmark Financial Services, Inc. (a)	800	5,544
The Hanover Insurance Group, Inc.	260	7,493
Harleysville Group, Inc.	2,260	71,891
Horace Mann Educators Corp.	9,490	79,431
Infinity Property & Casualty Corp.	2,926	99,279
IPC Holdings Ltd.	7,870	212,805
Life Partners Holdings, Inc.	1,285	21,922
Lincoln National Corp.	1,520	10,169
Maiden Holdings Ltd.	300	1,341
Max Capital Group Ltd.	16,880	291,011
Meadowbrook Insurance Group, Inc.	4,900	29,890
Mercury General Corp.	290	8,613
MGIC Investment Corp.	32,210	45,738
National Interstate Corp.	1,230	20,799
National Western Life Insurance Co. Class A	60	6,780
Navigators Group, Inc. (a)	1,780	83,980
NYMAGIC, Inc.	60	732
Old Republic International Corp.	660	7,141
OneBeacon Insurance Group Ltd.	4,490	43,373
The Phoenix Companies, Inc.	13,184	15,425
Platinum Underwriters Holdings Ltd.	6,350	180,086
PMA Capital Corp. Class A (a)	2,000	8,340
The PMI Group, Inc.	22,420	13,900
Presidential Life Corp.	1,680	13,087

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Principal Financial Group, Inc.	1,140	$9,325
ProAssurance Corp. (a)	1,740	81,119
Protective Life Corp.	25,300	132,825
Radian Group, Inc.	24,550	44,681
Reinsurance Group of America, Inc. Class A	250	8,098
RLI Corp.	1,101	55,270
Safety Insurance Group, Inc.	2,750	85,470
SeaBright Insurance Holdings, Inc. (a)	4,370	45,710
Selective Insurance Group	6,614	80,426
StanCorp Financial Group, Inc.	5,500	125,290
State Auto Financial Corp.	620	10,912
Stewart Information Services Corp.	2,070	40,365
Transatlantic Holdings, Inc.	500	17,835
United America Indemnity Ltd. Class A (a)	4,760	19,135
United Fire & Casualty Co.	1,020	22,399
Unitrin, Inc.	8,810	123,164
Universal American Corp. (a)	5,820	49,295
Unum Group	2,530	31,625
W.R. Berkley Corp.	350	7,893
White Mountains Insurance Group Ltd.	50	8,596
XL Capital Ltd. Class A	5,110	27,901
		3,683,923
Internet – 3.6%
1-800-Flowers.com, Inc. Class A (a)	10,680	22,108
Akamai Technologies, Inc. (a)	2,570	49,858
Art Technology Group, Inc. (a)	11,850	30,218
Asiainfo Holdings, Inc. (a)	7,300	123,005
Avocent Corp. (a)	15,640	189,870
Bidz.com, Inc. (a)	450	1,809
Blue Coat Systems, Inc. (a)	2,340	28,103
Blue Nile, Inc. (a)	2,760	83,214
Cogent Communications Group, Inc. (a)	8,730	62,856
Comscore, Inc. (a)	990	11,969
DealerTrack Holdings, Inc. (a)	1,230	16,113
Digital River, Inc. (a)	6,850	204,267
EarthLink, Inc. (a)	18,590	122,136
eResearch Technology, Inc. (a)	8,450	44,447
Expedia, Inc. (a)	8,080	73,366
Global Sources Ltd. (a)	7,460	29,020
i2 Technologies, Inc. (a)	860	6,794
Imergent, Inc.	1,330	5,985
Internap Network Services Corp. (a)	580	1,560
j2 Global Communications, Inc. (a)	7,850	171,837
The Knot, Inc. (a)	1,360	11,152
Liberty Media Holding Corp. Interactive Class A (a)	11,300	32,770
Limelight Networks, Inc. (a)	160	536
Liquidity Services, Inc. (a)	500	3,495
LoopNet, Inc. (a)	4,900	29,792
Mercadolibre, Inc. (a)	1,210	22,446
ModusLink Global Solutions, Inc. (a)	4,760	12,328
Move, Inc. (a)	3,670	5,322
Navisite, Inc. (a)	1,240	496
Netflix, Inc. (a)	5,040	216,317
NIC, Inc.	4,780	24,856
NutriSystem, Inc.	6,900	98,463
Online Resources Corp. (a)	120	505
Orbitz Worldwide, Inc. (a)	5,060	6,527
Overstock.com, Inc. (a)	4,640	42,456
Perficient, Inc. (a)	910	4,914
RealNetworks, Inc. (a)	4,440	10,345
S1 Corp. (a)	17,620	90,743
Sapient Corp. (a)	28,860	129,004
Shutterfly, Inc. (a)	2,710	25,393
Sohu.com, Inc. (a)	1,670	68,988
SonicWALL, Inc. (a)	11,474	51,174
Stamps.com, Inc. (a)	5,640	54,708
TheStreet.com, Inc.	1,792	3,530
Thinkorswim Group, Inc. (a)	3,320	28,685
TIBCO Software, Inc. (a)	47,720	280,116
United Online, Inc.	16,827	75,048
Valueclick, Inc. (a)	25,100	213,601
Vignette Corp. (a)	6,995	46,727
Vocus, Inc. (a)	2,870	38,142
Zix Corp. (a)	1,330	1,370
		2,908,484
Investment Companies – 0.1%
Allied Capital Corp.	7,400	11,766
Apollo Investment Corp.	11,950	41,586
Capital Southwest Corp.	30	2,292
NGP Capital Resources Co.	700	3,479
		59,123
Iron & Steel – 1.1%
AK Steel Holding Corp.	23,730	168,958
Allegheny Technologies, Inc.	2,530	55,483
Carpenter Technology Corp.	12,560	177,347
Cliffs Natural Resources, Inc.	920	16,707
General Steel Holdings, Inc. (a)	1,900	4,997
Olympic Steel, Inc.	5,530	83,890
Reliance Steel & Aluminum Co.	4,770	125,594
Schnitzer Steel Industries, Inc. Class A	6,621	207,833
Shiloh Industries, Inc. (a)	230	472
Sutor Technology Group Ltd. (a)	150	210
United States Steel Corp.	880	18,594
Universal Stainless & Alloy (a)	540	5,222
		865,307
Leisure Time – 0.8%
Brunswick Corp.	38,850	134,033
Callaway Golf Co.	21,550	154,729
Interval Leisure Group, Inc. (a)	1,778	9,423
Life Time Fitness, Inc. (a)	4,570	57,399
Polaris Industries, Inc.	5,240	112,346
Royal Caribbean Cruises Ltd.	6,700	53,667
Town Sports International Holdings, Inc. (a)	1,090	3,259

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WMS Industries, Inc. (a)	6,810	$142,397
		667,253
Lodging – 0.3%
Ameristar Casinos, Inc.	1,860	23,399
Boyd Gaming Corp.	24,260	90,490
Gaylord Entertainment Co. (a)	2,100	17,493
Marcus Corp.	2,590	22,015
Morgans Hotel Group Co. (a)	490	1,524
Orient-Express Hotels Ltd.	8,930	36,613
Wyndham Worldwide Corp.	20,220	84,924
		276,458
Machinery — Construction & Mining – 0.1%
Bucyrus International, Inc. Class A	490	7,438
Terex Corp. (a)	6,920	64,010
		71,448
Machinery — Diversified – 2.0%
AGCO Corp. (a)	1,680	32,928
Altra Holdings, Inc. (a)	6,070	23,552
Applied Industrial Technologies, Inc.	5,768	97,306
Briggs & Stratton Corp.	7,630	125,895
Cascade Corp.	1,490	26,269
Chart Industries, Inc. (a)	12,710	100,155
Cognex Corp.	4,850	64,748
Columbus McKinnon Corp. (a)	8,500	74,120
Cummins, Inc.	2,790	71,006
DXP Enterprises, Inc. (a)	1,520	15,702
Gardner Denver, Inc. (a)	13,210	287,185
Gerber Scientific, Inc. (a)	1,090	2,605
Gorman-Rupp Co.	4,260	84,348
Graco, Inc.	2,600	44,382
Hurco Cos., Inc. (a)	580	6,165
IDEX Corp.	1,120	24,494
Intermec, Inc. (a)	860	8,944
Kadant, Inc. (a)	4,770	54,950
Lindsay Corp.	1,220	32,940
The Manitowoc Co., Inc.	29,350	95,975
NACCO Industries, Inc. Class A	1,130	30,713
Nordson Corp.	1,280	36,390
Robbins & Myers, Inc.	9,616	145,875
Sauer-Danfoss, Inc.	5,980	14,591
Tecumseh Products Co. Class A (a)	6,310	28,521
Tennant Co.	2,262	21,195
Twin Disc, Inc.	490	3,391
Wabtec Corp.	300	7,914
Zebra Technologies Corp. Class A (a)	4,490	85,400
		1,647,659
Manufacturing – 2.8%
A.O. Smith Corp.	5,050	127,159
Actuant Corp. Class A	12,340	127,472
Acuity Brands, Inc.	9,528	214,761
American Railcar Industries, Inc.	470	3,586
Ameron International Corp.	3,310	174,305
AZZ, Inc. (a)	2,540	67,031
Barnes Group, Inc.	12,130	129,670
Blount International, Inc. (a)	10,930	50,497
The Brink's Co.	1,820	48,157
Ceradyne, Inc. (a)	9,670	175,317
Colfax Corp. (a)	3,900	26,793
Crane Co.	5,800	97,904
Dover Corp.	1,680	44,318
Eastman Kodak Co.	12,060	45,828
EnPro Industries, Inc. (a)	8,350	142,785
Federal Signal Corp.	15,540	81,896
GenTek, Inc. (a)	320	5,597
Griffon Corp. (a)	6,223	46,672
Harsco Corp.	2,350	52,099
Ingersoll-Rand Co. Ltd. Class A	3,360	46,368
John Bean Technologies Corp.	2,418	25,292
Koppers Holdings, Inc.	5,910	85,813
LSB Industries, Inc. (a)	4,040	39,956
Lydall, Inc. (a)	1,730	5,138
McCoy Corp.	4,900	3,149
Myers Industries, Inc.	6,567	40,321
Parker Hannifin Corp.	760	25,825
Polypore International, Inc. (a)	1,990	8,000
Raven Industries, Inc.	2,480	51,534
Reddy Ice Holdings, Inc.	570	838
Smith & Wesson Holding Corp. (a)	1,670	10,053
Standex International Corp.	1,680	15,456
Textron, Inc.	4,300	24,682
Tredegar Corp.	8,400	137,172
Trimas Corp. (a)	70	123
Trinity Industries, Inc.	11,020	100,723
		2,282,290
Media – 0.8%
Acacia Research - Acacia Technologies (a)	1,593	6,499
Belo Corp. Class A	21,540	13,139
CBS Corp. Class B	3,240	12,442
Central European Media Enterprises Ltd. (a)	1,500	17,190
Courier Corp.	660	10,012
Cox Radio, Inc. Class A (a)	7,640	31,324
CTC Media, Inc. (a)	630	2,873
Cumulus Media, Inc. Class A (a)	2,152	2,174
Discovery Communications, Inc., Series A (a)	500	8,010
DISH Network Corp. Class A (a)	2,870	31,886
The E.W. Scripps Co. Class A	8,390	11,326
Entercom Communications Corp.	1,090	1,199
Entravision Communications Corp. Class A (a)	16,320	4,243
FactSet Research Systems, Inc.	520	25,995
Fisher Communications, Inc.	130	1,269
Gannett Co., Inc.	2,130	4,686
Hearst-Argyle Television, Inc.	600	2,496
Journal Communications, Inc. Class A	2,550	1,913
Liberty Media Corp. Capital Class A (a)	2,650	18,497
Lin TV Corp. Class A (a)	3,360	3,763
The McClatchy Co. Class A	10,320	5,057
Media General, Inc. Class A	2,660	5,107

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mediacom Communications Corp. (a)	7,430	$29,943
Meredith Corp.	13,290	221,146
Scholastic Corp.	10,420	157,029
Scripps Networks Interactive Class A	380	8,554
Sinclair Broadcast Group, Inc. Class A	17,316	17,835
		655,607
Metal Fabricate & Hardware – 1.6%
A.M. Castle & Co.	6,220	55,482
Ampco-Pittsburgh Corp.	4,055	53,769
Circor International, Inc.	6,630	149,307
Commercial Metals Co.	900	10,395
Dynamic Materials Corp.	850	7,786
Haynes International, Inc. (a)	3,850	68,607
L.B. Foster Co. Class A (a)	2,300	57,109
Ladish Co., Inc. (a)	1,070	7,768
Mueller Industries, Inc.	8,113	175,971
Mueller Water Products, Inc. Class A	23,610	77,913
NN, Inc.	1,340	1,688
Northwest Pipe Co. (a)	2,910	82,848
Precision Castparts Corp.	850	50,915
RBC Bearings, Inc. (a)	160	2,445
Sims Group Ltd. Sponsored ADR (Australia)	8,955	106,744
Sun Hydraulics Corp.	6,280	91,751
Timken Co.	15,330	214,007
Worthington Industries, Inc.	9,090	79,174
		1,293,679
Mining – 0.5%
Amerigo Resources Ltd.	11,600	2,669
Brush Engineered Materials, Inc. (a)	6,630	91,958
Century Aluminum Co. (a)	15,760	33,254
Farallon Resources Ltd. (a)	17,000	2,360
Hecla Mining Co. (a)	13,830	27,660
Horsehead Holding Corp. (a)	1,240	6,820
Kaiser Aluminum Corp.	1,630	37,685
Redcorp Ventures Ltd.	68,300	542
RTI International Metals, Inc. (a)	10,590	123,903
Stillwater Mining Co. (a)	10,740	39,738
Titanium Metals Corp.	7,000	38,290
USEC, Inc. (a)	6,630	31,824
		436,703
Office Equipment/Supplies – 0.0%
Xerox Corp.	6,500	29,575
Office Furnishings – 0.7%
Herman Miller, Inc.	17,620	187,829
HNI Corp.	12,390	128,856
Interface, Inc. Class A	23,979	71,697
Knoll, Inc.	9,954	61,018
Steelcase, Inc. Class A	32,127	160,957
		610,357
Oil & Gas – 3.3%
Abraxas Petroleum Corp. (a)	1,530	1,576
Arena Resources, Inc. (a)	210	5,351
ATP Oil & Gas Corp. (a)	10,330	52,993
Berry Petroleum Co. Class A	16,850	184,676
Bill Barrett Corp. (a)	4,050	90,072
BPZ Resources, Inc. (a)	3,740	13,838
Brigham Exploration Co. (a)	10,870	20,653
Bronco Drilling Co., Inc. (a)	2,610	13,729
Callon Petroleum Co. (a)	6,190	6,747
Cano Petroleum, Inc. (a)	700	301
Carrizo Oil & Gas, Inc. (a)	1,150	10,212
Cimarex Energy Co.	5,050	92,819
Clayton Williams Energy, Inc. (a)	260	7,602
Contango Oil & Gas Co. (a)	1,050	41,160
CVR Energy, Inc. (a)	13,260	73,460
Delek US Holdings, Inc.	7,250	75,110
Denbury Resources, Inc. (a)	4,510	67,019
Encore Aquisition Co. (a)	3,690	85,866
Energy Partners Ltd. (a)	4,110	370
ENSCO International, Inc.	1,870	49,368
EXCO Resources, Inc. (a)	1,500	15,000
Frontier Oil Corp.	9,010	115,238
Galleon Energy, Inc. Class A (a)	9,000	25,777
Gasco Energy, Inc. (a)	9,680	3,775
Georesources, Inc. (a)	1,160	7,795
Gran Tierra Energy, Inc. (a)	2,350	5,899
Gulfport Energy Corp. (a)	1,310	3,039
Helmerich & Payne, Inc.	440	10,019
Hercules Offshore, Inc. (a)	13,400	21,172
Holly Corp.	5,370	113,844
Houston American Energy Corp.	170	316
Jura Energy Corp.	11,800	1,311
Mariner Energy, Inc. (a)	19,770	153,218
McMoRan Exploration Co. (a)	8,400	39,480
Meridian Resource Corp. (a)	4,910	1,031
Midnight Oil Exploration Ltd. (a)	2,500	1,587
Noble Corp.	410	9,877
Paramount Resources Ltd. Class A (a)	400	1,914
Parker Drilling Co. (a)	31,600	58,144
Patterson-UTI Energy, Inc.	6,390	57,254
Penn Virginia Corp.	2,770	30,415
Petroleum Development Corp. (a)	990	11,692
PetroQuest Energy, Inc. (a)	11,460	27,504
Pioneer Drilling Co. (a)	8,930	29,290
Precision Drilling Trust	33,927	90,924
Pride International, Inc. (a)	1,850	33,263
Quicksilver Resources, Inc. (a)	10,860	60,164
Rosetta Resources, Inc. (a)	17,650	87,368
SandRidge Energy, Inc. (a)	8,460	55,751
St. Mary Land & Exploration Co.	4,280	56,624
Stone Energy Corp. (a)	14,819	49,347
Swift Energy Co. (a)	9,500	69,350
Tesoro Corp.	1,870	25,189

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TriStar Oil & Gas Ltd. (a)	1,000	$7,323
TUSK Energy Corp. (a)	7,700	13,012
Unit Corp. (a)	6,840	143,093
VAALCO Energy, Inc. (a)	19,500	103,155
Venoco, Inc. (a)	1,180	3,870
Vero Energy, Inc. (a)	6,800	17,695
W&T Offshore, Inc.	13,120	80,688
Warren Resources, Inc. (a)	3,670	3,523
Western Refining, Inc.	11,880	141,847
Whiting Petroleum Corp. (a)	1,220	31,537
		2,711,236
Oil & Gas Services – 2.5%
Allis-Chalmers Energy, Inc. (a)	7,760	14,977
Basic Energy Services, Inc. (a)	9,920	64,182
BJ Services Co.	3,730	37,113
Complete Production Services, Inc. (a)	16,830	51,836
Dawson Geophysical Co. (a)	1,850	24,975
Dresser-Rand Group, Inc. (a)	3,170	70,057
Dril-Quip, Inc. (a)	4,780	146,746
Exterran Holdings, Inc. (a)	9,840	157,637
Forbes Energy Services Ltd.	9,000	3,784
Forbes Energy Services Ltd. (a)	2,800	1,177
Global Industries Ltd. (a)	22,290	85,594
Gulf Island Fabrication, Inc.	5,930	47,499
Helix Energy Solutions Group, Inc. (a)	27,750	142,635
Hornbeck Offshore Services, Inc. (a)	3,740	56,998
ION Geophysical Corp. (a)	8,370	13,057
Key Energy Services, Inc. (a)	36,440	104,947
Matrix Service Co. (a)	5,520	45,374
NATCO Group, Inc. Class A (a)	2,690	50,922
Natural Gas Services Group, Inc. (a)	1,940	17,460
Newpark Resources, Inc. (a)	18,300	46,299
North American Energy Partners, Inc. (a)	2,370	7,229
Oceaneering International, Inc. (a)	1,040	38,345
Oil States International, Inc. (a)	14,930	200,361
RPC, Inc.	1,210	8,022
SEACOR Holdings, Inc. (a)	3,245	189,216
Superior Energy Services, Inc. (a)	10,990	141,661
Superior Well Services, Inc. (a)	530	2,719
T-3 Energy Services, Inc. (a)	3,270	38,521
Technicoil Corp. (a)	16,600	3,951
TETRA Technologies, Inc. (a)	22,460	72,995
Tidewater, Inc.	690	25,620
Union Drilling, Inc. (a)	3,750	14,250
Weatherford International Ltd. (a)	3,710	41,070
Willbros Group, Inc. (a)	10,900	105,730
		2,072,959
Packaging & Containers – 0.1%
Bway Holding Co. (a)	330	2,604
Packaging Corp. of America	4,150	54,033
Sealed Air Corp.	1,030	14,214
Sonoco Products Co.	1,410	29,582
		100,433
Pharmaceuticals – 2.3%
Adolor Corp. (a)	5,200	10,608
Akorn, Inc. (a)	700	602
Align Technology, Inc. (a)	2,980	23,631
Allos Therapeutics, Inc. (a)	5,290	32,692
Alnylam Pharmaceuticals, Inc. (a)	1,360	25,894
Array Biopharma, Inc. (a)	2,430	6,415
Auxilium Pharmaceuticals, Inc. (a)	2,670	74,013
CPEX Pharmaceuticals, Inc. (a)	30	219
Cubist Pharmaceuticals, Inc. (a)	7,090	115,993
CV Therapeutics, Inc. (a)	5,370	106,756
Cypress Bioscience, Inc. (a)	2,030	14,433
Durect Corp. (a)	500	1,115
Emergent Biosolutions, Inc. (a)	4,980	67,280
Endo Pharmaceuticals Holdings, Inc. (a)	500	8,840
Forest Laboratories, Inc. (a)	2,290	50,288
HealthExtras, Inc. (a)	2,920	57,874
Herbalife Ltd.	11,810	176,914
Indevus Pharmaceuticals, Inc. (b)	400	4
Isis Pharmaceuticals, Inc. (a)	770	11,558
K-V Pharmaceutical Co. Class A (a)	1,040	1,716
King Pharmaceuticals, Inc. (a)	452	3,196
MannKind Corp. (a)	3,440	11,971
The Medicines Co. (a)	400	4,336
Medicis Pharmaceutical Corp. Class A	10,520	130,133
Medivation, Inc. (a)	3,550	64,859
MiddleBrook Pharmaceuticals, Inc. (a)	2,090	2,842
Nabi Biopharmaceuticals (a)	1,110	4,107
NBTY, Inc. (a)	11,706	164,821
Nektar Therapeutics (a)	2,370	12,774
Noven Pharmaceuticals, Inc. (a)	5,990	56,785
Obagi Medical Products, Inc. (a)	200	1,076
Omega Protein Corp. (a)	4,210	11,114
Optimer Pharmaceuticals, Inc. (a)	670	8,837
OSI Pharmaceuticals, Inc. (a)	1,520	58,155
Osiris Therapeutics, Inc. (a)	2,270	31,326
Pain Therapeutics, Inc. (a)	4,440	18,648
Par Pharmaceutical Cos., Inc. (a)	1,850	17,520
PetMed Express, Inc. (a)	3,480	57,350

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PharMerica Corp. (a)	7,030	$116,979
Pozen, Inc. (a)	2,630	16,096
Progenics Pharmaceuticals, Inc. (a)	3,680	24,251
Questcor Pharmaceuticals, Inc. (a)	4,760	23,419
Rigel Pharmaceuticals, Inc. (a)	3,030	18,604
Salix Pharmaceuticals Ltd. (a)	3,230	30,685
Savient Pharmaceuticals, Inc. (a)	13,740	68,013
Sirona Dental Systems, Inc. (a)	1,090	15,609
Theravance, Inc. (a)	1,000	17,000
Valeant Pharmaceuticals International (a)	4,550	80,945
Viropharma, Inc. (a)	1,800	9,450
VIVUS, Inc. (a)	7,750	33,480
		1,901,226
Pipelines – 0.0%
Crosstex Energy, Inc.	7,010	11,496
Real Estate – 0.3%
Avatar Holdings, Inc. (a)	380	5,693
CB Richard Ellis Group, Inc. Class A (a)	10,210	41,146
Consolidated-Tomoka Land Co.	70	2,079
Forest City Enterprises, Inc. Class A	8,560	30,816
Forestar Real Estate Group, Inc. (a)	3,040	23,256
Jones Lang Lasalle, Inc.	5,170	120,254
		223,244
Real Estate Investment Trusts (REITS) – 2.4%
Acadia Realty Trust	803	8,520
Agree Realty Corp.	800	12,552
Alexander's, Inc.	50	8,519
Alexandria Real Estate Equities, Inc.	1,800	65,520
American Campus Communities, Inc.	690	11,978
Arbor Realty Trust, Inc.	410	295
Ashford Hospitality Trust	7,750	11,935
Associated Estates Realty Corp.	910	5,169
BioMed Realty Trust, Inc.	7,770	52,603
Brandywine Realty Trust	4,700	13,395
CapitalSource, Inc.	26,430	32,245
CapLease, Inc.	2,360	4,649
CBL & Associates Properties, Inc.	1,606	3,790
Cedar Shopping Centers, Inc.	1,660	2,888
Colonial Properties Trust	1,540	5,867
Corporate Office Properties Trust	1,678	41,665
DCT Industrial Trust, Inc.	1,790	5,674
DiamondRock Hospitality Co.	13,850	55,538
Eastgroup Properties	2,140	60,070
Entertainment Properties Trust	5,030	79,273
Equity Lifestyle Properties, Inc.	520	19,812
Equity One, Inc.	582	7,095
Extra Space Storage, Inc.	12,080	66,561
FelCor Lodging Trust, Inc.	11,480	15,613
First Industrial Realty Trust, Inc.	6,902	16,910
First Potomac Realty Trust	770	5,660
Glimcher Realty Trust	770	1,078
Healthcare Realty Trust, Inc.	5,780	86,642
Hersha Hospitality Trust	1,650	3,135
Highwoods Properties, Inc.	3,700	79,254
Home Properties, Inc.	2,920	89,498
Inland Real Estate Corp.	7,280	51,615
Kite Realty Group Trust	3,520	8,624
LaSalle Hotel Properties	4,840	28,266
Lexington Realty Trust	6,037	14,368
LTC Properties, Inc.	2,320	40,693
Medical Properties Trust, Inc.	9,450	34,493
Mid-America Apartment Communities, Inc.	2,880	88,790
National Health Investors, Inc.	400	10,748
National Retail Properties, Inc.	6,568	104,037
Nationwide Health Properties, Inc.	3,400	75,446
Omega Healthcare Investors, Inc.	4,400	61,952
Parkway Properties, Inc.	1,930	19,879
Pennsylvania Real Estate Investment Trust	3,760	13,348
Post Properties, Inc.	780	7,909
PS Business Parks, Inc.	1,050	38,693
Ramco-Gershenson Properties Trust	1,200	7,740
Realty Income Corp.	3,740	70,387
Saul Centers, Inc.	500	11,485
Senior Housing Properties Trust	10,007	140,298
SL Green Realty Corp.	9,400	101,520
Sovran Self Storage, Inc.	2,290	45,983
Strategic Hotels & Resorts, Inc.	4,119	2,842
Sunstone Hotel Investors, Inc.	6,983	18,365
Tanger Factory Outlet Centers, Inc.	926	28,576
Taubman Centers, Inc.	900	15,336
Universal Health Realty Income Trust	80	2,338
Urstadt Biddle Properties, Inc. Class A	200	2,684
Washington Real Estate Investment Trust	2,220	38,406
		1,958,224
Retail – 9.9%
Abercrombie & Fitch Co. Class A	2,400	57,120
Aeropostale, Inc. (a)	8,240	218,854
AFC Enterprises (a)	580	2,616
America's Car-Mart, Inc. (a)	2,690	36,557
American Eagle Outfitters, Inc.	2,170	26,561
AnnTaylor Stores Corp. (a)	33,400	173,680
Asbury Automotive Group, Inc.	8,990	38,747
AutoNation, Inc. (a)	6,030	83,696
Barnes & Noble, Inc.	8,140	174,033
bebe Stores, Inc.	8,050	53,693
Big 5 Sporting Goods Corp.	360	2,113
Big Lots, Inc. (a)	8,618	179,082

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BJ's Restaurants, Inc. (a)	2,660	$37,001
Blockbuster, Inc. Class A (a)	10,700	7,704
Bob Evans Farms, Inc.	10,529	236,060
Books-A-Million, Inc.	330	1,518
Borders Group, Inc. (a)	9,640	6,073
Brinker International, Inc.	14,490	218,799
Brown Shoe Co., Inc.	19,837	74,389
The Buckle, Inc.	8,812	281,367
Buffalo Wild Wings, Inc. (a)	300	10,974
Cabelas, Inc. (a)	3,660	33,343
California Pizza Kitchen, Inc. (a)	5,300	69,324
Casey's General Stores, Inc.	1,270	33,858
Cash America International, Inc.	9,200	144,072
Cato Corp. Class A	4,140	75,679
CEC Entertainment, Inc. (a)	6,080	157,350
Charlotte Russe Holding, Inc. (a)	4,050	33,007
Charming Shoppes, Inc. (a)	15,730	22,022
The Cheesecake Factory (a)	1,800	20,610
Chico's FAS, Inc. (a)	11,810	63,420
Children's Place (a)	11,160	244,292
Christopher & Banks Corp.	7,590	31,043
Citi Trends, Inc. (a)	6,590	150,845
CKE Restaurants, Inc.	9,550	80,220
Coach, Inc. (a)	3,190	53,273
Coldwater Creek, Inc. (a)	14,170	35,567
Collective Brands, Inc. (a)	4,970	48,408
Conn's, Inc. (a)	3,510	49,280
Copart, Inc. (a)	1,020	30,253
Cracker Barrel Old Country Store, Inc.	4,994	143,028
Denny's Corp. (a)	24,227	40,459
Dillard's, Inc. Class A	30,300	172,710
DineEquity, Inc.	2,360	27,990
Dress Barn, Inc. (a)	20,074	246,709
Ezcorp, Inc. (a)	1,840	21,289
Family Dollar Stores, Inc.	260	8,676
FGX International Holdings Ltd. (a)	60	697
The Finish Line, Inc. Class A	17,360	114,923
First Cash Financial Services, Inc. (a)	2,290	34,167
Foot Locker, Inc.	10,560	110,669
Fred's, Inc. Class A	13,220	149,122
GameStop Corp. Class A (a)	600	16,812
Genesco, Inc. (a)	7,430	139,907
Group 1 Automotive, Inc.	9,080	126,848
Guess?, Inc.	1,210	25,507
The Gymboree Corp. (a)	2,040	43,554
Haverty Furniture Cos., Inc.	8,170	86,030
hhgregg, Inc. (a)	1,960	27,734
Hibbett Sports, Inc. (a)	2,590	49,780
Hot Topic, Inc. (a)	11,990	134,168
HSN, Inc. (a)	2,798	14,382
Insight Enterprises, Inc. (a)	8,257	25,266
Jack in the Box, Inc. (a)	2,260	52,635
Jo-Ann Stores, Inc. (a)	5,830	95,262
Jones Apparel Group, Inc.	31,300	132,086
Kenneth Cole Productions, Inc. Class A	1,470	9,393
Krispy Kreme Doughnuts, Inc. (a)	8,240	13,184
Limited Brands, Inc.	3,390	29,493
Liz Claiborne, Inc.	52,160	128,835
Lumber Liquidators, Inc. (a)	1,000	12,750
Men's Wearhouse, Inc.	12,640	191,370
Movado Group, Inc.	2,230	16,814
MSC Industrial Direct Co., Inc. Class A	410	12,739
New York & Co., Inc. (a)	13,534	48,046
Nu Skin Enterprises, Inc. Class A	2,140	22,449
O' Charley's, Inc.	620	1,866
Office Depot, Inc. (a)	44,570	58,387
OfficeMax, Inc.	13,950	43,524
Pacific Sunwear of California (a)	15,806	26,238
Panera Bread Co. Class A (a)	730	40,807
The Pantry, Inc. (a)	7,280	128,201
Papa John's International, Inc. (a)	800	18,296
PC Connection, Inc. (a)	760	2,888
Penske Auto Group, Inc.	14,020	130,807
The PEP Boys-Manny Moe & Jack	11,230	49,524
Phillips-Van Heusen Corp.	10,150	230,202
Polo Ralph Lauren Corp.	550	23,238
PriceSmart, Inc.	150	2,702
RadioShack Corp.	1,459	12,504
Red Robin Gourmet Burgers, Inc. (a)	4,740	83,566
Regis Corp.	12,690	183,370
Retail Ventures, Inc. (a)	440	669
Ruby Tuesday, Inc. (a)	6,360	18,571
Rush Enterprises, Inc. Class A (a)	9,430	84,116
Sally Beauty Co., Inc. (a)	19,930	113,202
School Specialty, Inc. (a)	4,140	72,823
Sears Holdings Corp. (a)	200	9,142
Signet Jewelers Ltd.	300	3,435
Sonic Automotive, Inc. Class A	7,440	11,904
Sonic Corp. (a)	2,130	21,343
Stage Stores, Inc.	13,780	138,902
The Steak'n Shake Co. (a)	4,160	31,491
Systemax, Inc. (a)	6,380	82,430
Talbots, Inc.	16,210	56,897
Texas Roadhouse, Inc. Class A (a)	1,100	10,483
Titan Machinery, Inc. (a)	280	2,517
Tractor Supply Co. (a)	4,860	175,252
Tween Brands, Inc. (a)	6,300	13,482
Ulta Salon Cosmetics & Fragrance, Inc. (a)	360	2,383
The Wet Seal, Inc. Class A (a)	29,780	100,061
Williams-Sonoma, Inc.	20,880	210,470
Zale Corp. (a)	10,770	21,002
Zumiez, Inc. (a)	3,350	32,495
		8,071,176
Savings & Loans – 0.4%
Anchor Bancorp Wisconsin, Inc.	1,110	1,498
BankFinancial Corp.	230	2,293

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dime Community Bancshares	7,690	$72,132
First Niagara Financial Group, Inc.	1,720	18,748
First Place Financial Corp.	560	1,882
Flagstar Bancorp, Inc. (a)	1,790	1,343
Flushing Financial Corp.	4,190	25,224
Hudson City Bancorp, Inc.	3,150	36,823
NewAlliance Bancshares, Inc.	1,600	18,784
OceanFirst Financial Corp.	690	7,052
Provident Financial Services, Inc.	8,000	86,480
Provident New York Bancorp	5,080	43,434
TierOne Corp.	848	1,815
WSFS Financial Corp.	630	14,087
		331,595
Semiconductors – 6.3%
Actel Corp. (a)	7,100	71,852
Advanced Analogic Technologies, Inc. (a)	280	1,008
Advanced Micro Devices, Inc. (a)	3,780	11,529
Amkor Technology, Inc. (a)	57,285	153,524
Analog Devices, Inc.	1,530	29,483
Applied Micro Circuits Corp. (a)	16,900	82,134
Atmel Corp. (a)	55,060	199,868
ATMI, Inc. (a)	9,810	151,368
Broadcom Corp. Class A (a)	3,590	71,728
Brooks Automation, Inc. (a)	17,320	79,845
Cabot Microelectronics Corp. (a)	6,570	157,877
Cavium Networks, Inc. (a)	2,620	30,235
Cirrus Logic, Inc. (a)	17,540	65,950
Cohu, Inc.	2,890	20,808
Conexant Systems, Inc. (a)	2,100	1,365
Day4 Energy, Inc.	7,300	3,764
Diodes, Inc. (a)	2,370	25,146
DSP Group, Inc. (a)	2,430	10,498
Emulex Corp. (a)	29,686	149,320
Entegris, Inc. (a)	44,800	38,528
Exar Corp. (a)	6,780	42,307
Fairchild Semiconductor International, Inc. (a)	43,650	162,814
Integrated Device Technology, Inc. (a)	50,070	227,818
Intellon Corp. (a)	1,600	3,520
International Rectifier Corp. (a)	8,160	110,242
Intersil Corp. Class A	5,210	59,915
IPG Photonics Corp. (a)	760	6,399
IXYS Corp.	3,840	30,950
Kulicke & Soffa Industries, Inc. (a)	2,400	6,288
Lattice Semiconductor Corp. (a)	30,110	41,552
LSI Corp. (a)	29,090	88,434
Marvell Technology Group Ltd. (a)	5,130	46,991
Mattson Technology, Inc. (a)	1,290	1,085
MEMC Electronic Materials, Inc. (a)	3,440	56,726
Micrel, Inc.	16,943	119,279
Micron Technology, Inc. (a)	2,320	9,419
Microsemi Corp. (a)	600	6,960
Microtune, Inc. (a)	1,650	3,003
MKS Instruments, Inc. (a)	15,670	229,879
Monolithic Power Systems, Inc. (a)	7,810	121,055
National Semiconductor Corp.	2,090	21,464
Netlogic Microsystems, Inc. (a)	1,340	36,823
Novellus Systems, Inc. (a)	6,240	103,771
Nvidia Corp. (a)	4,530	44,666
Omnivision Technologies, Inc. (a)	13,960	93,811
ON Semiconductor Corp. (a)	10,660	41,574
Pericom Semiconductor Corp. (a)	12,600	92,106
PMC-Sierra, Inc. (a)	26,360	168,177
QLogic Corp. (a)	23,750	264,100
Rudolph Technologies, Inc. (a)	640	1,939
Semtech Corp. (a)	10,060	134,301
Sigma Designs, Inc. (a)	1,790	22,268
Silicon Image, Inc. (a)	27,090	65,016
Silicon Laboratories, Inc. (a)	4,220	111,408
Skyworks Solutions, Inc. (a)	37,520	302,411
Standard Microsystems Corp. (a)	3,570	66,402
Supertex, Inc. (a)	2,940	67,914
Techwell, Inc. (a)	860	5,427
Teradyne, Inc. (a)	50,710	222,110
Tessera Technologies, Inc. (a)	2,220	29,681
TriQuint Semiconductor, Inc. (a)	14,880	36,754
Ultra Clean Holdings, Inc. (a)	430	460
Ultratech, Inc. (a)	8,430	105,291
Varian Semiconductor Equipment Associates, Inc. (a)	5,890	127,577
Veeco Instruments, Inc. (a)	11,980	79,907
Verigy Ltd. (a)	5,660	46,695
Volterra Semiconductor Corp. (a)	8,940	75,454
Zoran Corp. (a)	2,860	25,168
		5,123,141
Software – 3.5%
ACI Worldwide, Inc. (a)	640	12,000
Acxiom Corp.	25,780	190,772
Advent Software, Inc. (a)	1,240	41,304
Allscripts Heathcare Solutions, Inc.	5,060	52,067
American Reprographics Co. (a)	8,460	29,948
ArcSight, Inc. (a)	270	3,448
Aspen Technology, Inc. (a)	10,459	73,109
Autodesk, Inc. (a)	2,830	47,572
Avid Technology, Inc. (a)	7,030	64,254
Blackbaud, Inc.	1,140	13,235
Bottomline Technologies, Inc. (a)	1,330	8,751
Commvault Systems, Inc. (a)	1,000	10,970
Computer Programs & Systems, Inc.	490	16,302
Compuware Corp. (a)	10,360	68,272
CSG Systems International, Inc. (a)	9,026	128,891

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Digi International, Inc. (a)	3,150	$24,161
Double-Take Software, Inc. (a)	1,190	8,044
Epicor Software Corp. (a)	860	3,277
EPIQ Systems, Inc. (a)	2,570	46,337
Fair Isaac Corp.	16,117	226,766
FalconStor Software, Inc. (a)	1,400	3,346
Fiserv, Inc. (a)	230	8,386
IMS Health, Inc.	720	8,978
infoGROUP, Inc. (a)	2,150	8,944
Interactive Intelligence, Inc. (a)	1,320	11,959
JDA Software Group, Inc. (a)	7,360	85,008
Lawson Software, Inc. (a)	2,380	10,115
MicroStrategy, Inc. Class A (a)	2,104	71,936
MSC Software Corp. (a)	1,690	9,532
Noah Education Holdings Ltd. ADR (Cayman Islands)	1,860	5,599
Omnicell, Inc. (a)	3,090	24,164
Open Text Corp. (a)	4,123	141,996
Parametric Technology Corp. (a)	19,380	193,412
Pegasystems, Inc.	330	6,128
Phoenix Technologies Ltd. (a)	440	713
Progress Software Corp. (a)	4,850	84,196
PROS Holdings, Inc. (a)	360	1,674
Quest Software, Inc. (a)	11,220	142,270
RightNow Technologies, Inc. (a)	8,880	67,222
Schawk, Inc. Class A	4,250	25,670
Seachange International, Inc. (a)	4,980	28,486
SEI Investments Co.	1,370	16,728
Smith Micro Software, Inc. (a)	1,550	8,107
Solera Holdings, Inc. (a)	460	11,399
Soundbite Communications, Inc. (a)	1,600	2,320
SPSS, Inc. (a)	2,573	73,150
Sybase, Inc. (a)	1,900	57,551
Synchronoss Technologies, Inc. (a)	4,590	56,273
SYNNEX Corp. (a)	8,880	174,670
Take Two Interactive Software, Inc.	15,350	128,173
Taleo Corp. Class A (a)	5,030	59,455
Tyler Technologies, Inc. (a)	5,480	80,172
The Ultimate Software Group, Inc. (a)	1,580	27,271
VeriFone Holdings, Inc. (a)	3,290	22,372
Wind River Systems, Inc. (a)	19,210	122,944
		2,849,799
Telecommunications – 5.2%
3Com Corp. (a)	63,560	196,400
Acme Packet, Inc. (a)	4,470	27,133
Adaptec, Inc. (a)	16,810	40,344
ADC Telecommunications, Inc. (a)	4,920	21,599
ADTRAN, Inc.	7,280	118,009
Alaska Communications Systems Group, Inc.	3,260	21,842
Anixter International, Inc. (a)	5,910	187,229
Applied Signal Technology, Inc.	150	3,035
Aruba Networks, Inc. (a)	810	2,543
Atlantic Tele-Network, Inc.	2,480	47,566
BigBand Networks, Inc. (a)	4,350	28,492
Black Box Corp.	2,420	57,136
Cbeyond, Inc. (a)	2,870	54,042
Centennial Communications Corp. (a)	26,640	220,046
CenturyTel, Inc.	300	8,436
Ciena Corp. (a)	19,660	152,955
Cincinnati Bell, Inc. (a)	65,629	150,947
CommScope, Inc. (a)	13,210	150,066
Comtech Telecommunications (a)	450	11,146
CPI International, Inc. (a)	10	94
EchoStar Corp. (a)	1,400	20,762
Embarq Corp.	1,420	53,747
EMS Technologies, Inc. (a)	4,096	71,516
Extreme Networks (a)	3,268	4,967
Finisar Corp. (a)	15,160	6,670
General Communication, Inc. Class A (a)	1,830	12,224
Global Crossing Ltd. (a)	2,750	19,250
Harris Stratex Networks, Inc. Class A (a)	2,350	9,048
Hughes Communications, Inc. (a)	640	7,699
Hypercom Corp. (a)	160	154
ICO Global Communications Holdings Ltd. (a)	1,130	396
InterDigital, Inc. (a)	7,440	192,101
Iowa Telecommunications Services, Inc.	5,810	66,583
iPCS, Inc. (a)	2,430	23,595
Ixia (a)	9,500	49,115
JDS Uniphase Corp. (a)	62,140	201,955
Knology, Inc. (a)	2,220	9,146
Loral Space & Communications, Inc. (a)	60	1,282
Mastec, Inc. (a)	10,000	120,900
Netgear, Inc. (a)	1,740	20,967
NeuStar, Inc. Class A (a)	8,780	147,065
NII Holdings, Inc. (a)	1,340	20,100
Novatel Wireless, Inc. (a)	2,160	12,139
NTELOS Holdings Corp.	7,660	138,952
Oplink Communications, Inc. (a)	1,020	7,854
PAETEC Holding Corp. (a)	1,480	2,131
Parkervision, Inc. (a)	1,890	3,194
Plantronics, Inc.	16,630	200,724
Polycom, Inc. (a)	3,580	55,096
Powerwave Technologies, Inc. (a)	28,990	17,220
Premiere Global Services, Inc. (a)	24,790	218,648
Qwest Communications International, Inc.	3,490	11,936
RF Micro Devices, Inc. (a)	46,190	61,433
SAVVIS, Inc. (a)	410	2,538
ShoreTel, Inc. (a)	1,450	6,250
Sonus Networks, Inc. (a)	13,540	21,258

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starent Networks Corp. (a)	4,720	$74,623
Symmetricom, Inc. (a)	200	700
Syniverse Holdings, Inc. (a)	8,050	126,868
Tekelec (a)	9,090	120,261
Telephone & Data Systems, Inc.	800	21,208
Tellabs, Inc. (a)	47,270	216,497
TW Telecom, Inc. (a)	24,660	215,775
US Cellular Corp. (a)	830	27,672
USA Mobility, Inc.	4,010	36,932
UTStarcom, Inc. (a)	18,610	14,516
Viasat, Inc. (a)	2,169	45,159
		4,217,886
Textiles – 0.2%
G&K Services, Inc. Class A	3,510	66,374
Mohawk Industries, Inc. (a)	200	5,974
UniFirst Corp.	2,170	60,413
		132,761
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	7,890	97,441
Leapfrog Enterprises, Inc. (a)	10,710	14,780
RC2 Corp. (a)	2,080	10,962
		123,183
Transportation – 1.7%
ABX Holdings, Inc. (a)	1,170	901
American Commercial Lines, Inc. (a)	13,360	42,351
Arkansas Best Corp.	8,300	157,866
Atlas Air Worldwide Holdings, Inc. (a)	5,510	95,598
Bristow Group, Inc. (a)	490	10,501
CAI International, Inc. (a)	3,550	10,047
Celadon Group, Inc. (a)	2,210	12,266
Eagle Bulk Shipping, Inc.	5,540	23,545
Excel Maritime Carriers Ltd.	4,000	18,080
Frontline Ltd.	600	10,434
Genco Shipping & Trading Ltd.	9,360	115,502
General Maritime Corp.	5,117	35,819
Gulfmark Offshore, Inc. (a)	5,330	127,174
Horizon Lines, Inc.	1,400	4,242
Kirby Corp. (a)	3,970	105,761
Knightsbridge Tankers Ltd.	3,990	58,054
Marten Transport Ltd. (a)	5,510	102,927
Overseas Shipholding Group, Inc.	3,690	83,652
Pacer International, Inc.	13,440	47,040
Ryder System, Inc.	1,050	29,726
Safe Bulkers, Inc.	8,690	27,460
Star Bulk Carriers Corp.	7,840	17,405
TBS International Ltd. (a)	11,150	81,952
Teekay Corp.	1,110	15,795
Teekay Tankers Ltd. Class A	3,000	28,530
Ultrapetrol Bahamas Ltd. (a)	280	756
UTI Worldwide, Inc.	1,660	19,837
Werner Enterprises, Inc.	7,710	116,575
YRC Worldwide, Inc. (a)	2,040	9,160
		1,408,956
Trucking & Leasing – 0.1%
AMERCO (a)	630	21,124
GATX Corp.	3,090	62,511
Greenbrier Cos., Inc.	670	2,452
TAL International Group, Inc.	430	3,147
Textainer Group Holdings Ltd.	1,360	9,180
		98,414
Water – 0.1%
Cascal NV	5,000	15,700
Pico Holdings, Inc. (a)	870	26,161
SJW Corp.	2,300	58,489
		100,350
TOTAL COMMON STOCK (Cost $114,579,146)		80,313,155
TOTAL EQUITIES (Cost $114,579,146)		80,313,155
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65 (b)	34,150	135
TOTAL WARRANTS (Cost $0)		135
RIGHTS – 0.0%
Insurance – 0.0%
United America Indemnity Ltd. (b)	4,760	2,231
TOTAL RIGHTS (Cost $0)		2,231
TOTAL LONG-TERM INVESTMENTS (Cost $114,579,146)		80,315,521
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$1,951,747	1,951,747
TOTAL SHORT-TERM INVESTMENTS (Cost $1,951,747)		1,951,747
TOTAL INVESTMENTS – 100.7% (Cost $116,530,893) (d)		82,267,268
Other Assets/ (Liabilities) – (0.7)%		(594,745)
NET ASSETS – 100.0%		$81,672,523

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,951,749. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,994,202.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 96.9%
Aerospace & Defense – 3.9%
The Allied Defense Group, Inc. (a)	136,200	$536,628
Ducommun, Inc.	44,700	649,938
		1,186,566
Banks – 3.7%
Bank of the Ozarks, Inc.	13,109	302,556
CoBiz Financial, Inc.	36,200	190,050
MetroCorp Bancshares, Inc.	55,200	153,456
Northrim BanCorp, Inc.	47,480	473,375
		1,119,437
Building Materials – 1.5%
LSI Industries, Inc.	29,400	151,998
US Concrete, Inc. (a)	147,771	295,542
		447,540
Chemicals – 5.6%
Hawkins, Inc.	35,658	550,203
Omnova Solutions, Inc. (a)	302,601	526,526
Penford Corp.	63,768	231,478
Zep, Inc.	39,801	407,164
		1,715,371
Commercial Services – 13.0%
ABM Industries, Inc.	58,500	959,400
Carriage Services, Inc. (a)	218,000	333,540
CDI Corp.	59,100	574,452
Hill International, Inc. (a)	121,300	368,752
Landauer, Inc.	13,600	689,248
Mac-Gray Corp. (a)	66,900	349,887
Standard Parking Corp. (a)	41,784	685,258
		3,960,537
Diversified Financial – 3.0%
SWS Group, Inc.	59,700	927,141
Electric – 4.5%
Central Vermont Public Service Corp.	34,200	591,660
Unitil Corp.	39,400	791,152
		1,382,812
Electronics – 8.4%
Keithley Instruments, Inc.	104,500	354,255
LaBarge, Inc. (a)	87,413	731,647
Nu Horizons Electronics Corp. (a)	199,288	398,576
OSI Systems, Inc. (a)	70,100	1,069,726
		2,554,204
Entertainment – 1.2%
Steinway Musical Instruments, Inc. (a)	29,800	356,706
Foods – 7.5%
J&J Snack Foods Corp.	29,400	1,016,946
Rocky Mountain Chocolate Factory, Inc.	110,700	684,126
United Natural Foods, Inc. (a)	30,100	570,997
		2,272,069
Forest Products & Paper – 3.0%
Schweitzer-Mauduit International, Inc.	50,000	923,000
Hand & Machine Tools – 0.5%
Hardinge, Inc.	59,393	165,707
Health Care — Products – 2.8%
Young Innovations, Inc.	55,050	853,275
Household Products – 2.0%
Prestige Brands Holdings, Inc. (a)	116,700	604,506
Housewares – 0.4%
Libbey, Inc.	141,200	129,904
Insurance – 1.9%
National Interstate Corp.	33,700	569,867
Iron & Steel – 1.1%
Universal Stainless & Alloy (a)	33,486	323,810
Machinery — Diversified – 2.6%
Columbus McKinnon Corp. (a)	62,460	544,651
Gerber Scientific, Inc. (a)	102,200	244,258
		788,909
Manufacturing – 4.6%
ESCO Technologies, Inc. (a)	5,400	208,980
LSB Industries, Inc. (a)	80,900	800,101
Quixote Corp.	115,822	401,902
		1,410,983
Media – 2.0%
Courier Corp.	40,600	615,902
Metal Fabricate & Hardware – 0.2%
NN, Inc.	45,967	57,918
Oil & Gas Services – 0.6%
Gulf Island Fabrication, Inc.	23,200	185,832
Retail – 14.3%
Benihana, Inc. Class A (a)	232,000	600,880
Casual Male Retail Group, Inc. (a)	1,412,000	691,880
Duckwall-ALCO Stores, Inc. (a)	83,520	750,845
Morton's Restaurant Group, Inc. (a)	154,600	412,782
Movado Group, Inc.	28,810	217,227
Rush Enterprises, Inc. Class A (a)	59,750	532,970
Talbots, Inc.	325,600	1,142,856
		4,349,440
Semiconductors – 1.3%
Cohu, Inc.	55,700	401,040
Telecommunications – 3.0%
Comtech Telecommunications (a)	14,800	366,596
EMS Technologies, Inc. (a)	17,900	312,534
Hypercom Corp. (a)	230,900	221,664
		900,794
Textiles – 0.4%
Dixie Group, Inc. (a)	120,000	132,000
Transportation – 3.9%
Frozen Food Express Industries, Inc.	145,180	435,540

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Saia, Inc. (a)	61,977	$740,625
		1,176,165
TOTAL COMMON STOCK (Cost $70,448,122)		29,511,435
TOTAL EQUITIES (Cost $70,448,122)		29,511,435
TOTAL LONG-TERM INVESTMENTS (Cost $70,448,122)		29,511,435
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$953,735	953,735
TOTAL SHORT-TERM INVESTMENTS (Cost $953,735)		953,735
TOTAL INVESTMENTS – 100.0% (Cost $71,401,857) (c)		30,465,170
Other Assets/ (Liabilities) – 0.0%		3,846
NET ASSETS – 100.0%		$30,469,016

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $953,736. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $974,610.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Funds – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK – 95.6%
Agriculture – 1.7%
KT&G Corp. GDR (Republic of Korea) (a)	6,700	$184,302
Apparel – 1.5%
XTEP International Holdings	577,000	165,656
Automotive & Parts – 1.6%
Hyundai Mobis	3,020	176,519
Banks – 16.8%
Bank Rakyat Indonesia	274,500	99,884
Bumiputra-Commerce Holdings Bhd	38,100	71,905
China Construction Bank Corp.	461,000	261,820
Commercial International Bank	27,756	160,698
Credicorp Ltd.	4,700	220,148
Industrial & Commercial Bank of China	540,000	279,520
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	36,887	401,335
Kasikornbank PCL	70,400	90,677
Turkiye Garanti Bankasi AS (b)	89,346	126,737
Turkiye Is Bankasi	56,135	126,176
		1,838,900
Beverages – 0.6%
Grupo Modelo SAB de CV Class C	22,400	67,602
Building Materials – 1.5%
Asia Cement Corp.	190,000	165,135
Chemicals – 3.6%
Israel Chemicals Ltd.	24,443	200,750
Taiwan Fertilizer Co. Ltd.	95,000	195,316
		396,066
Cosmetics & Personal Care – 0.6%
LG Household & Health Care Ltd.	638	69,955
Diversified Financial – 4.4%
Grupo Financiero Banorte SAB de CV	32,466	42,915
Redecard SA	13,000	158,409
Shinhan Financial Group Co. Ltd. Sponsored ADR (Republic of Korea)	5,081	182,967
Yuanta Financial Holding Co. Ltd.	219,000	100,525
		484,816
Electric – 0.7%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	5,556	82,118
Foods – 1.0%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (b)	3,381	107,550
Health Care — Products – 2.2%
Hengan International Group Co. Ltd.	59,000	237,172
Holding Company — Diversified – 0.4%
Orascom Development Holding AG (b)	1,552	47,534
Household Products – 1.5%
Hypermarcas SA (b)	21,714	159,887
Insurance – 1.5%
China Life Insurance Co. Ltd. Sponsored ADR (China)	3,424	168,598
Internet – 1.9%
NHN Corp. (b)	1,852	203,531
Iron & Steel – 1.8%
POSCO ADR (Republic of Korea)	2,947	196,948
Media – 1.6%
Grupo Televisa SA Sponsored ADR (Mexico)	12,899	175,942
Mining – 8.0%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	9,059	333,009
Cia Vale do Rio Doce Sponsored ADR (Brazil)	32,265	363,949
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	3,300	179,355
		876,313
Oil & Gas – 15.3%
China Petroleum & Chemical Corp. Sponsored ADR (China)	607	38,951
Gazprom OAO Sponsored ADR (Russia)	32,301	474,523
LUKOIL Sponsored ADR (Russia)	6,739	253,162
Petroleo Brasileiro SA Sponsored ADR (Brazil)	21,634	530,033
Rosneft Oil Co. GDR (Russia)	28,300	121,407
Sasol Ltd.	9,189	265,167
		1,683,243
Pharmaceuticals – 3.2%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	7,766	349,858
Real Estate – 3.6%
China Overseas Land & Investment Ltd.	115,920	182,006
China Resources Land Ltd.	137,600	215,402
		397,408
Retail – 1.7%
Wal-Mart de Mexico SAB de CV	78,138	181,782
Semiconductors – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	12,300	110,085

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Funds – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.2%
Infosys Technologies Ltd. Sponsored ADR (India)	4,811	$128,117
Telecommunications – 16.7%
America Movil SAB de C.V. Sponsored ADR (Mexico)	10,386	281,253
China Mobile Ltd. Sponsored ADR (Hong Kong)	12,800	557,056
Chunghwa Telecom Co. Ltd.	91,978	167,768
Mobile TeleSystems Sponsored ADR (Russia)	6,249	186,970
MTN Group Ltd.	24,007	264,465
Telekom Malaysia Bhd	83,300	80,777
Telekomunikasi Indonesia Tbk PT	273,000	178,563
Vimpel-Communications Sponsored ADR (Russia)	18,256	119,394
		1,836,246
TOTAL COMMON STOCK (Cost $13,946,226)		10,491,283
PREFERRED STOCK – 2.0%
Iron & Steel – 2.0%
Usinas Siderurgicas de Minas Gerais SA Class A	16,700	214,014
TOTAL PREFERRED STOCK (Cost $152,287)		214,014
TOTAL EQUITIES (Cost $14,098,513)		10,705,297
TOTAL LONG-TERM INVESTMENTS (Cost $14,098,513)		10,705,297
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$262,471	262,471
TOTAL SHORT-TERM INVESTMENTS (Cost $262,471)		262,471
TOTAL INVESTMENTS – 100.0% (Cost $14,360,984) (d)		10,967,768
Other Assets/ (Liabilities) – 0.0%		1,075
NET ASSETS – 100.0%		$10,968,843

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $184,302 or 1.68% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $262,472. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/04/09, and an aggregate market value, including accrued interest, of $269,919.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Apparel – 1.4%
Li Ning Co. Ltd.	99,500	$164,380
Auto Manufacturers – 2.1%
Denway Motors Ltd.	184,000	71,246
Dongfeng Motor Group Co. Ltd.	150,000	78,435
Sinotruk Hong Kong Ltd.	120,500	93,587
		243,268
Automotive & Parts – 1.1%
Xinyi Glass Holdings Co. Ltd.	288,000	127,502
Banks – 15.9%
Bank of China Ltd.	537,000	178,829
China Construction Bank Corp.	1,069,000	607,126
China Merchants Bank Co. Ltd.	67,000	116,596
Industrial & Commercial Bank of China	1,500,000	776,445
Industrial & Commercial Bank of China Asia Ltd.	173,000	185,084
		1,864,080
Building Materials – 1.0%
Anhui Conch Cement Co. Ltd. (a)	22,000	121,828
Chemicals – 1.4%
Sinofert Holdings Ltd.	372,000	163,740
Coal – 3.4%
China Coal Energy Co.	129,000	95,273
China Shenhua Energy Co. Ltd.	131,000	301,921
		397,194
Commercial Services – 1.7%
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	3,900	195,975
Computers – 0.3%
Lenovo Group Ltd.	150,000	34,912
Diversified Financial – 0.8%
China Everbright Ltd.	60,000	92,938
Electric – 3.5%
China Resources Power Holdings Co. Ltd.	68,000	142,270
CLP Holdings Ltd.	11,500	77,837
HongKong Electric Holdings	13,500	80,656
Huaneng Power International, Inc.	170,000	114,271
		415,034
Electrical Components & Equipment – 0.9%
Dongfang Electric Corp. Ltd.	48,600	109,343
Engineering & Construction – 3.8%
China Communications Construction Co. Ltd.	246,000	269,944
China Railway Construction Corp. Ltd. (a)	134,000	175,037
		444,981
Foods – 1.3%
China Mengniu Dairy Co. Ltd.	108,000	152,081
Holding Company — Diversified – 1.0%
China Resources Enterprise	72,000	113,244
Insurance – 13.4%
China Insurance International Holdings Co. Ltd.	151,000	242,827
China Life Insurance Co. Ltd.	284,000	934,430
PICC Property & Casualty Co. Ltd. (a)	116,000	63,340
Ping An Insurance Group Co. of China Ltd.	55,500	332,447
		1,573,044
Internet – 2.6%
Ctrip.com International Ltd. ADR (Cayman Islands)	6,100	167,140
Tencent Holdings Ltd.	18,400	136,963
		304,103
Iron & Steel – 2.0%
Angang Steel Co. Ltd.	120,000	124,018
Shougang Concord International Enterprises Co. Ltd.	1,104,000	114,005
		238,023
Machinery — Construction & Mining – 1.6%
China National Materials Co. Ltd. (a)	355,000	186,005
Machinery — Diversified – 1.0%
Shanghai Electric Group Co. Ltd.	408,000	117,442
Mining – 2.1%
Real Gold Mining Ltd. (a)	90,000	70,606
Zijin Mining Group Co. Ltd.	254,000	181,316
		251,922
Oil & Gas – 12.5%
China Petrolium and Chemical Corp. Class H	872,000	559,456
CNOOC Ltd.	458,000	455,900
Cnpc Hong Kong Ltd.	180,000	75,980
PetroChina Co. Ltd.	476,000	378,197
		1,469,533
Oil & Gas Services – 1.4%
China Oilfield Services Ltd.	204,000	160,391
Real Estate – 8.3%
China Overseas Land & Investment Ltd.	198,480	311,633
China Resources Land Ltd.	142,000	222,290
Franshion Properties China Ltd.	390,000	98,403
Sino-Ocean Land Holdings Ltd.	157,000	102,951
Sun Hung Kai Properties Ltd.	11,000	98,755
Yanlord Land Group Ltd.	192,000	141,555
		975,587
Retail – 0.4%
Belle International Holdings Ltd.	46,000	23,399

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Parkson Retail Group Ltd.	26,500	$27,157
		50,556
Telecommunications – 11.1%
China Mobile Ltd.	121,000	1,055,756
China Telecom Corp. Ltd. Class H	594,000	246,912
		1,302,668
Transportation – 2.5%
China COSCO Holdings Co. Ltd.	114,000	74,326
Guangshen Railway Co. Ltd.	396,000	127,838
MTR Corp.	39,000	94,120
		296,284
TOTAL COMMON STOCK (Cost $12,026,945)		11,566,058
TOTAL EQUITIES (Cost $12,026,945)		11,566,058
TOTAL LONG-TERM INVESTMENTS (Cost $12,026,945)		11,566,058
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$158,882	158,882
TOTAL SHORT-TERM INVESTMENTS (Cost $158,882)		158,882
TOTAL INVESTMENTS – 99.9% (Cost $12,185,827) (c)		11,724,940
Other Assets/ (Liabilities) – 0.1%		14,342
NET ASSETS – 100.0%		$11,739,282

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $158,883. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 8/06/09, and an aggregate market value, including accrued interest, of $164,852.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

  1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are ten series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Inflation-Protected and Income Fund (formerly MML Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), MML Small Company Opportunities Fund ("Small Company Opportunities Fund"), the MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund") and the MML China Fund ("China Fund").

The Strategic Emerging Markets Fund and the China Fund commenced operations on August 27, 2008.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public.

Each Fund, other than the Strategic Emerging Markets Fund and China Fund, offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares for the Funds, with the exception of the Money Market Fund, commenced operations on August 15, 2008. Service Class shares for the Money Market Fund are not currently available. The Strategic Emerging Markets Fund and China Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the Strategic Emerging Markets Fund and China Fund are not currently available. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

  2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based

Notes to Portfolio of Investments (Unaudited) (Continued)

upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, such as those experienced in fiscal 2008, the observability of prices and inputs may be reduced for many instruments. This condition could cause a security to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop

Notes to Portfolio of Investments (Unaudited) (Continued)

an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of March 31, 2009 for the Funds' investments:

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund	$-	$199,718,962	$-	$199,718,962
Inflation-Protected and Income Fund	-	778,232,487	-	778,232,487
Managed Bond Fund	-	614,505,530	1,531,798	616,037,328
Blend Fund	285,462,078	255,761,847	1,025,924	542,249,849
Equity Fund	628,147,395	32,151,435	-	660,298,830
Enhanced Index Core Equity Fund	13,513,687	37,414	-	13,551,101
Small Cap Equity Fund	80,313,109	1,953,978	181	82,267,268
Small Company Opportunities Fund	29,511,435	953,735	-	30,465,170
Strategic Emerging Markets Fund	9,671,903	1,295,865	-	10,967,768
China Fund	11,566,058	158,882	-	11,724,940

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond Fund	$113,924	$213,850	$-	$327,774
Blend Fund	1,031,347	148,899	-	1,180,246
Equity Fund	(245,571)	-	-	(245,571)
*Other financial instruments include futures, written options and swap contracts.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities
	Balance as of 12/31/08	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation (depreciation)	Net purchases/ (sales)	Net transfers in and/or (out) of Level 3	Balance as of 3/31/09	Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/09
Managed Bond Fund	$2,867,572	$-	$(234,174)	(1,101,600)	$-	$1,531,798	$(239,085)
Blend Fund	1,788,512	-	(174,364)	(588,224)	-	1,025,924	(174,364)
Small Cap Equity Fund	138	-	43	-	-	181	43

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolios of Investments at March 31, 2009.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2009:

Description	Value
Inflation-Protected and Income Fund
Agreement with Deutsche Bank, dated 02/04/09, 0.60%, to be repurchased on demand until 05/06/09 at value plus accrued interest.	$50,306,000
Agreement with Deutsche Bank, dated 02/25/09, 0.65%, to be repurchased on demand until 05/20/09 at value plus accrued interest.	10,100,000
Agreement with HSBC Finance Corp., dated 02/12/09, 0.35%, to be repurchased on demand until 05/12/09 at value plus accrued interest.	78,765,931
Agreement with HSBC Finance Corp., dated 03/11/09, 0.60%, to be repurchased on demand until 04/16/09 at value plus accrued interest.	25,323,529
Agreement with Banque Paribas, dated 02/05/09, 0.55%, to be repurchased on demand until 05/05/09 at value plus accrued interest.	46,559,567
Agreement with Banque Paribas, dated 10/23/08, 1.65%, to be repurchased on demand until 1/20/09 at value plus accrued interest.	112,090,264
$323,145,291
Average balance outstanding	$64,342,732
Average interest rate	0.78%
Maximum balance outstanding	$373,451,293

Average balance outstanding was calculated based on daily balances outstanding during the period divided by the number of days in the period.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Fund(s) had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at March 31, 2009.

Financial Futures Contracts

A Fund may enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities or commodities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
BUYS
120	U.S. Treasury Note 2 Year	6/30/09	$26,146,875	$113,924
Blend Fund
BUYS
513	S&P 500 E Mini Index	6/19/09	$20,386,620	$1,031,347

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the

Notes to Portfolio of Investments (Unaudited) (Continued)

option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Fund(s) listed in the following table had open written option contracts at March 31, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Equity Fund
$91,200	4/18/09	JP Morgan Chase & Co., Strike 30.00	$121,624	$80,256
95,200	4/18/09	Morgan Stanley, Strike 30.00	97,170	14,280
115,500	6/20/09	Unitedhealth Group, Inc., Strike 15.00	112,034	75,075
84,400	7/18/09	Aetna, Inc., Strike 17.50	111,576	75,960
			$442,404	$245,571

Transactions in written option contracts during the period ended March 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Equity Fund
Options outstanding at December 31, 2008	-	$-
Options written	22,214	1,622,351

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Options terminated in closing purchase transactions	(18,351)	(1,179,947)
Options outstanding at March 31, 2009	3,863	$442,404

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event occurs with respect to a referenced bond or group of bonds. The credit events that would trigger the seller to make payment are specific to each credit default swap contract. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. Acting as a protection seller allows the Fund to create an investment exposure similar to a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret

Notes to Portfolio of Investments (Unaudited) (Continued)

contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

As previously stated, notional amounts represent maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

The Fund(s) listed in the following table had open swap agreements at March 31, 2009:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund
Credit Default Swaps
950,000	USD	6/20/17	Barclays Bank PLC	Buy	0.85%	Sarah Lee Corp.	$(21,916)	$-	$(21,916)
1,000,000	USD	12/20/09	Barclays Bank PLC	Buy	0.55%	Cox Communications, Inc.	3,876	-	3,876
							(18,040)	-	(18,040)
250,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	1.05%	Brunswick Corp.	76,562	-	76,562
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	0.0058	Marriot International, Inc.	178,088	-	178,088
							254,650	-	254,650
450,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0215	RadioShack Corp.	(1,037)	-	(1,037)
1,350,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0215	RadioShack Corp.	(3,110)	-	(3,110)
800,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0335	Southwest Airlines Co.	(18,613)	-	(18,613)
							(22,760)	-	(22,760)
							$213,850	$-	$213,850
Blend Fund
Credit Default Swaps
600,000	USD	6/20/17	Barclays Bank PLC	Buy	0.85%	Sarah Lee Corp.	(13,842)	-	(13,842)
700,000	USD	12/20/09	Barclays Bank PLC	Buy	0.55%	Cox Communications, Inc.	2,714	-	2,714
							(11,128)	-	(11,128)
150,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	1.05%	Brunswick Corp.	45,937	-	45,937
775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	0.0058	Marriot International, Inc.	122,683	-	122,683
							168,620	-	168,620
525,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0215	RadioShack Corp.	(1,210)	-	(1,210)
175,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0215	RadioShack Corp.	(403)	-	(403)
300,000	USD	3/20/14	Barclays Bank PLC	Buy	0.0335	Southwest Airlines Co.	(6,980)	-	(6,980)
							(8,593)	-	(8,593)
							$148,899	$-	$148,899

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Dollar Roll Transactions

The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio. The Funds account for dollar roll transactions as purchases and sales. If certain criteria are met, these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Trustees, taking into consideration such factors as the Trustees deem appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at March 31, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Managed Bond Fund	$4,445,285	$1,531,789	0.3%
Blend Fund	2,862,546	1,025,915	0.2%

  3. Federal Income Tax Information

At March 31, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$779,721,758	$7,356,427	$(8,845,698)	$(1,489,271)
Managed Bond Fund	639,623,856	15,273,873	(38,860,401)	(23,586,528)
Blend Fund	551,657,317	45,982,052	(55,389,520)	(9,407,468)
Equity Fund	804,638,563	21,109,502	(165,449,235)	(144,339,733)
Enhanced Index Core Equity Fund	16,930,165	281,346	(3,660,410)	(3,379,064)
Small Cap Equity Fund	116,530,893	3,167,226	(37,430,851)	(34,263,625)
Small Company Opportunities Fund	71,401,857	201,170	(41,137,857)	(40,936,687)
Strategic Emerging Markets Fund	14,360,984	449,271	(3,842,487)	(3,393,216)
China Fund	12,185,827	775,798	(1,236,685)	(460,887)

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2009, is the same for financial reporting and federal income tax purposes.

  4. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund's operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

  5. Subsequent Events

Prior to the opening of business on May 1, 2009, the Small Cap Equity Fund acquired all assets and liabilities of the Small Company Opportunities Fund. The acquisition was accomplished by a tax-free exchange of 5,454,629 Initial Class shares and 111,154 Service Class shares of the Small Company Opportunities Fund for 5,526,980 Initial Class shares and 112,947 Service Class shares of the Small Cap Equity Fund. The Small Company Opportunities Fund's net assets at that date of $33,786,815, including $5,591,057 of net unrealized depreciation, were combined with those of the Small Cap Equity Fund. The aggregate net assets of the Small Cap Equity Fund immediately before the acquisition were $106,036,590. The aggregate net assets of the Small Cap Equity Fund immediately following the acquisition were $139,823,405.

Class II shares of the Strategic Emerging Markets Fund and the China Fund commenced operations on May 1, 2009.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/20/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/20/09